As Filed with the Securities and Exchange Commission on April __, 2014
Registration Nos. 333 - 25663
811 - 08187

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 22

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 23
AMERICAN FIDELITY SEPARATE ACCOUNT B
(Exact Name of Registrant)
AMERICAN FIDELITY ASSURANCE COMPANY
(Name of Depositor)

2000 N. CLASSEN BOULEVARD, OKLAHOMA CITY, OKLAHOMA	73106
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, Including Area Code	405.523.2000

Christopher T. Kenney	Copies to:
Vice President and
General Counsel	Jennifer Wheeler
American Fidelity Assurance Company	McAfee & Taft
2000 N. Classen Boulevard	A Professional Corporation
Oklahoma City, Oklahoma 73106	10th Floor, Two Leadership Square
(Name and Address of Agent for Service)	Oklahoma City, OK 73102-7103

Approximate Date of Proposed Public Offering:	As soon as practicable after effectiveness of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ x] on May 1, 2014 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ] on May 1, 2012 pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual variable annuity contracts

AFAdvantage® Variable Annuity from

May 1, 2014

AFAdvantage® Variable Annuity
issued by
American Fidelity Separate Account B
and
American Fidelity Assurance Company
PROSPECTUS
May 1, 2014

American Fidelity Separate Account B (“Separate Account B”) is offering individual variable annuity contracts.  This prospectus describes all of the material features of the individual contracts available under the AFAdvantage® Variable Annuity policy.  Our home office is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

AFAdvantage® Variable Annuity is a fixed and variable deferred annuity policy.  You have 17 investment options in the annuity — the Guaranteed Interest Account, a fixed investment option, and 16 variable investment options, each of which corresponds with one of the following eligible portfolios:

American Fidelity Dual Strategy Fund, Inc.®
American Century Variable Portfolios, Inc.
VP Balanced Fund
VP Capital Appreciation Fund
VP Income & Growth Fund
VP International Fund
BlackRock Variable Series Funds, Inc.
Basic Value V.I. Fund
Capital Appreciation V.I. Fund
Value Opportunities V.I. Fund

The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Stock Index Fund, Inc.
Dreyfus Variable Investment Fund
International Value Portfolio
Dreyfus Investment Portfolios
Technology Growth Portfolio
Vanguard® Variable Insurance Fund*
Balanced Portfolio
Capital Growth Portfolio
Small Company Growth Portfolio
Total Bond Market Index Portfolio

This prospectus contains important information about Separate Account B that you should know before buying a policy.  Please keep a copy of this prospectus for future reference.  We filed a Statement of Additional Information with the Securities and Exchange Commission (“SEC”) dated May 1, 2014 that provides more information about the policy.  You can get a copy of our Statement of Additional Information at no charge from us or from the SEC.  The SEC maintains a web site (www.sec.gov) that contains our Statement of Additional Information, material incorporated by reference in this prospectus and other material that we file electronically with the SEC.  For a free copy of the Statement of Additional Information, call us at 800.662.1106 or write us at P.O. Box 25520, Oklahoma City, Oklahoma 73125-0520 or e-mail us at va.help@americanfidelity.com.

Our Statement of Additional Information is incorporated by reference in this prospectus.  The table of contents of the Statement of Additional Information is on the last page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.  This prospectus may only be used to offer the contract where the contract may be lawfully sold.  The contract and certain features described in the contact may only be available in certain states.

Please read this prospectus carefully and keep it for future reference.

* Vanguard is a trademark of The Vanguard Group, Inc.

GLOSSARY OF TERMS

Some of the terms used in this prospectus are technical.  To help you understand these terms, we have defined them below.

Account value:  The value of your policy during the accumulation phase.

Accumulation period:  The period of time between purchasing a policy and receiving annuity payments.  Until you begin receiving annuity payments, the annuity is in the accumulation period.

Accumulation unit:  The unit of measurement used to keep track of the value of a participant’s interest in a sub-account during the accumulation period.

Annuitant:  The person on whose life annuity payments are based.

Annuity:  A series of installment payments either for a fixed period or for the life of the annuitant, or for the joint lifetime of the annuitant and another person.

Annuity date:  The date annuity payments begin.

Annuity options:  The various methods available to select as pay-out plans for an annuitant’s  annuity payments.

Annuity payments:  Regular income payments you may receive from the policy during the annuity phase.

Annuity period:  The period during which we make annuity payments.

Annuity unit:  The unit of measure we use to calculate your annuity payments during the annuity period.  If you elect one of our variable annuity options, the amount of your annuity payments will vary with the value and number of annuity units in the sub-accounts attributed to variable annuity units.

Assumed Investment Rate:  The assumed rate of return used to determine the first annuity payment for a variable annuity option.

Eligible portfolios:  The portfolios that serve as the Separate Account’s underlying investment options.  Each sub-account invests its assets into a corresponding portfolio.  Each portfolio (sometimes called a fund) has its own investment objective.

General account:  Our general account consists of all of our assets other than those assets allocated to Separate Account B or to any of our other separate accounts.

Guaranteed Interest Account option:  The fixed investment option within our general account which earns interest credited by us.

Investment options:  Your investment options consist of (1) the Guaranteed Interest Account, which is our fixed investment option, and (2) the sub-accounts, which are variable investment options.  We reserve the right to add, remove or combine sub-accounts as eligible investment options.

Policy:  The AFAdvantage® Variable Annuity.

Policy owner:  The person or entity entitled to ownership rights under a policy.

Portfolio companies:  The companies offering the portfolios in which the sub-accounts invest.

Purchase payment:  The money invested by you or on your behalf in the policy.

Separate Account:  American Fidelity Separate Account B, our separate account that provides the variable investment options.  Separate Account B is a unit investment trust registered with the SEC under the Investment Company Act of 1940.

Sub-account:  An investment division of Separate Account B.  Each sub-account invests its assets in shares of a corresponding eligible portfolio.

We, Us, Our:  American Fidelity Assurance Company, the insurance company offering the contract or policy.

You, Your:  Generally, the policy owner.

i

ii

SUMMARY

In this summary, we discuss some of the important features of your variable annuity policy.  You should read the entire prospectus for more detailed information about your policy and Separate Account B.

The AFAdvantage® Variable Annuity.  In this prospectus, we describe the AFAdvantage® Variable Annuity flexible premium variable and fixed deferred annuity policy that we offer.  The annuity policy is a contract between you, as the policy owner, and us, American Fidelity Assurance Company, as the insurance company.  Through the annuity policy, we are able to provide a means for you to invest, on a tax deferred basis, in our Guaranteed Interest Account, a fixed investment option, and in the 16 sub-accounts, which are variable investment options.  Each of the sub-accounts invests in a corresponding eligible portfolio.

We designed the AFAdvantage® Variable Annuity for people seeking long-term tax-deferred earnings, generally for retirement or other long-term purposes.  The tax deferred feature is most attractive to people in high federal and state tax brackets.  You should not buy the policy if you are looking for a short-term investment or if you cannot afford to lose some or all of your investment.

Like all deferred annuities, the AFAdvantage® Variable Annuity has two distinct periods: the accumulation period and the annuity period.  During the accumulation period, you invest money in your annuity, at which point your earnings accumulate on a tax deferred basis and are taxed as income only when you make a withdrawal.  Similarly, during the annuity period, your earnings are taxed as income only when you receive an annuity payment or otherwise make a withdrawal.  A federal tax penalty may apply if you make withdrawals before you are 59½.  If the policy is issued pursuant to a qualified plan, the qualified plan will already provide tax-deferral; therefore, there should be other reasons for purchasing the policy pursuant to a qualified plan aside from the tax deferral feature.

The annuity period begins when you start receiving regular payments under the annuity income options from your policy.  Among other factors, the amount of the payments you may receive during the annuity period will depend on the amount of money you invest in your policy during the accumulation period and on the investment performance of the variable investment options you have selected, if any.
Investment Options.  When you invest in the annuity, you may allocate some or all of your investment to our fixed investment option, the Guaranteed Interest Account, or to one or more of the sub-accounts listed below, each of which is a variable investment option.  We reserve the right to add, combine or remove sub-accounts as investment options:

American Fidelity Dual Strategy Fund, Inc.®
American Century Variable Portfolios, Inc. – VP Balanced Fund
American Century Variable Portfolios, Inc. – VP Capital Appreciation Fund
American Century Variable Portfolios, Inc. – VP Income & Growth Fund
American Century Variable Portfolios, Inc. – VP International Fund
BlackRock Variable Series Funds, Inc. – Basic Value V.I. Fund
BlackRock Variable Series Funds, Inc. – Capital Appreciation V.I. Fund
BlackRock Variable Series Funds, Inc. – Value Opportunities V.I. Fund
The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Stock Index Fund, Inc.
Dreyfus Variable Investment Fund – International Value Portfolio
Dreyfus Investment Portfolios – Technology Growth Portfolio
Vanguard® Variable Insurance Fund – Balanced Portfolio
Vanguard® Variable Insurance Fund – Capital Growth Portfolio
Vanguard® Variable Insurance Fund – Small Company Growth Portfolio
Vanguard® Variable Insurance Fund – Total Bond Market Index Portfolio

At your direction, we will allocate your purchase payments to the Guaranteed Interest Account or to one or more of the sub-accounts listed above.  Each of the foregoing sub-accounts invests in a corresponding portfolio.  The portfolios offer professionally managed investment choices.  You can find a complete description of each of the portfolios in the prospectus for that particular portfolio.  You can make or lose money by investing in the variable investment options,  depending on market conditions and the performance of the portfolio(s) that correspond with the sub-account(s) to which you allocate your purchase payments.  Please see the information on page 11, describing how you can obtain a copy of the portfolios’ prospectuses.

Our fixed investment option, the Guaranteed Interest Account, offers a minimum interest rate that is guaranteed by us.  While your money is in the Guaranteed Interest Account, we guarantee the interest your money will earn.  You may still be subject to a withdrawal charge on any withdrawals.

Taxes.  The earnings you accumulate as a result of your investments under the policy are not taxed until you make a withdrawal or receive an annuity payment.  In most cases, if you withdraw money, earnings come out first and are taxed as income.  If you withdraw any money before you are 59½, you may be charged a federal tax penalty on the taxable amounts withdrawn.  In most cases, the penalty is 10% on the taxable amounts.  A portion of the payments you receive during the annuity period of your policy is considered a return of your original investment.  That part of each payment is not taxable as income.  If the policy is issued pursuant to a qualified plan under special tax qualification rules, the entire payment may be taxable.

Withdrawals.  You may withdraw money at any time during the accumulation period; however, a withdrawal charge may apply.  Additionally, restrictions exist under federal tax law concerning when you can withdraw money from a qualified plan, and you may have to pay income tax and a tax penalty on any money you withdraw.  The minimum partial withdrawal is $250 (there are exceptions for withdrawals allowed under 403(b) and 401(k) hardship provisions), but a withdrawal must not reduce the value of your policy to less than $100.  Withdrawals and charges that may apply to withdrawals are discussed under “Withdrawals” on page 21.

Free Look.  If you cancel your policy within 20 calendar days after receiving it, you will get a refund of either the amount you paid for your policy or the value of your policy, whichever is more.  In the event of a refund, we determine the value of your policy on either the day we receive the policy at our home office or the day our agent receives the policy, whichever occurs earlier.

Questions.  If you have any questions about your AFAdvantage® Variable Annuity policy or need more information, please contact us at:

American Fidelity Assurance Company Annuity Services Department P.O. Box 25520 Oklahoma City, Oklahoma 73125-0520 Telephone: 800.662.1106 E-mail: va.help@americanfidelity.com

1

FEE TABLE

The following tables describe the fees and expenses you will pay when owning, withdrawing amounts from, or surrendering your policy.  The first table describes the fees and expenses that you will pay at the time you withdraw from your policy or surrender your policy.  State premium taxes (currently ranging from 0% to 3.5%) may also be deducted.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of the amount withdrawn in excess of the free withdrawal amount as described elsewhere in this document)

Policy Year	Withdrawal Charge
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9+	0%

Transfer Fee	Maximum $25(1)
Loan Interest Rate	5%(2)

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including the portfolio fees and expenses.

Annual Expenses(3)	Current Fee	Maximum Fee
Policy Maintenance Fee	$15	$36

Separate Account Annual Expenses (as a percentage of average account value)	Current Fee	Maximum Fee

Mortality and Expense Risk Charge	1.25%	1.25%
Account Fees and Expenses
Administrative Charge	0.15%	0.25%
Distribution Expense Charge	0.10%	0.25%
Total Separate Account Annual Expenses	1.50%	1.75%

______________________________
(1)
There is no charge for the first 12 transfers in a policy year during the accumulation period and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred.  (Transfers made through automatic dollar cost averaging and asset rebalancing count toward the free transfers).

(2)	We charge an interest rate of 5%.
(3)
We currently charge lower fees than the maximum allowed under the policy.  The current fees and maximum fees we may charge are shown in the Annual Expenses table.  We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of your participant account invested in a portfolio.  We may increase the policy maintenance fee, but it will not be more than $36 per policy per year.

2

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy.  Additional details about each portfolio’s fees and expenses are contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, including management fees, 12b-1 fees and other expenses)	MINIMUM 0.19%	MAXIMUM 1.37%

Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets)

American Fidelity Dual Strategy Fund, Inc. ®
Management Fees	0.50%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.50%

American Century Variable Portfolios, Inc. (1)
VP Balanced Fund
Management Fees	0.90%
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.91%

VP Capital Appreciation Fund (2)
Management Fees	0.99%
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	1.00%

VP Income & Growth Fund
Management Fees	0.70%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.70%

VP International Fund
Management Fees	1.36%
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	1.37%

BlackRock Variable Series Funds, Inc. (3)
Basic Value V.I. Fund
Management Fees	0.60%
Other Expenses	0.24%
Total Annual Portfolio Operating Expenses (4)	0.84%
Contractual Waivers (5)	0.11%
Contractual Cap on Networking Fees (6)	0.06%
Net Annual Operating Expenses (7)	0.73%

3

Capital Appreciation V.I. Fund
Management Fees	0.65%
Other Expenses	0.28%
Total Annual Portfolio Operating Expenses (4)	0.93%
Contractual Waivers (5)	0.13%
Contractual Cap on Networking Fees (6)	0.07%
Net Annual Operating Expenses (7)	0.80%

Value Opportunities V.I. Fund
Management Fees	0.75%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses(4)	1.01%
Contractual Waivers (5)	0.10%
Contractual Cap on Networking Fees (6)	0.07%
Net Annual Operating Expenses (7)	0.91%

The Dreyfus Socially Responsible Growth Fund, Inc. (8)
Management Fees	0.75%
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	0.86%

The Dreyfus Stock Index Fund, Inc. (8)
Management Fees	0.25%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.29%

Dreyfus Variable Investment Fund (8)
International Value Portfolio
Management Fees	1.00%
Other Expenses	0.25%
Total Annual Portfolio Operating Expenses	1.25%

Dreyfus Investment Portfolios (8)
Technology Growth Portfolio
Management Fees	0.75%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	0.85%

Vanguard® Variable Insurance Fund*
Balanced Portfolio
Management Expenses	0.24%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.27%

Capital Growth Portfolio
Management Expenses	0.38%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.41%

Small Company Growth Portfolio
Management Expenses	0.36%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.38%

Total Bond Market Index Portfolio
Management Expenses	0.16%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.19%

* Vanguard is a trademark of The Vanguard Group, Inc.
____________________
(1)	American Century Variable Portfolios, Inc. Share Class I.
(2)	The American Century VP Vista Fund will combine into the American Century VP Capital Appreciation Fund on 4/25/14. Class II of the VP Capital Appreciation Fund will launch on 3/31/14.
(3)	BlackRock Variable Series Funds, Inc.: Share Class I.
(4)
The Total Annual Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses.

(5)
Contractual Waivers:  As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% of average daily net assets until May 1, 2015.

(6)
Contractual Cap on Networking Fees:  BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to the indicated percentage ratio of average daily net assets until May 1, 2015.  Each of the contractual arrangements may be terminated upon 90 days notice by a majority of the non-interested directors of the Fund or by a vote of the majority of the outstanding voting securities of the Fund.

(7)
Net Annual Operating Expenses:  As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% of average daily net assets until May 1, 2015.

(8)	The Dreyfus Socially Responsible Growth Fund, Inc.; The Dreyfus Stock Index Fund, Inc.; Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios – Share Class: Initial.

4

Examples

These examples are intended to assist in comparing the cost of investing in the policy with the cost of investing in other variable annuity contracts.  These costs include (1) contract owner transaction expenses (other than transfer fees and loan interest), (2) annual contract fees, (3) separate account annual expenses, and (4) portfolio fees and expenses.

The examples assume an initial investment of $10,000 in the policy for the time periods indicated.  The examples also assume that the investment has a 5% return each year and assume the maximum fees and expenses of the portfolios.  Although the actual costs may be higher or lower, based on these assumptions, the examples show the expenses that would be paid on a $10,000 investment (a) if policy is surrendered at the end of each time period or (b) if a policy is not surrendered or a policy is annuitized at the end of the applicable time period.

	Time Periods
		1 Year	3 Years	5 Years	10 Years

American Fidelity Dual Strategy Fund, Inc. ®	(a)	1,018	1,258	1,561	2,453
	(b)	218	671	1,147	2,453
American Century Variable Portfolios, Inc.
VP Balanced Fund	(a)	1,059	1,375	1,759	2,866
	(b)	259	794	1,354	2,866
VP Capital Appreciation Fund	(a)	1,068	1,400	1,802	2,954
	(b)	268	821	1,398	2,954
VP Income & Growth Fund	(a)	1,038	1,315	1,658	2,657
	(b)	238	731	1,249	2,657
VP International Fund	(a)	1,105	1,503	1,976	3,308
	(b)	305	931	1,580	3,308
BlackRock Variable Series Funds, Inc.
Basic Value V.I. Fund	(a)	1,041	1,323	1,672	2,687
	(b)	241	740	1,264	2,687
Capital Appreciation V.I. Fund	(a)	1,048	1,343	1,706	2,757
	(b)	248	761	1,299	2,757
Value Opportunities V.I. Fund	(a)	1,059	1,374	1,759	2,866
	(b)	259	794	1,354	2,866
The Dreyfus Socially Responsible Growth Fund, Inc.	(a)	1,054	1,360	1,735	2,817
	(b)	254	779	1,329	2,817
The Dreyfus Stock Index Fund, Inc.	(a)	997	1,196	1,458	2,234
	(b)	197	607	1,040	2,234
Dreyfus Variable Investment Fund
International Value Portfolio	(a)	1,093	1,470	1,920	3,195
	(b)	293	896	1,522	3,195

Dreyfus Investment Portfolios
Technology Growth Portfolio	(a)	1,053	1,358	1,730	2,807
	(b)	253	776	1,324	2,807
Vanguard® Variable Insurance Fund*
Balanced Portfolio	(a)	995	1,192	1,448	2,213
	(b)	195	601	1,030	2,213
Capital Growth Portfolio	(a)	1,009	1,232	1,517	2,360
	(b)	209	644	1,101	2,360
Small Company Growth Portfolio	(a)	1,006	1,224	1,502	2,328
	(b)	206	634	1,086	2,328
Total Bond Market Index Portfolio	(a)	987	1,169	1,408	2,128
	(b)	187	576	988	2,128

We based annual expenses of the underlying portfolios on data provided by the portfolio companies for the year ended December 31, 2012.  Except for American Fidelity Dual Strategy Fund, Inc.®, we did not independently verify the data provided; however, we did prepare the examples.

The examples should not be considered a representation of past or future expenses.  Actual expenses may be greater or less than those shown.  Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future performance.

* Vanguard is a trademark of The Vanguard Group, Inc.

5

CONDENSED FINANCIAL INFORMATION

	Sub-account Unit Value at January 1	Sub-account Unit Value at December 31	Number of Sub-account Units at December 31
American Fidelity Dual Strategy Fund, Inc.®
2004	$8.528	$9.086	1,539,678
2005	$9.086	$9.279	1,716,657
2006	$9.279	$10.044	1,811,121
2007	$10.044	$10.875	1,904,933
2008	$10.875	$6.578	1,945,043
2009	$6.578	$8.100	2,089,518
2010	$8.100	$9.474	2,157,832
2011	$9.474	$9.339	2,198,000
2012	$9.339	$10.706	2,196,146
2013	$10.706	$13.976	2,162,739
American Century Variable Portfolios, Inc.
VP Balanced Fund
2004	$10.119	$10.943	176,890
2005	$10.943	$11.313	214,586
2006	$11.313	$12.216	247,661
2007	$12.216	$12.628	279,947
2008	$12.628	$9.911	311,748
2009	$9.911	$11.275	336,548
2010	$11.275	$12.399	372,637
2011	$12.399	$12.866	414,974
2012	$12.866	$14.170	414,565
2013	$14.170	$16.392	440,434
VP Capital Appreciation Fund
2004	$7.578	$8.031	63,361
2005	$8.031	$9.657	88,216
2006	$9.657	$11.152	104,286
2007	$11.152	$16.018	142,737
2008	$16.018	$8.491	213,311
2009	$8.491	$11.466	309,211
2010	$11.466	$14.830	377,943
2011	$14.830	$13.658	440,073
2012	$13.658	$15.608	488,559
2013	$15.608	$20.130	541,976
VP Income & Growth Fund
2004	$9.251	$10.297	86,484
2005	$10.297	$10.614	125,355
2006	$10.614	$12.242	150,860
2007	$12.242	$12.052	208,519
2008	$12.052	$7.766	272,197
2009	$7.766	$9.037	338,022
2010	$9.037	$10.162	453,764
2011	$10.162	$10.322	503,174
2012	$10.322	$11.667	575,962
2013	$11.667	$15.611	632,003
VP International Fund
2004	$8.119	$9.192	38,683
2005	$9.192	$10.255	62,264
2006	$10.255	$12.631	93,385
2007	$12.631	$14.689	149,005
2008	$14.689	$7.984	206,363
2009	$7.984	$10.520	294,248
2010	$10.520	$11.742	362,853
2011	$11.742	$10.174	418,098
2012	$10.174	$12.143	470,276
2013	$12.143	$14.644	511,228
BlackRock Variable Series Funds, Inc.
Basic Value V.I. Fund
2004	$12.085	$13.223	386,872
2005	$13.223	$13.409	530,030
2006	$13.409	$16.097	694,283
2007	$16.097	$16.146	892,467
2008	$16.146	$10.057	1,132,878
2009	$10.057	$12.992	1,401,329
2010	$12.992	$14.438	1,592,121
2011	$14.438	$13.874	1,731,537
2012	$13.874	$15.588	1,830,087
2013	$15.588	$21.203	1,881,325
Capital Appreciation V.I. Fund
2010	$10.000	$12.571	27,223
2011	$12.571	$11.284	60,748
2012	$11.284	$12.655	94,124
2013	$12.655	$16.683	132,413
Value Opportunities V.I. Fund
2004	$18.915	$21.425	402,337
2005	$21.425	$23.297	512,870
2006	$23.297	$25.891	621,352
2007	$25.891	$25.277	724,026
2008	$25.277	$14.930	856,417
2009	$14.930	$18.875	994,045
2010	$18.875	$23.929	1,072,077
2011	$23.929	$23.001	1,131,365
2012	$23.001	$25.726	1,149,916
2013	$25.726	$36.090	1,163,249
The Dreyfus Socially Responsible Growth Fund, Inc.
2004	$9.836	$10.291	1,564,613
2005	$10.291	$10.505	1,649,194
2006	$10.505	$11.300	1,670,202
2007	$11.300	$11.999	1,679,226
2008	$11.999	$7.751	1,715,601
2009	$7.751	$10.213	1,783,385
2010	$10.213	$11.551	1,796,129
2011	$11.551	$11.482	1,779,535
2012	$11.482	$12.666	1,746,664
2013	$12.666	$16.762	1,727,781
The Dreyfus Stock Index Fund, Inc.
2004	$11.443	$12.472	2,435,599
2005	$12.472	$12.862	2,710,155
2006	$12.862	$14.635	2,885,112
2007	$14.635	$15.174	3,013,169
2008	$15.174	$9.396	3,241,857
2009	$9.396	$11.694	3,576,886
2010	$11.694	$13.229	3,725,336
2011	$13.229	$13.277	3,848,174
2012	$13.277	$15.138	3,900,250
2013	$15.138	$19.689	3,952,820
Dreyfus Investment Portfolios
Technology Growth Portfolio
2004	$7.219	$7.144	149,677
2005	$7.144	$7.304	184,657
2006	$7.304	$7.506	213,260
2007	$7.506	$8.483	279,693
2008	$8.483	$4.915	329,303
2009	$4.915	$7.634	403,530
2010	$7.634	$9.771	473,718
2011	$9.771	$8.877	504,100
2012	$8.877	$10.111	548,028
2013	$10.111	$13.227	556,131
Dreyfus Variable Investment Fund
International Value Portfolio
2004	$11.234	$13.282	126,127
2005	$13.282	$14.641	155,871
2006	$14.641	$17.682	200,812
2007	$17.682	$18.142	285,749
2008	$18.142	$11.202	378,522
2009	$11.202	$14.453	478,863
2010	$14.453	$14.872	564,565
2011	$14.872	$11.943	630,754
2012	$11.943	$13.255	686,848
2013	$13.255	$16.060	733,939
Vanguard Variable Insurance Fund
Balanced Portfolio
2005	$10.000	$10.463	122,880
2006	$10.463	$11.849	280,559
2007	$11.849	$12.649	543,112
2008	$12.649	$9.648	836,105
2009	$9.648	$11.681	1,133,690
2010	$11.681	$12.774	1,489,182
2011	$12.774	$13.050	1,815,123
2012	$13.050	$14.470	2,113,556
2013	$14.470	$17.090	2,402,214
Capital Growth Portfolio
2010	$10.000	$12.022	43,098
2011	$12.022	$11.732	92,697
2012	$11.732	$13.346	175,198
2013	$13.346	$18.207	310,136
Small Company Growth Portfolio
2005	$10.000	$11.023	25,238
2006	$11.023	$11.968	90,323
2007	$11.968	$12.233	286,440
2008	$12.233	$7.294	531,074
2009	$7.294	$10.015	815,523
2010	$10.015	$13.003	1,029,248
2011	$13.003	$12.983	1,187,169
2012	$12.983	$14.664	1,338,406
2013	$14.664	$21.169	1,469,070
Total Bond Market Index Portfolio
2005	$10.000	$9.990	61,452
2006	$9.990	$10.266	100,023
2007	$10.266	$10.819	147,228
2008	$10.819	$11.216	220,222
2009	$11.216	$11.705	312,433
2010	$11.705	$12.280	469,247
2011	$12.280	$13.023	583,280
2012	$13.023	$13.346	692,963
2013	$13.346	$12.846	777,844

6

REVENUE SHARING ARRANGEMENTS

We, or one or more of our affiliates, may receive additional cash payments from one or more of the portfolio companies in exchange for providing certain administrative services.  In consideration for these payments, we agree to perform services such as shareholder servicing, sub-administration and record-keeping, as well as various other administrative services.  These payments do not constitute payment in any manner for investment advisory services and are not otherwise related to investment advisory or distribution services or expenses.  These payments are sometimes referred to as “revenue sharing.”  Our sales people do not receive any additional compensation for selling one sub-account over another, and they do not give any special preference to a fund just because that sub-account has a more favorable revenue sharing arrangement with us.

In connection with your sub-account purchase, we, or one or more of our affiliates, are entitled to receive a percentage of the purchased sub-account’s average daily net assets maintained for our policy holders.  These percentages differ based upon the terms of our agreements with the companies as denoted below.  We have entered into revenue sharing arrangements with the following companies:

Portfolio Company	Revenue Sharing %
BlackRock Advisors, LLC	0.10%
American Century Investment Services, Inc.	0.20% on assets over $10 million
The Dreyfus Corporation	0.15% (does not apply to the Dreyfus Stock Index Fund, Inc.)

THE AFADVANTAGE® VARIABLE ANNUITY

Owning an AFAdvantage® Variable Annuity Policy

As the owner of an AFAdvantage® Variable Annuity policy, you have all the rights under the policy; however, you can name a new policy owner.  A change of owner will revoke any prior designation of owner.  Ownership changes must be sent to our home office on an acceptable form.  The change will go into effect at the time the form is signed, subject to any payments we make or other actions we take before we record it.  We will not be liable for any payment made or action taken before we record a change in ownership.  The policy owner designated at the time the policy is issued will remain the owner unless changed.  A change of ownership may be a taxable event.  If your policy is issued pursuant to a qualified plan, your ability to change ownership may be limited.

Spouses may own a policy jointly.  Upon the death of either owner, the surviving spouse will be the primary beneficiary.  If a non-spouse is designated as the beneficiary of a jointly owned policy, the designation will be treated as creating a contingent beneficiary unless otherwise indicated in a form we accept.

Naming a Beneficiary

The beneficiary is the person or entity that you name to receive the benefit of your policy upon the death of the annuitant.  If the beneficiary and the annuitant die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.

The beneficiary is named at the time the policy is issued, but you can change the beneficiary of your policy at any time during the annuitant’s life unless you name that person as an irrevocable beneficiary.  The interest of an irrevocable beneficiary cannot be changed without his or her written consent.  To change your beneficiary, you must send a request to our home office on a form we accept.  The change will go into effect when signed, subject to any payments we make or action we take before we record the change.  A change cancels all prior beneficiaries, except any irrevocable beneficiaries.  The interest of the beneficiary will be subject to any assignment of the policy which is binding on us, and any annuity option in effect at the time of the annuitant’s death.

7

Assigning the Policy

During the annuitant’s life, you can assign some or all of your rights under the policy to someone else.  A signed copy of the assignment must be sent to our home office on a form we accept.  The assignment will go into effect when it is signed, subject to any payments we make or other actions we take before we record it, and a change in owner will revoke any prior designation of owner.  We will not be liable for any payment made or action taken before we record an assignment.  The policy owner designated at the time the policy is issued will remain the owner unless changed.  We are not responsible for the validity or effect of any assignment.  If there are irrevocable beneficiaries, you need their written consent before assigning your ownership rights in the policy.  Any assignment made after the death benefit has become payable will be valid only with our consent.  If the policy is assigned, your rights may only be exercised with the consent of the assignee of record.  Please note that an assignment may be a taxable event, and if the policy is issued pursuant to a qualified plan, your ability to assign it may be limited.

Voting Rights

Although we legally own the portfolios’ shares, we believe that we must get instructions from you and the other policy owners about how to vote the shares when a portfolio company solicits proxies in conjunction with a shareholder vote.  When we receive your instructions, we will vote all of the shares we own in proportion to those instructions.  This type of voting may allow a small number of policy owners to control the outcome of the vote.  If we determine that we are no longer required to seek the policy owners’ instructions, we will vote the shares in our own right.

Changes in Policy Terms

Any changes to the policy must be in writing and signed by an authorized officer of American Fidelity Assurance Company.

HOW TO PURCHASE AN AFADVANTAGE® VARIABLE ANNUITY POLICY

Purchase Payments

When you invest to buy a policy, you are making your initial purchase payment.  Once we receive your initial purchase payment and application, we will issue your policy and allocate your initial purchase payment among the investment options according to your instructions within two business days.  We will contact you if you do not provide all of the required information in your application.  If we are unable to complete the initial application process within five business days, we will either return your money or get your permission to keep it until we obtain all of the necessary information.  If we receive your purchase payment by 3:00 p.m., Central Time, we will apply same day pricing to determine the number of sub-account accumulation units to credit to your account.  We reserve the right to reject any application or purchase payment.  At the time you buy the policy, the annuitant cannot be older than 85 years old, or the maximum age permitted under state law.

After your initial purchase payment, you may make purchase payments at any time during the accumulation phase.  In accordance with the policy, these payments will be credited to your policy within one business day.  The minimum amount of each purchase payment, including your initial payment, is $25.  You may increase, decrease or change the amount of your purchase payments at any time, in accordance with the policy.  Your policy will not lapse if no purchase payments are made in a policy year.  All payment allocations among the investment options must be in whole percentages and, when added together, must total 100%.

Accumulation Units

Each sub-account has its own value.  If you allocate your purchase payments to any of the variable investment options, the value of that portion of your policy will fluctuate depending upon the investment performance of the portfolio(s) corresponding with the sub-account(s) to which you allocated your purchase payments.  (The same thing is not true if you invest solely in the Guaranteed Interest Account.)  The value of your policy will also depend on the expenses of the policy.  In order to keep track of the value of your interest in the sub-accounts during the accumulation period, we use a measurement called an accumulation unit.  We use this value to determine the number of sub-account accumulation units represented by your investment in a sub-account.

We calculate the value of accumulation units after the New York Stock Exchange closes and then credit the participant account accordingly.  On each day that both the New York Stock Exchange and American Fidelity Assurance Company are open, we determine the value of an accumulation unit for each sub-account by dividing the total value of a sub-account’s net assets by the number of the sub-account’s outstanding accumulation units.  The value of an accumulation unit relating to any sub-account may go up or down from day to day.

When you make a purchase payment, we credit your policy with accumulation units using the accumulation unit value next determined after we receive the purchase payment.  The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that sub-account.

The following example illustrates how we calculate the number of accumulation units that should be credited to your participant account when you make a purchase payment.

Example

On Thursday, we receive an additional purchase payment of $100 from you.  You allocate this amount to The Dreyfus Stock Index Fund sub-account.  When the New York Stock Exchange closes on that Thursday, we determine that a sub-account accumulation unit for The Dreyfus Stock Index Fund is valued at $10.75.  To determine the increased value of your policy, we divide $100 by $10.75 and credit your policy on Thursday night with 9.30 accumulation units for The Dreyfus Stock Index Fund sub-account.

RECEIVING PAYMENTS FROM THE ANNUITY

Annuity Date

Any time after you invest in a policy, you can select an annuity date, which is the month and year in which you will begin receiving regular monthly income payments from the annuity.  You must notify us of your desired annuity date at least 30 calendar days before you want to begin receiving annuity payments.  You may change the annuity date by written request any time before the original annuity date.  Any change must be requested at least 30 calendar days before the new annuity date.

The duration of your annuity period will impact the amount of your monthly annuity payments.  Choosing an early annuity date may increase the duration of your annuity period, which will decrease the amount of your monthly annuity payments.

The earliest date you may request commencement of your annuity payments is 30 calendar days after we issue your annuity policy.  The annuity date may not be later than your 85th birthday (or the annuitant’s 85th birthday, if you are not the annuitant) or the maximum date permitted under state law, whichever is earlier.  If your policy is issued pursuant to a qualified plan, you are generally required to select an annuity date that occurs by April 1 of the calendar year following either the calendar year in which you retire or the calendar year in which you turn 70½, whichever comes later (or age 70½ if the policy is issued pursuant to an Individual Retirement Annuity).  In addition, the annuity date is subject to the limitations described under “Tax Treatment of Withdrawals — Tax-Deferred Annuities and 401(k) Plans” if the policy is issued pursuant to such an annuity or plan.

Selecting an Annuity Option

We offer various income plans for your annuity payments.  We call these annuity options.  The annuity options allow you to choose the form of annuity payments you receive.  In order to receive annuity payments under an annuity option, you must give us notice of the annuity option of your choice at least 30 calendar days before the annuity date.  If no option is selected, we will make annuity payments to you in accordance with Option 2 below.  Prior to the annuity date, you may change the annuity option selected by written request.  Any change must be requested at least 30 calendar days prior to the annuity date.  If an option is based on life expectancy, we will require proof of the payee’s date of birth.  If a policy is issued pursuant to a qualified plan, you may be required to obtain spousal consent to elect an annuity option other than a joint and survivor annuity.

8

You can choose one of the following annuity options or any other annuity option acceptable to us.  After annuity payments begin, you cannot change your annuity option.

OPTION 1	Lifetime Only Annuity	We will make monthly payments during the life of the annuitant. If this option is elected, payments will stop when the annuitant dies.
OPTION 2	Lifetime Annuity with Guaranteed Periods
We will make monthly payments for the guaranteed period selected, and thereafter during the life of the annuitant.  When the annuitant dies, any amounts remaining under the guaranteed period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the date of the annuitant’s death. The guaranteed period may be 10 years or 20 years.

OPTION 3	Joint and Survivor Annuity
We will make monthly payments during the joint lifetime of two people, usually husband and wife.  Generally, when an annuity option is based on two lives instead of one, the amount of the monthly annuity income is less during the joint lifetime of the annuitants than it would be otherwise.  Payments will continue during the lifetime of the survivor of those two people and will be computed on the basis of 100%, 66 2/3% or 50% of the annuity payment in effect originally.  If the annuitants choose a reduced payment to the surviving annuitant, fixed annuity payments will be equal to 66 2/3% or 50%, as applicable, of the fixed annuity payment during the period while both annuitants were still living; while variable annuity payments will be determined using 66 2/3% or 50%, as applicable of the number of annuity units credited to the participant as of the date of the death of the first annuitant.

OPTION 4	Period Certain
We will make monthly payments for a specified period.  The specified period must be at least five years and cannot be more than 30 years.  This option is available as a fixed annuity only.  When the annuitant dies, any amounts remaining under the specified period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the date of the annuitant’s death.

Annuity Payments

Annuity payments are paid in monthly installments unless you elect to receive them quarterly, semi-annually or annually.  Electing to receive payments less frequently will increase the individual payment amount.  However, the amount of the quarterly, semi-annual or annual installments will be actuarially equivalent (mathematically equivalent) to the monthly installment..  Annuity payments can be made under Options 1, 2 or 3 on a variable basis (which means they will be based on the investment performance of the variable investment options) and/or on a fixed basis (which means they will come from the Guaranteed Interest Account).  Payments under Option 4 can only come from the Guaranteed Interest Account (fixed annuity).  Depending on your election, the value of your policy (adjusted for the policy maintenance charge and any taxes) will be applied to provide the annuity payment.  If no election has been made 30 calendar days prior to the annuity date, amounts in the Guaranteed Interest Account will be used to provide a fixed annuity and amounts in the variable investment options will be used to provide a variable annuity.

If you choose to have any portion of your annuity payments come from the variable investment options, the dollar amount of each of your monthly payments will depend upon three things:

•	the value of your policy in the variable investment options on the annuity date,
•	the assumed investment rate used in the annuity table for the policy, and
•	the performance of the portfolios that correspond with the sub-accounts you selected.

More than one assumed investment rate is available.  You may select either 1%, 3% or 5%.  If one is not chosen, the assumed investment rate will be 3%.  If the actual performance exceeds your chosen assumed investment rate, your annuity payments will increase.  Similarly, if the actual rate is less than your chosen assumed investment rate, your annuity payments will decrease.  If you choose a higher assumed investment rate, your initial annuity payment will be higher.  Subsequent payments will be only slightly higher when actual performance (less any deductions and expenses) is more than the assumed rate and will decrease more rapidly when actual performance (less any deductions and expenses) is less than the assumed rate.  The amount of the first annuity payment will depend on the annuity option elected and the age of the annuitant at the time the first payment is due.

9

INVESTMENT OPTIONS

When you buy an AFAdvantage® Variable Annuity policy, you can allocate the money you invest under the policy to our Guaranteed Interest Account and any one or more of Separate Account B’s sub-accounts.  Each of the sub-accounts is a variable investment option and corresponds with one of the portfolios listed below.  Additional sub-accounts may be available in the future.

NAME	TYPE OF PORTFOLIO COMPANY	INVESTMENT ADVISOR/ SUB-ADVISOR
American Fidelity Dual Strategy Fund, Inc.® (Call 800.662.1106 to request portfolio prospectus)	Open-end, diversified, management investment company	Advisor: American Fidelity Assurance Company Sub-Advisors: Beck, Mack & Oliver LLC, Boston Advisors, LLC, WEDGE Capital Management LLP, and The Renaissance Group LLC
American Century Variable Portfolios, Inc.
Portfolios available under AFAdvantage® Variable Annuity policy:
• VP Balanced Fund
• VP Capital Appreciation Fund
• VP Income & Growth Fund
• VP International Fund
(Call 800.345.6488 to request portfolio prospectus)
	Open-end, management investment company offering one or more portfolios available under the AFAdvantage® Variable Annuity	Advisor: American Century Investment Management, Inc. Sub-Advisor: None
BlackRock Variable Series Funds, Inc.
Portfolios available under AFAdvantage® Variable Annuity policy:
• Basic Value V.I. Fund
• Capital Appreciation V.I. Fund
• Value Opportunities V.I. Fund
(Call 800.441.7762) to request portfolio prospectus)
	Open-end, management investment company offering one or more separate funds available under the AFAdvantage® Variable Annuity	Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock Investment Management, LLC
The Dreyfus Socially Responsible Growth Fund, Inc. (Call 800.554.4611 to request portfolio prospectus)	Open-end, diversified, management investment company	Advisor: The Dreyfus Corporation
The Dreyfus Stock Index Fund, Inc. (Call 800.554.4611 to request portfolio prospectus)	Open-end management investment company	Advisor: The Dreyfus Corporation Index Fund Manager: Mellon Equity Associates (affiliate of The Dreyfus Corporation)
Dreyfus Variable Investment Fund Portfolios available under AFAdvantage® Variable Annuity policy: • International Value Portfolio (Call 800.554.4611 to request portfolio prospectus)	Open-end, management investment company offering one or more portfolios available under the AFAdvantage® Variable Annuity	Advisor: The Dreyfus Corporation
Dreyfus Investment Portfolios Portfolios available under AFAdvantage® Variable Annuity policy: • Technology Growth Portfolio (Call 800.554.4611 to request portfolio prospectus)	Open-end, management investment company offering one or more portfolios available under the AFAdvantage® Variable Annuity	Advisor: The Dreyfus Corporation
Vanguard® Variable Insurance Fund
Portfolios available under AFAdvantage® Variable Annuity policy:
• Balanced Portfolio
• Capital Growth Portfolio
• Small Company Growth Portfolio
• Total Bond Market Index Portfolio
 (Call 800.210.6348 to request portfolio prospectus)
Open-end management investment company offering one or more portfolios available under the AFAdvantage® Variable Annuity
Advisor of Vanguard VIF Balanced Portfolio:  Wellington Management Company, LLP; Sub-Advisor:  None
Advisor of Vanguard VIF Capital Growth Portfolio:  PRIMECAP Management Company; Sub-Advisor:  None
Advisors of Vanguard VIF Small Company Growth Portfolio:  Granahan Investment Management, Inc. and The Vanguard Group, Inc.; Sub-Advisor:  None
Advisor of Vanguard VIF Total Bond Market Index Portfolio:  The Vanguard Group, Inc.; Sub-Advisor:  None

Shares of each of the portfolio companies are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated.  None of the portfolio companies believe that offering its shares in this manner will be disadvantageous to you.  Nevertheless, the board of trustees or the board of directors, as applicable, of each portfolio company intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and in order to determine what action, if any, should be taken.  If such a conflict were to occur, one or more of the insurance company separate accounts might withdraw their investments from a portfolio company.  An irreconcilable conflict might result in the withdrawal of a substantial amount of a portfolio’s assets which could adversely affect such portfolio’s net asset value per share.

You should read the prospectuses for the portfolios carefully before investing.  The prospectuses contain detailed information about the investment options.  You may get copies of the prospectuses by calling the telephone numbers set forth in the table that appears elsewhere in this document.  You can also get a copy of the Statement of Additional Information for any of the portfolios by calling the telephone numbers on the previous page, or by contacting us at the address and phone number on the cover of this prospectus.

Interests in the Guaranteed Interest Account are not registered under the Securities Act of 1933 because of certain exemptive and exclusionary provisions.  The Guaranteed Interest Account also is not registered as an investment company under the Investment Company Act of 1940.  Accordingly, neither the Guaranteed Interest Account nor any interests in it are subject to the provisions of these Acts.  The SEC staff has not necessarily reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account.  Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Substitution

At our discretion, we may substitute another eligible investment option for any one of the portfolios available under the AFAdvantage® Variable Annuity policy.  If we decide to make a substitution, we will give you notice of our intention.

Transfers

At your direction, we will make transfers between any of the investment options to which you have allocated money.  We reserve the right to limit the number of transfers that may be made.  All of the transfers you make in any one day count as one transfer.  If you transfer funds between investment options, we will not be liable for transfers we make at your direction.  All transfers must be in whole percentages.  We reserve the right, at any time and without prior notice, to end, suspend or change the transfer privilege, in which case we will provide written notice of any such action.

Transfers During the Accumulation Period.  If you make more than 12 transfers in a policy year, we will deduct a transfer fee.  The fee is $25 per transfer or 2% of the amount transferred, whichever is less.  In order to make a transfer, you must transfer at least $500 from the investment option from which you are making the transfer, unless the full amount of your participant account is valued at less than $500, in which case you must transfer the entire amount.  All transfers must be in whole percentages.

Transfers During the Annuity Period.  During the annuity period, you may only make one transfer in each policy year.  You may make transfers among the variable investment options or from any of the variable investment options to the Guaranteed Interest Account option.  There is no transfer fee charged for the one transfer.  You cannot make a transfer from the Guaranteed Interest Account Option to a variable investment option.

Automatic Dollar Cost Averaging

Our automatic dollar cost averaging system allows you to transfer an established amount of money each quarter from one investment option to another.  The minimum amount that may be transferred from an investment option in this way is $500.  Only one investment option can be used as a source of the transfer.  By transferring the same amount on a regular schedule instead of transferring the entire amount at one time, you may be less susceptible to the impact of market fluctuations.  Automatic dollar cost averaging is only available during the accumulation period.  If you participate in automatic dollar cost averaging, the transfers made under the program are taken into account in determining any transfer fee.

10

Asset Rebalancing

After you allocate your money to different investment options, the performance of the different investment options may cause the allocation of your total investment to shift.  At your direction, we will automatically rebalance your policy to return it to your original percentage allocations.  If you request our asset rebalance service, we will make any necessary transfers on the first day after the end of your policy year.  Asset rebalancing is only available during the accumulation period.  If you participate in the asset rebalancing program, the transfers we make for you are taken into account in determining any transfer fee, however, no other fees are charged.

Frequent Purchases and Redemptions

Market timing policies and procedures are designed to address the excessive short-term trading of investment company securities that may be harmful to the remaining policy owners.  Although market timing by policy owners is generally not illegal, we are aware that successful market timers may, in some circumstances, make profits at the expense of passive policy owners who engage in various long-term or passive investment strategies.

We have identified the possibility that policy owners may attempt to use market timing strategies in connection with Separate Account B, which includes variable investment options, as well as a fixed annuity account option.  Market timing can be accomplished by switching back and forth between investment options.  Market timing can make it very difficult for a portfolio company to manage an underlying portfolio’s investments.  Frequent transfers may cause a portfolio company to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance.  For these reasons, the policy was not designed for persons who make programmed, large, or frequent transfers.

In light of the risk posed to policy owners and other portfolio investors by market timing, we reserve the right, at any time and without prior notice, to end, suspend or change the ability of policy owners to transfer assets between investment options, as allowed by state law, if we detect suspicious transfer activity.  In furtherance of this general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

•	We assess a charge against policy owners who make transfers between investment options more than 12 times per year during the accumulation phase.

•	We only allow one transfer per year during the annuity phase (unless the policy owner has elected a fixed annuity option, in which case no transfers are allowed).

•
  We may impose specific restrictions on transactions for certain investment options, including, but not limited to, the ability to suspend or terminate the offering of an investment option, based on the transfer restriction policies of the underlying portfolios.  We may do so to conform to any present or future restriction that is imposed by any portfolio available under this policy.

•	We do not accept telephone transactions.

•	We reserve the right to postpone payment from the Guaranteed Interest Account for a period of up to six months.

•
  We have adopted a policy requiring our personnel to maintain a record of all orders received between 2:45 p.m. and 3:00 p.m. Central Time pursuant to individual wire transfer contributions, walk-in withdrawals and interfund transfer requests received by facsimile  and electronic transfer through our website.  This record is reviewed monthly and any suspicious patterns are reported and subjected to additional review.

•
  If a policy owner attempts to avoid the restrictions on their ability to transfer among investment options by withdrawing funds and reinvesting, the policy owner will be assessed a withdrawal charge of up to 8% at the time of each withdrawal.  While not designed specifically to discourage market timing activities these expenses have a tendency to discourage them.

Although we may exercise our discretion on a case-by-case basis, we anticipate applying our policies regarding frequent purchases and redemptions uniformly in all cases, absent exceptional circumstances, including uniform application to trades that occur through omnibus accounts at any intermediaries.  However, because we do retain the right to exercise our discretion on a case by case basis, certain policy owners may be able to successfully use market timing strategies in connection with Separate Account B.

Although our transfer restrictions are designed to prevent excessive transfers, the restrictions are not capable of preventing every potential occurrence of excessive transfer activity, particularly with regard to electronic transfers.  We continue to believe, however, that our transfer restrictions provide adequate protection to policy owners and other portfolio investors from the risks generally associated with market timing.

11

EXPENSES

Charges and expenses that exist in connection with the policy will reduce your investment return.  You should carefully read this section for information about these expenses.

Insurance Charges

We deduct insurance charges each day.  We include the insurance charge deduction in our calculation of the value of the accumulation and annuity units.  The insurance charges include:

•	mortality and expense risk;

•	administrative charge; and

•	distribution expense.

Mortality and Expense Risk Charge.  The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily value of the policy invested in a sub-account, after expenses are deducted.  This charge also compensates us for all the insurance benefits provided by your policy, including the guarantee of annuity rates, the death benefits, and certain other expenses, related to the policy, and for assuming the risk that the current charges will not be sufficient in the future to cover the cost of administering the policy.

Administrative Charge.  The administrative charge is equal, on an annual basis, to 0.15% of the average daily value of the policy invested in a sub-account, after expenses are deducted.  We may increase this charge, but it will never be more than 0.25% of the average daily value of your participant account invested in a sub-account.  This charge, together with the policy maintenance charge described below, is for all the expenses associated with the policy’s administration.  Some examples of these expenses include:  preparing the policy, confirmations, annual reports and statements, maintaining policy records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

Distribution Expense Charge.  The distribution expense charge is equal, on an annual basis, to 0.10% of the average daily value of the policy invested in a sub-account, after expenses are deducted.  We may increase this charge, but it will never be more than 0.25% of the average daily value of your participant account invested in a sub-account.  This charge compensates us for the costs associated with distributing the policies.

Withdrawal Charge

Any withdrawals you make may be subject to a withdrawal charge.  The withdrawal charge compensates us for expenses associated with selling the policy.  During the accumulation phase, you can make withdrawals from your policy in the manner described in “Withdrawals.”  During the first policy year, we charge a withdrawal fee for each withdrawal.  After the first policy year, you may withdraw up to 10% of the value of your policy one time during each policy year without incurring a withdrawal charge.  The free withdrawal cannot be carried forward from one policy year to the next.  The withdrawal charge is a percentage of the amount withdrawn in excess of the free withdrawal amount as shown in the Fee Table that appears elsewhere in this document.

We calculate the withdrawal charge at the time of each withdrawal.  The withdrawal charge will never exceed 8% of the total purchase payments.  The charge for partial withdrawals will be deducted from the value of your policy remaining.  No withdrawal charge will be applied when a death benefit is paid or we make a payment under any annuity option providing at least seven annual payments or 72 monthly payments.

NOTE:  For tax purposes, withdrawals are considered to have come from the last money you put into the policy.  Accordingly, for tax purposes, earnings are considered to come out of your policy first.  There are restrictions on when you can withdraw from a qualified plan known as a Section 403(b) tax-deferred annuity or a 401(k) plan.  For more information, you should read the information under “Taxes” that appears elsewhere in this document, as well as the related discussion in our Statement of Additional Information.

We may reduce or eliminate the withdrawal charge if we sell the policy under circumstances which reduce its sales expenses.  These circumstances might include a large group of individuals that intend to purchase the policy or a prospective purchaser who already has a relationship with us, including our officers, directors, etc.  Any circumstances resulting in the reduction or elimination of the withdrawal charge requires our prior approval.

Transfer Charge

There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred, whichever is less.  Systematic transfers occurring as a result of automatic dollar cost averaging or asset rebalancing are taken into account when determining any transfer fees assessed.

Policy Maintenance Charge and Portfolio Expenses

The policy maintenance fee is $15 – reduced from the $30 fee charged prior to August 1, 2008.  Although we reserve the right to change the policy maintenance charge, the highest fee permitted is $36 per year.  The charge will be deducted pro-rata from the investment options you have chosen.  During the accumulation period, the policy maintenance charge will be deducted each year on your policy anniversary date.  During the annuity phase, we will deduct the charge pro-rata from your annuity payments.  If you make a total withdrawal any time other than on a policy anniversary date, the full policy maintenance charge will be deducted.

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There are also deductions from, and expenses paid out of, the assets of the portfolios.  The portfolio expenses are described in the prospectuses for the portfolios.

Taxes

If we have to pay state or other governmental entity (e.g., municipalities) premium taxes or similar taxes relating to your policy, we will deduct the amount of the tax from your policy.  Some of these taxes are due when the policy is issued; others are due when your annuity payments begin.  We pay any premium taxes when they become payable to the states.

We will also deduct from the policy any income taxes which we incur as a result of the policy.  Currently, we are not making any such deductions.

WITHDRAWALS

You may withdraw cash from the annuity by redeeming all or part of the accumulation units in your participant account at any time during the accumulation period, before we begin making annuity payments to you.  After we begin making annuity payments, no withdrawals or redemptions may be made.  Any partial withdrawal must be at least $250, although we may make exceptions for hardship.  The redemption value of your account is equal to the value of the accumulation units in your account next computed after we receive the request for withdrawal on a form we accept.  The withdrawal charge, the policy maintenance charge and any taxes due will be deducted from the amount withdrawn before you receive it.  We will deduct an equal dollar amount of the money you withdraw pro-rata from each of your investment options. If you do not want the withdrawal to come from each of your investment options equally, you must specify the investment options from which the withdrawal is to be made, using a form we accept.  We reserve the right to distribute the full amount of your account if, after a withdrawal, the value of your policy is less than $100.  Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

A withdrawal is a redemption of accumulation units.  If accumulation units are redeemed, the number of accumulation units in your account will decrease.  The reduction in the number of accumulation units will equal the amount withdrawn, divided by the applicable accumulation unit value next computed after we receive the withdrawal request.  If you make a withdrawal request, and we receive your request prior to 3:00 p.m. Central Time, your withdrawal request will be processed on the same day.  Withdrawal requests received after 3:00 p.m. Central Time will be processed on the next day.  Withdrawal proceeds will be mailed within seven calendar days of the date on which we receive your withdrawal request.

Restrictions exist concerning when you can withdraw money from a qualified plan referred to as a 403(b) Tax-Deferred Annuity or 401(k) plan. For a more complete explanation, see “Taxes” and the discussion in our Statement of Additional Information.

Systematic Withdrawal Program

After you have owned your policy for one year, you can participate in our systematic withdrawal program.  If you participate in this program you cannot exercise the 10% free withdrawal option discussed elsewhere in this document.  If you withdraw more than the 10% free withdrawal amount using the systematic withdrawal program, you will incur a withdrawal charge.  During the policy year in which systematic withdrawals begin, the 10% free withdrawal amount will be based on the value of your policy on the business day before you request systematic withdrawals.  After your first year in the withdrawal program, the free withdrawal amount will be based on the value of your policy on the most recent policy anniversary.  Systematic withdrawals can be made monthly, quarterly or semi-annually.  The $250 minimum withdrawal discussed above does not apply to withdrawals made under the systematic withdrawal program.  We reserve the right to limit the terms and conditions under which systematic withdrawals can be elected and to stop offering any or all systematic withdrawals at any time. Income taxes and tax penalties may apply to systematic withdrawals.

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Suspension of Payments or Transfers

We may be required to suspend or postpone payments or withdrawals or transfers for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange is restricted;

•	an emergency exists as a result of which disposal of the fund shares is not reasonably practicable or we cannot reasonably value the fund shares; or

•	during any other period when, by order, the Securities and Exchange Commission permits such suspension or postponement for the protection of owners.

We reserve the right to defer payment for a withdrawal or transfer from the Guaranteed Interest Account for the period permitted by law but not for more than six months.

LOANS

If you purchased your policy under a 403(b) tax-deferred annuity qualified plan and if your employer’s plan allows, we may make a loan to you at any time before you begin receiving annuity payments; however, we will not make any loans during your first policy year.  The value of your policy in the Guaranteed Interest Account serves as the security for the loan.  The loan cannot be more than $50,000 or one-half of the value of your policy.  Under certain circumstances, the $50,000 limit may be reduced.  The minimum loan we will make is $1,000.  We can change this amount at our discretion.

We charge an interest rate of 5% on any loans that you take against your policy.  You may not make withdrawals while you have an outstanding loan against your policy.

If you fail to make a loan payment before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding balance of your loan will become due and payable.  If the loan payment is not paid within the required time period, the loan balance plus interest will be considered to be in default and will be treated as taxable income to you for the tax year of the default.  Satisfaction of any unpaid loan balance plus interest from the Guaranteed Interest Account will only occur when you qualify for a plan distribution under the federal tax guidelines.  If the loan is in default and you do not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). Any amounts which may become taxable will be reported as plan distributions and will be subject to income tax and tax penalties, if applicable.  There are special repayment guidelines available to you for personal or military leave.  If a leave of absence is anticipated, you should contact us for assistance.

Upon your death, any outstanding loan balance not yet reported to you as income will become taxable income to your estate.  The beneficiary will receive the death benefit reduced by the loan balance.  If annuity payments begin while there is an outstanding loan, the value of the Guaranteed Interest Account will be reduced by the loan balance.

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DEATH BENEFIT

Death Benefit Amount Before Annuity Date

In the event of death prior to the annuity date, the amount of the death benefit will be the greater of: (1) the purchase payments you have made, less any money withdrawn and any applicable withdrawal charges; or (2) the value of the policy minus the policy maintenance charge and taxes, if any, determined on the business day we receive proof of death.

Death of Owner Before Annuity Date

If you die before the annuity date, the death benefit will be paid to the beneficiary.  If you and your spouse are joint owners, when a joint owner dies, the surviving joint owner, if any, will be treated as the primary beneficiary.  Any other person designated as a beneficiary at the time of death will be treated as a contingent beneficiary.  References to “beneficiary”  in this section refer, first, to a surviving spouse joint owner, if any, and second, to another designated beneficiary.

If you die before the annuity date, the beneficiary must designate the manner in which the death benefit will be paid.  A non-spouse beneficiary must select from the death benefit payment options set forth below, and any portion of the death benefit not applied under an annuity option must be distributed within five years of the date of death:
•	lump sum payment;
•	payment of the entire death benefit within five years of the date of your death; or
•	payment of the death benefit under an annuity option, beginning within one year of your death, for a period not to exceed the life expectancy of the beneficiary.

If the beneficiary is your spouse, he or she may choose to continue the policy in his or her own name at the current value of the policy or select one of the following death benefit payment options;

•	lump sum payment; or
•	apply the death benefit to an annuity option.

If the deceased owner was also the annuitant, and the spousal beneficiary continues the policy or applies the death benefit to an annuity option, the spousal beneficiary will become the new annuitant.

If a lump sum payment is requested by the beneficiary, we will pay the amount within seven calendar days of receipt of proof of death and receipt of the election of payment option, unless the suspension or deferral of payments provision is in effect.  The beneficiary may designate a death benefit payment option (other than a lump sum payment) only during the first 60 calendar days after we receive proof of death.  If the beneficiary does not select a payment option during that 60-day period, the death benefit will be paid in a lump sum.

Death of Owner After the Annuity Date

If you are not the annuitant, and you die during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as they were being paid at your death.  When any owner dies during the annuity period, the beneficiary becomes the owner.  Upon the death of any joint owner during the annuity period, the surviving joint owner, if any, will be treated as the primary beneficiary.  Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

Death of Annuitant Before the Annuity Date

If you are not the annuitant, and the annuitant dies before the annuity date, the death benefit will be paid to the beneficiary in a lump sum within five years of the date of death.  If the owner is not an-individual (e.g., the owner is a corporation), the death of the annuitant will be treated as the death of the owner.

Death of Annuitant After the Annuity Date

If the annuitant dies on or after the annuity date, the death benefit, if any, will be as set forth in the annuity option elected.  Death benefits will be paid at least as rapidly as they were being paid at the annuitant’s death.

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TAXES

The following general tax discussion is not intended as tax advice.  You should consult your own tax advisor about your personal circumstances. We have included additional information regarding taxes in the Statement of Additional Information.

Annuity Policies in General

The rules of the Internal Revenue Code of 1986, as amended (the “Code”) which relate to annuities generally provide that you will not be taxed on any increase in the value of your policy until a distribution occurs — either as a withdrawal or as annuity payments.  Different rules exist regarding how you will be taxed depending on the distribution and the type of policy.

Increases in value of a participant’s account are not subject to income tax except that withdrawals during the accumulation phase and a portion of annuity payments paid during the annuity phase are taxable as ordinary income.  The amount of each annuity payment that is considered taxable or non-taxable depends upon the period over which the annuity payments are expected to be made.  The entire amount of annuity payments received after you have received the full amount of the money you invested to buy the policy is considered income.

Tax Treatment of Withdrawals

If you purchase a policy under a qualified plan, your policy is referred to as a qualified policy.  Examples of qualified plans are Individual Retirement Annuities, including Roth IRAs; Tax Deferred Annuities (sometimes referred to as 403(b) Policies); H.R. 10 Plans (sometimes referred to as Keogh plans); and Corporate Pension and Profit Sharing/401(k) Plans.

If you do not purchase the policy under a qualified plan, your policy is referred to as a non-qualified policy.

Non-Qualified Policies

If you own a non-qualified policy and you make a withdrawal from the policy, the Internal Revenue Code treats the withdrawal as coming first from any earnings and then from the money you invested to pay for your policy, which we call your purchase payments.  In most cases, withdrawn earnings are considered income.

Any amount you receive which is considered income may be subject to a 10% tax penalty.  Some distributions that are exempt from the 10% penalty are listed below:

•	distributions made on or after the date on which the taxpayer reaches age 59½;

•	distributions made on or after the policy holder dies;

•	distributions made when the taxpayer is disabled (as that term is defined in Section 72(m)(7) of the Code);

•
  distributions made in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;

•	under an immediate annuity contract (as that term is defined in Section 72(u)(4) of the Code); or

•	from amounts which come from purchase payments made before August 14, 1982.

Certain other exemptions may also be available.

When a non-natural person, such as a corporation or certain other entities other than tax-qualified trusts, owns the policy, it will generally not be treated as an annuity for tax purposes. This means that any increase in the value of such a policy may be taxed as ordinary income every year.

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The policy provides that when the annuitant dies prior to the annuity date, a death benefit will be paid to the person designated as the beneficiary. If the owner of the policy is not the annuitant, such payments made when the annuitant dies do not qualify for the death of owner exception described above, and will be subject to the 10% tax penalty unless the beneficiary is 59½ years old or one of the other exceptions to the penalty applies.

Qualified Policies

The information above describing the taxation of non-qualified policies does not apply to qualified policies. If you make a withdrawal under a qualified policy the amount received is taxable based on the ratio of your cost basis to your total accrued benefit under the retirement plan.  To the extent an exception does not apply, the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including policies issued and qualified under Code Sections 403(b) (Tax-Deferred Annuities), 408 and 408A (Individual Retirement Annuities) and 401 (H.R. 10 and Corporate Pension and Profit Sharing/401(k) Plans).  To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to certain distributions, including, but not limited to, distributions:

•	made on or after the date on which the owner or annuitant (as applicable) reaches age 59½;

•	following the death or disability of the owner or annuitant (as applicable) (for this purpose disability is defined in Section 72(m)(7) of the Code);

•
  made after separation from service (in the case of an Individual Retirement Annuity, a separation from service is not required), if the distributions are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such person and his designated beneficiary;

•	to an owner or annuitant (as applicable) who has separated from service after he has turned 55, except in the case of an Individual Retirement Annuity;

•
  made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care;

•	made on account of a levy by the Internal Revenue Service under Section 6331 of the Code on a qualified retirement plan;

•	made to an alternate payee pursuant to a qualified domestic relations order, except in the case of an Individual Retirement Annuity;

•
  from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 calendar days);

•
  from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of such person for the taxable year;

•	from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8)(A) of the Code);

•	made to individuals called to active duty (as described in Section 72(t)(2)(G)(i) of the Code);

•	made to qualified public safety employees who have separated from service after age 50 (as described in Section 72(t)(10) of the Code); and

17

•	converted directly to a Roth IRA and reported as income for federal income tax purposes.

The Statement of Additional Information contains a more complete discussion of withdrawals from qualified policies.

Tax-Deferred Annuities and 401(k) Plans

The Code limits the withdrawal of purchase payments made by owners from certain tax-deferred annuities. Withdrawals can only be made when an owner:

•	reaches age 59½;

•	leaves his/her job;

•	dies; or

•	becomes disabled (as that term is defined in the Code).

A withdrawal may also be made in the case of hardship if allowed by the plan; however, the owner can only withdraw purchase payments and not any earnings. Additionally, a withdrawal may be made in situations to which Section 72(t)(2)(G) of the Code applies (regarding individuals called to active duty).  Similar limitations apply to a policy issued pursuant to a 401(k) Plan.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract.  We believe that all of the portfolios are being managed in such a way that they comply with the requirements.

Neither the Code nor the Treasury Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not American Fidelity Assurance Company, would be considered the owner of the shares of the portfolios. If you are considered the owner of the portfolios’ shares, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios for which owners may select.  If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is a position which is not new, it may be applied retroactively and you, as the owner of the policy, could be treated as the owner of the portfolios.

Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

OTHER INFORMATION

American Fidelity Assurance Company

We are an Oklahoma stock life insurance company organized in 1960.  We are licensed to conduct life, annuity and accident and health insurance business in 49 states, the District of Columbia, Guam and American Samoa.  Our office is located at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

We have been a wholly owned subsidiary of American Fidelity Corporation since 1974.  The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises, A Limited Partnership, an Oklahoma limited partnership.  William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership.  The address of both American Fidelity Corporation and Cameron Enterprises A Limited Partnership, is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Separate Account B

We established Separate Account B under Oklahoma insurance law in 1996 to hold the assets that underlie the AFAdvantage® Variable Annuity policies.  Separate Account B is registered with the SEC as a unit investment trust under the Investment Company Act of 1940; its inception date is October 27, 1997.  The Separate Account is divided into 16 sub-accounts.

We hold Separate Account B’s assets in our name on behalf of Separate Account B, and those assets legally belong to us.  Under Oklahoma law, however, those assets cannot be charged with liabilities that arise out of any other business that we conduct.  All of the income, gains and losses (realized or unrealized) that result from Separate Account B’s assets are credited to or charged against Separate Account B without regard to our other income, gains and losses.  We are obligated to pay all benefits and make all payments under the AFAdvantage® Variable Annuity.

Underwriter

American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies.  The principal business address of American Fidelity Securities, Inc. is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma  73106.

Legal Proceedings

There are no pending material legal proceedings affecting us, Separate Account B or American Fidelity Securities, Inc.

Financial Statements

Our financial statements and Separate Account B’s financial statements are included in our Statement of Additional Information.  The cover of this prospectus contains information about how to obtain our Statement of Additional Information.

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TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION

Page
General Information About American Fidelity Assurance Company	1
Federal Tax Status	1
Annuity Provisions	7
Offering of the AFAdvantage® Variable Annuity	7
Underwriter	7
Custodian and Independent Registered Public Accounting Firm	7
Investment Consultant	7
Legal Opinion	7
Financial Statements	7

19

________________________		PLACE
________________________		STAMP
________________________		HERE

American Fidelity Assurance Company
P.O. Box 25520
Oklahoma City, OK 73125-0520

Attention: Annuity Services Department

Please send me the Statement of Additional Information for the following:

□ AFAdvantage® Variable Annuity □ American Fidelity Dual Strategy Fund, Inc.® □ American Century Variable Portfolios, Inc. □ BlackRock Variable Series Funds, Inc.	□ The Dreyfus Socially Responsible Growth Fund, Inc. □ The Dreyfus Stock Index Fund, Inc. □ Dreyfus Variable Investment Fund □ Dreyfus Investment Portfolios □ Vanguard® Variable Insurance Fund

Name ________________________________________________________________
(please print)
Address ________________________________________________________________

________________________________________________________________

________________________________________________________________

AFAdvantage® Variable Annuity
issued by
American Fidelity Separate Account B
and
American Fidelity Assurance Company
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2014

This is not a prospectus.   This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2014 for the AFAdvantage® Variable Annuity.

The Prospectus contains information that a prospective investor should know before investing.  For a copy of the Prospectus,

write to us at:	call us at:	e-mail us at:
P.O. Box 25520 Oklahoma City, Oklahoma 73125-0520	800.662.1106	va.help@americanfidelity.com

AFAdvantage® Variable Annuity
issued by
American Fidelity Separate Account B
and
American Fidelity Assurance Company
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2014

TABLE OF CONTENTS

Page
General Information and History of American Fidelity Assurance Company	1
Federal Tax Status	1
Annuity Provisions	7
Offering of the AFAdvantage® Variable Annuity	7
Underwriter	7
Custodian and Independent Registered Public Accounting Firm	7
Investment Consultant	7
Legal Opinion	7
Financial Statements	7

AFAdvantage® Variable Annuity
issued by
American Fidelity Separate Account B
and
American Fidelity Assurance Company
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2014

GENERAL INFORMATION ABOUT
AMERICAN FIDELITY ASSURANCE COMPANY

American Fidelity Assurance Company, which was organized in Oklahoma in 1960, is a wholly owned subsidiary of American Fidelity Corporation, an insurance holding company. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership.  William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership.

FEDERAL TAX STATUS

NOTE: The following is a description of federal income tax law applicable to annuities in general. Purchasers are cautioned to seek competent tax advice regarding the matters discussed in the Prospectus and this Statement of Additional Information. American Fidelity Assurance Company does not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the “Code”) governs taxation of annuities in general. An owner (other than a corporation or other non-natural person) is not taxed on increases in the value of a policy until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the policy. For non-qualified policies, this cost basis is generally the purchase payments, while for qualified policies there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the policy (adjusted for any period certain or refund feature) bears to the expected return under the policy. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the policy (adjusted for any period certain or refund feature) by the number of years over which the annuity is expected to be paid. The exclusion amount for payments made from a policy issued pursuant to a qualified plan is generally determined by dividing the cost-basis of the policy by the anticipated number of payments to be made under the policy. Payments received after the investment in the policy has been recovered (i.e., when the total of the excludable amounts equal the investment in the policy) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of qualified plans there may be no cost basis in the policy within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the policies should seek competent financial advice about the tax consequences of any distributions.

American Fidelity Assurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, Separate Account B is not a separate entity from American Fidelity Assurance Company, and its operations form a part of American Fidelity Assurance Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (the “Treasury Department”). Disqualification of the policy as an annuity contract would result in imposition of federal income tax to the policy owner with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that annuity contracts such as the policies meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, “each United States government agency or instrumentality shall be treated as a separate issuer.”

American Fidelity Assurance Company intends that all funds underlying the policies will be managed by the investment advisors in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of Separate Account B will cause the owner to be treated as the owner of the assets of Separate Account B, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner’s ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of Separate Account B resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to receipt of payments under the policy.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of Separate Account B.

Due to the uncertainty in this area, American Fidelity Assurance Company reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

Multiple Policies

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax advisor prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Policies Owned By Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on purchase payments for the policies will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such policies generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to policies held by a trust or other entity as an agent for a natural person nor to policies held by qualified plans. Purchasers should consult their own tax counsel or other tax advisor before purchasing a policy to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a policy may be a taxable event. Owners should therefore consult competent tax advisors should they wish to assign or pledge their policies.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are eligible for a direct rollover but are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of ten years or more; (b) distributions which are required minimum distributions; (c) hardship withdrawals; or (d) the portion of the distributions not includible in gross income (i.e., returns of after-tax contributions). Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.

Tax Treatment of Withdrawals – Non-Qualified Policies

The following discussion in this section explains how the general principles of tax-deferred investing apply to a non-qualified policy when the owner of such policy is a natural person. As described above, different rules may apply to an owner of a non-qualified policy that is not a natural person, such as a corporation. The discussion assumes at all times that the non-qualified policy will be treated as an “annuity policy” under the Code.

Tax Treatment of Withdrawals, Surrenders and Distributions

The cost basis of a non-qualified policy is generally the sum of the purchase payments for the policy. The taxpayer will generally have to include in income the portion of any payment from a non-qualified policy that exceeds the portion of the cost basis (or principal) of the policy which is allocable to such payment. The difference between the cost basis and the value of the non-qualified policy represents the increase in the value of the policy. The taxable portion of a payment from a non-qualified policy is generally taxed at the taxpayer’s marginal income tax rate.

Partial Withdrawals. A partial withdrawal refers to a withdrawal from a non-qualified policy that is less than its total value and that is not paid in the form of an annuity. Usually, a partial withdrawal of the value of a non-qualified policy will be treated as coming first from earnings (which represent the increase in the value of the policy). This portion of the withdrawal will be included in the taxpayer’s income. After the earnings portion is exhausted, the remainder of the partial withdrawal will be treated as coming from the taxpayer’s principal in the policy (generally the sum of the purchase payments). This portion of the withdrawal will not be included in income.

Surrenders. If a taxpayer surrenders a non-qualified policy and receives a lump sum payment of its entire value, the portion of the payment that exceeds the taxpayer’s then remaining cost basis in the policy will be included in income. The taxpayer will not include in income the part of the payment that is equal to the cost basis.

Tax Treatment of Annuity Payments

If a taxpayer receives annuity payments from a non-qualified policy, a fixed portion of each payment is generally excludable from income as a tax-free recovery of cost basis in the policy and the balance is included in income. The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing the cost basis in the policy at the time the annuity payments begin by the expected return under the policy). If the annuity payments continue after the cost basis has been recovered, the additional payments will generally be included in full in income.

Penalty Tax on Distributions

Generally, a penalty equal to 10% of the amount of any payment that is includable in the taxpayer’s income will apply to any distribution received from a non-qualified policy in addition to ordinary income tax. This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are exempt from the 10% penalty are listed below:

•	A distribution that is made on or after the date the taxpayer reaches age 59½;

•	A distribution that is made on or after the death of the owner;

•	A distribution that is made when the taxpayer is disabled (as that term is defined in Section 72(m)(7) of the Code);

•
  A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer’s life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint beneficiary;

•	A part of a distribution that is attributable to investment in the policy prior to August 14, 1982; and

•	A distribution that is paid as an immediate annuity (as that term is defined in Section 72(u)(4) of the Code).

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Required Distributions

To qualify as an “annuity policy” under the Code, a non-qualified policy must meet certain distribution requirements. Generally, if the owner/annuitant dies before annuity payments begin, the amounts accumulated under the non-qualified policy either must be distributed within five years of death or must begin to be paid within one year of death under a method that will pay the entire value of the policy over the life (or life expectancy) of the beneficiary under the policy. Special rules apply, however, if the beneficiary under the policy is the surviving spouse of the owner. If the owner’s spouse is the beneficiary under the policy, these rules involving required distributions in the event of death will be applied as if the surviving spouse had been the original owner of the policy. If the owner/annuitant dies after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at death (unless such method provides that payments stop at death). Payments made upon the death of the annuitant who is not the owner of the policy do not qualify for the death of the owner exception to the 10% penalty tax described above, unless another exception applies.

The above information does not apply to qualified policies. However, separate tax withdrawal penalties and restrictions apply to such qualified policies.  (See “Tax Treatment of Withdrawals - Qualified Policies.”)

Qualified Plans

The policies offered by the prospectus are designed to be suitable for use under various types of qualified plans. Because of the minimum purchase payment requirements, the policies may not be appropriate for some periodic payment retirement plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the policies issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into American Fidelity Assurance’s administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law. Following are general descriptions of the types of qualified plans with which the policies may be used.  Such descriptions are not exhaustive and are for general informational purposes only.  The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a policy issued under a qualified plan.

Policies issued pursuant to qualified plans include special provisions restricting policy provisions that may otherwise be available and described in this Statement of Additional Information.  Generally, policies issued pursuant to qualified plans are not transferable except upon surrender or annuitization.  Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified policies.  (See “Tax Treatment of Withdrawals - Qualified Policies.”)

Tax-Deferred Annuities

Section 403(b) of the Code permits the purchase of “tax-deferred annuities” by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the policies for the benefit of their employees. Such contributions are not includable in the gross income of the employee until the employee receives distributions from the policy. The amount of contributions to the tax-deferred annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals.  (See “Tax Treatment of Withdrawals - Qualified Policies” and “Tax-Deferred Annuities and 401(k) Plans - Withdrawal Limitations.”) Employee loans are allowed under these policies. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment and the tax consequences of loans.

Roth Contributions

The Code allows individuals to make elective contributions on an after-tax basis to a 403(b) Tax Deferred Annuity and a tax-qualified plan with a 401(k) feature if permitted under the terms of the employer’s plan or policies.  These contributions are added to pre-tax employee contributions for purposes of the individual’s elective deferral limits of the Code.  Roth contributions and their earnings will be accounted for separately from pre-tax contributions.

Qualified distributions from designated Roth accounts are free from federal income tax. A qualified distribution requires that an individual has held the designated Roth account for at least five years and, in addition, that the distribution is made either after the individual reaches age 59½ or on the individual’s death, disability, or hardship event.  The 10% penalty tax and the regular exceptions to the 10% penalty tax apply to taxable distributions from a Roth account.  Amounts may be rolled over from an individual’s designated Roth account to another designated Roth account or a Roth IRA established for the individual.

Currently, we do not permit designated Roth contributions to this policy. However, we may permit policy owners to make Roth contributions in the future.

Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” (“IRA”). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual’s gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See “Tax Treatment of Withdrawals - Qualified Policies.”) Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of policies for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of policies to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

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Roth IRAs

Individuals may purchase a type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to an annual maximum established by the Code.  Different maximum limitations apply to individuals within different adjusted gross income levels, and catch-up contributions are permitted under certain circumstances.

Qualified distributions from Roth IRAs are free from federal income tax.  A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59½; on the individual’s death or disability; or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual or any child, grandchild, or ancestor of such individual or the individual’s spouse.  Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution.  Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA.  The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA.  Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA.  The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Purchasers of policies to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

H.R. 10 Plans

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as “H.R. 10” or “Keogh” plans.  Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan.  The tax consequences to participants may vary depending upon the particular plan design.  However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders.  (See “Tax Treatment of Withdrawals - Qualified Policies.”) Purchasers of policies for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Corporate Pension and Profit Sharing/401(k) Plans

Generally, Sections 401(a) and 401(k) of the Code permit non-governmental employers to establish various types of tax-deferred retirement plans for employees.  These retirement plans may permit the purchase of the policies to provide benefits under the plan.  Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan.  The tax consequences to participants may vary depending upon the particular plan design.  However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders.  (See “Tax Treatment of Withdrawals - Qualified Policies.”) Purchasers of policies for use with Corporate Pension or Profit Sharing/401(k) Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

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Tax Treatment of Withdrawals - Qualified Policies

The following discussion explains how the general principles of tax-deferred investing apply to policies issued pursuant to qualified plans.

Special Tax Treatment for Lump Sum Distributions from a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan

If the taxpayer receives an amount from a Policy issued pursuant to a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan and the distribution qualifies as a lump sum distribution under the Code, the portion of the distribution that is included in income may be eligible for special tax treatment.  The plan administrator should provide the taxpayer with information about the tax treatment of a lump sum distribution at the time the distribution is made.

Special Rules for Distributions that are Rolled Over

In addition, special rules apply to a distribution from a Policy that relates to a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan or a Section 403(b) Tax-Sheltered Annuity if the distribution is properly rolled over in accordance with the provisions of the Code.  These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 calendar days of receipt to an “eligible retirement plan” which includes the following:

•	a traditional individual retirement arrangement under Section 408 of the Code;

•	another Code Section 401(a) Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan or an annuity plan under Section 403(a) of the Code;

•	a Section 403(b) Plan or to a 457(b) Governmental Deferred Compensation Plan.

These special rules only apply to distributions that qualify as “eligible rollover distributions” under the Code.  Eligible rollover distributions are subject to a mandatory 20% federal tax withholding unless the eligible rollover distribution is transferred to an eligible retirement plan in a direct trustee to trustee rollover.  In general, a distribution from a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan, IRA, Section 403(b) Plan or governmental 457(b) plan will be an eligible rollover distribution EXCEPT to the extent:

•
  It is part of a series of payments made for the taxpayer’s life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary under the plan or for a period of more than ten years;

•	It is a required minimum distribution under Section 401(a)(9) of the Code as described below; or

•	It is made from a Plan by reason of a hardship.

Required minimum distributions under Section 401(a)(9) include the following required payments:

•	If the plan is an Individual Retirement Annuity, payments required by the April 1 following the calendar year in which the taxpayer reaches age 70½; and

•
  If the plan is a Corporate Pension or Profit Sharing/401(k), H.R. 10, Tax-Sheltered Annuity, or 457(b) Deferred Compensation Plan (and if the taxpayer does not own more than 5% of the employer maintaining the applicable plan), payments are required by the later of the April 1 following the calendar year in which the taxpayer reaches age 70½ or the calendar year the taxpayer terminates employment with the employer.  The above rule for IRAs applies to taxpayers who are more than 5% owners.

The administrator of the applicable qualified plan should provide additional information about these rollover tax rules when a distribution is made.

Distributions in the Form of Annuity Payments

If any distribution is made from a qualified policy issued pursuant to a qualified plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a fixed portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to the taxpayer’s “after-tax” contributions to the policy (and any other cost basis in the Policy).  To the extent the payment exceeds such portion, it is includable in income.  The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code.  In very general terms, these detailed rules determine such excludable amount by dividing the “after-tax” contributions and other cost basis in the policy at the time the annuity payments begin by the anticipated number of payments to be made under the policy.  If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income.

Penalty Tax on Withdrawals

Generally, there is a penalty tax equal to 10% of the portion of any payment from a qualified policy that is included in income.  This 10% penalty will not apply if the distribution meets certain conditions.  Some of the distributions that are exempt from the 10% penalty are listed below:

•	A distribution that is made on or after the date the taxpayer reaches age 59½;

•	A distribution that is properly rolled over to a traditional IRA or to another eligible employer plan or account;

•	A distribution that is made on or after the death of the owner;

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•	A distribution that is made when the taxpayer is totally disabled (as defined in Section 72(m)(7) of the Code);

•
  A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer’s life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint beneficiary under the qualified policy (and, with respect to qualified policies issued pursuant to Corporate Pension and Profit Sharing/401(k) or H.R. 10 Plans, which begin after the taxpayer separates from service with the employer maintaining the plan);

•
  A distribution that is made by reason of separation from service with the employer maintaining the applicable plan during or after the calendar year in which the taxpayer reaches age 55 (or 50 for qualified public safety employees);

•
  A distribution that is made to the taxpayer to the extent it does not exceed the amount allowable as a deduction for medical care under Section 213 of the Code (determined without regard to whether the taxpayer itemizes deductions);

•
  A distribution that is made to an alternate payee pursuant to a qualified domestic relations order (that meets the conditions of Section 414(p) of the Code) (not applicable to Individual Retirement Annuities);

•
  Distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 calendar days);

•
  Distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and

•	Distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

•	A distribution that is converted directly to a Roth IRA.

Required Distributions

Distributions from a policy issued pursuant to a qualified plan (other than a Roth IRA) must meet certain rules concerning required distributions that are set forth in the Code.  Such rules are summarized below:

•	Required distributions generally must start by April 1 of the calendar year following the calendar year in which the taxpayer reaches age 70½; and

•
  If the qualified plan is a Corporate Pension or Profit Sharing/401(k), H.R. 10, or 403(b) Tax-Sheltered Annuity Plan and the taxpayer does not own more than 5% of the employer maintaining the plan, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which the taxpayer reaches age 70½ or the calendar year in which the taxpayer terminates employment with the employer; and

•	When distributions are required under the Code, a certain minimum amount, determined under the Code, must be distributed each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of the taxpayer’s death.  The applicable plan documents will contain such rules.

Tax-Deferred Annuities and 401(k) Plans — Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b) or 401(k) of the Code) to circumstances only when the Owner: (1) attains age 59½; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) incurs a hardship.  However, withdrawals for hardship are restricted to the portion of the owner’s policy value which represents contributions by the owner and does not include any investment results.  The limitations on withdrawals apply only to salary reduction contributions made after the end of the plan year beginning in 1988, and to income attributable to such contributions and to income attributable to amounts held as of the end of the plan year beginning in 1988.

The limitations on withdrawals do not affect rollovers and transfers between certain qualified plans.  Owners should consult their own tax counsel or other tax advisor regarding any distributions.

Tax-Deferred Annuities/Loans

If a policy is issued pursuant to a 403(b) Tax-Deferred Annuity, the owner may take a loan under the policy if the employer’s plan allows, at any time before annuity payments begin.  However, no loans will be made during the first policy year.  The security for the loan will be the value of the policy invested in the guaranteed interest account.  The loan cannot be more than the lesser of $50,000 or one-half of the value of the policy.  Under certain circumstances, the $50,000 limit may be reduced.  The minimum loan amount is $1,000 (which can be changed at our discretion).  You may not make withdrawals while you have an outstanding loan against your policy.

If a loan payment is not made before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding loan balance (principal plus interest) will become due and payable.  If the loan payment is not repaid within such time period, the loan balance plus interest will be considered in default and will be treated as taxable income for the tax year of the default.  Satisfaction of any unpaid loan balance plus interest from the guaranteed interest account will only occur when the taxpayer qualifies for a plan distribution under the Code.  If the loan is in default and the taxpayer does not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions).  A loan is treated as a distribution for tax purposes to the extent the loan amount exceeds the lesser of: (1) the greater of 50% of the Owner’s vested account balance or $10,000; or (2) $50,000, reduced by the Owner’s highest outstanding loan balance during the preceding 12-month period.  If all or a portion of a loan is treated as a distribution, any amounts which are treated as distributions may become taxable and will be subject to income tax and penalties, if applicable.

Tax Deferred Annuities/Trustee to Trustee Transfers to Purchase Permissive Service Credit

If a policy is issued pursuant to a 403(b) Tax-Deferred Annuity, the owner may direct a trustee-to-trustee transfer to a defined benefit governmental plan to purchase permissive service credit with the governmental defined benefit plan.

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ANNUITY PROVISIONS

Variable Annuity Payout

An owner may elect a variable annuity payout.  Variable annuity payments reflect the investment performance of the underlying portfolios in accordance with the allocation of the value of the policy to the variable annuity options during the annuity period.  Variable annuity payments are not guaranteed as to dollar amount.

American Fidelity Assurance Company will determine the number of annuity units payable for each payment by dividing the dollar amount of the first annuity payment by the annuity unit value for each applicable sub-account on the annuity date.  This sets the number of annuity units for each applicable sub-account. The number of annuity units payable remains the same unless an owner transfers a portion of the annuity benefit to another variable investment option or to the fixed annuity option.  The dollar amount is not fixed and will change from month to month, depending on the annuity unit value.

The dollar amount of the variable annuity payments for each applicable sub-account after the first payment is determined by multiplying the fixed number of annuity units per payment in each sub-account by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due.  This result is the dollar amount of the payment for each applicable sub-account.  The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the policy maintenance charge.

Variable Annuity Unit

The value of an annuity unit for each sub-account was arbitrarily set initially at $10.  The annuity unit value at the end of any subsequent valuation period is determined as follows:

•	The net investment factor for the current valuation period is multiplied by the value of the annuity unit for the sub-account for the immediately preceding valuation period; and

•	The result is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days since the preceding valuation date.

An owner can choose either a 1%, 3%, or 5% assumed investment rate.  If one is not chosen, the assumed investment rate will be 3%.

The assumed investment rate is the assumed rate of return used to determine the first annuity payment for a variable annuity option.  A higher assumed investment rate will result in a higher first payment; whereas, choosing a lower assumed investment rate will result in a lower first payment.  Payments will increase whenever the actual return exceeds the chosen rate and payments will decrease whenever the actual return is less than the chosen rate.

 Fixed Annuity Payout

The dollar amount of each fixed annuity payment will not vary.  The guaranteed annuity payment is based on the guaranteed interest rate stated in the policy issued.

OFFERING OF THE AFADVANTAGE® VARIABLE ANNUITY

American Fidelity Separate Account B offers the AFAdvantage® Variable Annuity primarily to public school educators in grades K-12 (including school administrators and staff) in order to address their retirement savings and other insurance product needs.  This is accomplished by our sales representatives meeting directly with such educators.

UNDERWRITER

American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies.  The policies are offered on a continuous basis.  The aggregate underwriting commissions paid to and retained by American Fidelity Securities in connection with Separate Account B for 2013, 2012, and 2011 were $776,230, $691,523, and $632,388, respectively.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The name and address of the person who maintains physical possession of the accounts, books and other documents of American Fidelity Separate Account B required by Section 31(a) of the Investment Company Act of 1940 is David R. Carpenter, President and Chief Operations Officer of American Fidelity Assurance Company, 2000 N. Classen Boulevard, Oklahoma City, Oklahoma  73106.

The financial statements of American Fidelity Separate Account B and American Fidelity Assurance Company included in this Statement of Additional Information have been audited by KPMG LLP, Independent Registered Public Accounting Firm, as set forth in its reports appearing below.  KPMG LLP’s address is 210 Park Avenue, Suite 2850, Oklahoma City, Oklahoma  73102.

INVESTMENT CONSULTANT

Asset Services Company, L.L.C., 5100 N. Classen Blvd., Suite 600, Oklahoma City, Oklahoma 73118, acts as an investment consultant for the registrant and American Fidelity Assurance Company.  Under the investment consultant agreement, from time to time, Asset Services provides certain reports and information to Separate Account B and American Fidelity Assurance Company.  Asset Services is an indirect subsidiary of American Fidelity Corporation, which owns 100% of American Fidelity Assurance Company.

American Fidelity Assurance Company, the separate account’s depositor, pays any compensation payable to Asset Services for services provided to Separate Account B.  No such compensation has been paid to Asset Services during the last three years.

LEGAL OPINION

McAfee & Taft A Professional Corporation, Oklahoma City, Oklahoma, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.

FINANCIAL STATEMENTS

Following are the financial statements of Separate Account B and American Fidelity Assurance Company.  The consolidated financial statements of American Fidelity Assurance Company should be considered only as bearing upon the ability of American Fidelity Assurance Company to meet its obligations under the policies; they should not be considered as bearing on the investment performance of the assets held in Separate Account B.

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AMERICAN FIDELITY SEPARATE ACCOUNT B

Financial Statements

December 31, 2013

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors
American Fidelity Assurance Company and
Contract Owners
American Fidelity Separate Account B:

We have audited the accompanying statements of assets and liabilities of the Socially Responsible Growth, Stock Index, International Value, Technology Growth, Value Opportunities V.I., Basic Value V.I., Capital Appreciation V.I., VP Balanced, VP Capital Appreciation, VP Income and Growth, VP International, Dual Strategy Fund, Total Bond Market Index, VNG Balanced, VNG Small Company, and VNG Capital Growth segregated subaccounts of American Fidelity Separate Account B (Account B) as of December 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of Account B’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2013 were verified by confirmation with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned segregated subaccounts of American Fidelity Separate Account B as of December 31, 2013, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Oklahoma City, Oklahoma
February 11, 2014

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2013
	Segregated subaccounts
	Socially
	Responsible	Stock	International	Technology
	Growth	Index	Value	Growth
Investments:
Dreyfus Socially Responsible Growth Fund, Inc. (657,020 shares
at net asset value of $44.08 per share) (cost $18,215,365)	$28,961,448	—	—	—
Dreyfus Stock Index Fund (1,905,611 shares at net asset value
of $40.84 per share) (cost $56,672,482)	—	77,825,162	—	—
Dreyfus International Value Portfolio (997,243 shares at net
asset value of $11.82 per share) (cost $11,749,142)	—	—	11,787,409	—
Dreyfus Investment Portfolio:
Technology Growth Portfolio (400,226 shares at net asset
value of $18.38 per share) (cost $3,971,201)	—	—	—	7,356,156
Total assets	28,961,448	77,825,162	11,787,409	7,356,156
Total liabilities	—	—	—	—
Net assets	$28,961,448	77,825,162	11,787,409	7,356,156
Accumulation units outstanding	1,727,781	3,952,820	733,939	556,131
Accumulation unit value	$16.762	19.689	16.060	13.227
See accompanying notes to financial statements.

2

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2013
	Segregated subaccounts
	Value		Capital
	Opportunities	Basic	Appreciation
	V.I.	Value V.I.	V.I.
Investments:
BlackRock Variable Series Funds:
Value Opportunities V.I. Fund (1,527,719 shares at net asset value of
$27.48 per share) (cost $30,196,484)	$41,981,721	—	—
Basic Value V.I. Fund (2,287,236 shares at net asset value of $17.44 per share)
(cost $29,144,146)	—	39,889,401	—
Capital Appreciation V.I. Fund (225,407 shares at net asset value of
$9.80 per share) (cost $1,964,543)	—	—	2,208,990
Total assets	41,981,721	39,889,401	2,208,990
Total liabilities	—	—	—
Net assets	$41,981,721	39,889,401	2,208,990
Accumulation units outstanding	1,163,249	1,881,325	132,413
Accumulation unit value	$36.090	21.203	16.683
See accompanying notes to financial statements.

3

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2013
	Segregated subaccounts
		VP	VP		Dual
	VP	Capital	Income and	VP	Strategy
	Balanced	Appreciation	Growth	International	Fund
Investments:
American Century Variable Portfolios:
VP Balanced (893,509 shares at net asset
value of $8.08 per share) (cost $5,859,912)	$7,219,553	—	—	—	—
VP Capital Appreciation (596,840 shares at net asset
value of $18.28 per share) (cost $7,178,570)	—	10,910,244	—	—	—
VP Income and Growth (1,075,921 shares at net asset
value of $9.17 per share) (cost $6,962,798)	—	—	9,866,196	—	—
VP International (697,038 shares at net asset
value of $10.74 per share) (cost $5,660,836)	—	—	—	7,486,183	—
American Fidelity Dual Strategy Fund, Inc. (2,027,515 shares
at net asset value of $14.91 per share) (cost $20,114,501)	—	—	—	—	30,226,191
Total assets	7,219,553	10,910,244	9,866,196	7,486,183	30,226,191
Total liabilities	—	—	—	—	—
Net assets	$7,219,553	10,910,244	9,866,196	7,486,183	30,226,191
Accumulation units outstanding	440,434	541,976	632,003	511,228	2,162,739
Accumulation unit value	$16.392	20.130	15.611	14.644	13.976
See accompanying notes to financial statements.

4

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2013
	Segregated subaccounts
	Total Bond	VNG	VNG Small	VNG Capital
	Market Index	Balanced	Company	Growth
Investments:
Vanguard Total Bond Market Index (851,846 shares at
net asset value of $11.73 per share) (cost $10,059,019)	$9,992,149	—	—	—
Vanguard Balanced (1,735,122 shares at net asset value of
$23.66 per share) (cost $32,661,725)	—	41,052,983	—	—
Vanguard Small Company (1,156,113 shares at net asset value of
$26.90 per share) (cost $19,050,882)	—	—	31,099,428	—
Vanguard Capital Growth (239,264 shares at net asset value of
$23.60 per share) (cost $4,334,217)	—	—	—	5,646,638
Total assets	9,992,149	41,052,983	31,099,428	5,646,638
Total liabilities	—	—	—	—
Net assets	$9,992,149	41,052,983	31,099,428	5,646,638
Accumulation units outstanding	777,844	2,402,214	1,469,070	310,136
Accumulation unit value	$12.846	17.090	21.169	18.207
See accompanying notes to financial statements.

5

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Operations
Year ended December 31, 2013
	Segregated subaccounts
	Socially
	Responsible	Stock	International	Technology
	Growth	Index	Value	Growth
Net investment income (loss):
Investment income distribution from underlying mutual fund	$316,164	1,274,841	203,999	—
Less expenses:
Mortality and risk	322,930	858,606	129,632	76,670
Administration	38,752	103,033	15,556	9,200
Distribution	25,834	68,688	10,370	6,134
Total expenses	387,516	1,030,327	155,558	92,004
Net investment income (loss)	(71,352)	244,514	48,441	(92,004)
Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	—	732,261	—	—
Proceeds from sales	1,246,650	2,709,539	375,043	596,230
Cost of investments sold	961,650	2,163,881	372,252	444,577
Net realized gains (losses) on investments sold	285,000	545,658	2,791	151,653
Net realized gains (losses) on investments	285,000	1,277,919	2,791	151,653
Unrealized appreciation (depreciation) on investments, end of year	10,746,083	21,152,680	38,267	3,384,955
Unrealized appreciation (depreciation) on investments, beginning of year	3,829,790	4,791,019	(1,899,549)	1,738,041
Change in unrealized appreciation on investments	6,916,293	16,361,661	1,937,816	1,646,914
Net increase (decrease) in net assets from operations	$7,129,941	17,884,094	1,989,048	1,706,563
See accompanying notes to financial statements.

6

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Operations
Year ended December 31, 2013
	Segregated subaccounts
	Value		Capital
	Opportunities	Basic	Appreciation
	V.I.	Value V.I.	V.I.
Net investment income (loss):
Investment income distribution from underlying mutual fund	$196,881	523,039	24
Less expenses:
Mortality and risk	446,361	431,188	20,107
Administration	53,563	51,743	2,413
Distribution	35,709	34,495	1,609
Total expenses	535,633	517,426	24,129
Net investment income (loss)	(338,752)	5,613	(24,105)
Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	—	—	301,217
Proceeds from sales	1,610,107	1,581,558	36,215
Cost of investments sold	1,261,802	1,270,386	32,308
Net realized gains (losses) on investments sold	348,305	311,172	3,907
Net realized gains (losses) on investments	348,305	311,172	305,124
Unrealized appreciation (depreciation) on investments, end of year	11,785,237	10,745,255	244,447
Unrealized appreciation (depreciation) on investments, beginning of year	(200,709)	650,397	53,589
Change in unrealized appreciation on investments	11,985,946	10,094,858	190,858
Net increase (decrease) in net assets from operations	$11,995,499	10,411,643	471,877
See accompanying notes to financial statements.

7

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Operations
Year ended December 31, 2013
	Segregated subaccounts
		VP	VP		Dual
	VP	Capital	Income and	VP	Strategy
	Balanced	Appreciation	Growth	International	Fund
Net investment income (loss):
Investment income distribution from underlying mutual fund	$105,132	—	187,080	106,736	328,325
Less expenses:
Mortality and risk	81,783	115,825	103,993	81,268	335,540
Administration	9,814	13,899	12,479	9,752	40,265
Distribution	6,542	9,266	8,319	6,501	26,843
Total expenses	98,139	138,990	124,791	97,521	402,648
Net investment income (loss)	6,993	(138,990)	62,289	9,215	(74,323)
Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	123,341	338,069	—	—	546,683
Proceeds from sales	275,943	333,330	304,022	243,814	1,600,040
Cost of investments sold	240,124	279,002	237,767	207,523	1,165,846
Net realized gains (losses) on investments sold	35,819	54,328	66,255	36,291	434,194
Net realized gains (losses) on investments	159,160	392,397	66,255	36,291	980,877
Unrealized appreciation (depreciation) on investments, end of year	1,359,641	3,731,674	2,903,398	1,825,347	10,111,690
Unrealized appreciation (depreciation) on investments, beginning of year	577,610	1,657,586	644,913	633,440	3,886,976
Change in unrealized appreciation on investments	782,031	2,074,088	2,258,485	1,191,907	6,224,714
Net increase (decrease) in net assets from operations	$948,184	2,327,495	2,387,029	1,237,413	7,131,268
See accompanying notes to financial statements.

8

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Operations
Year ended December 31, 2013
	Segregated subaccounts
	Total Bond	VNG	VNG Small	VNG Capital
	Market Index	Balanced	Company	Growth
Net investment income (loss):
Investment income distribution from underlying mutual fund	$239,247	833,981	159,392	38,916
Less expenses:
Mortality and risk	120,256	448,122	311,128	48,490
Administration	14,431	53,775	37,336	5,819
Distribution	9,620	35,850	24,890	3,879
Total expenses	144,307	537,747	373,354	58,188
Net investment income (loss)	94,940	296,234	(213,962)	(19,272)
Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	106,332	727,838	1,760,283	73,161
Proceeds from sales	547,948	1,066,604	735,294	51,046
Cost of investments sold	546,674	919,532	564,947	45,205
Net realized gains (losses) on investments sold	1,274	147,072	170,347	5,841
Net realized gains (losses) on investments	107,606	874,910	1,930,630	79,002
Unrealized appreciation (depreciation) on investments, end of year	(66,870))	8,391,258	12,048,546	1,312,421
Unrealized appreciation (depreciation) on investments, beginning of year	502,194	3,680,870	4,588,364	218,203
Change in unrealized appreciation (depreciation) on investments	(569,064)	4,710,388	7,460,182	1,094,218
Net increase (decrease) in net assets from operations	$(366,518)	5,881,532	9,176,850	1,153,948
See accompanying notes to financial statements.

9

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2013
	Segregated subaccounts
	Socially
	Responsible	Stock	International	Technology
	Growth	Index	Value	Growth
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(71,352)	244,514	48,441	(92,004)
Net realized gains (losses) on investments	285,000	1,277,919	2,791	151,653
Unrealized appreciation during the year	6,916,293	16,361,661	1,937,816	1,646,914
Net increase in net assets from operations	7,129,941	17,884,094	1,989,048	1,706,563
Net increase (decrease) in net assets from contract transactions	(290,970)	900,348	694,035	108,728
Increase in net assets	6,838,971	18,784,442	2,683,083	1,815,291
Net assets, beginning of year	22,122,477	59,040,720	9,104,326	5,540,865
Net assets, end of year	$28,961,448	77,825,162	11,787,409	7,356,156
See accompanying notes to financial statements.

10

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2013
	Segregated subaccounts
	Value		Capital
	Opportunities	Basic	Appreciation
	V.I.	Value V.I.	V.I.
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(338,752)	5,613	(24,105)
Net realized gains (losses) on investments	348,305	311,172	305,124
Unrealized appreciation during the year	11,985,946	10,094,858	190,858
Net increase in net assets from operations	11,995,499	10,411,643	471,877
Net increase (decrease) in net assets from contract transactions	403,025	950,531	546,009
Increase in net assets	12,398,524	11,362,174	1,017,886
Net assets, beginning of year	29,583,197	28,527,227	1,191,104
Net assets, end of year	$41,981,721	39,889,401	2,208,990
See accompanying notes to financial statements.

11

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2013
	Segregated subaccounts
		VP	VP		Dual
	VP	Capital	Income and	VP	Strategy
	Balanced	Appreciation	Growth	International	Fund
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,993	(138,990)	62,289	9,215	(74,323)
Net realized gains (losses) on investments	159,160	392,397	66,255	36,291	980,877
Unrealized appreciation during the year	782,031	2,074,088	2,258,485	1,191,907	6,224,714
Net increase in net assets from operations	948,184	2,327,495	2,387,029	1,237,413	7,131,268
Net increase (decrease) in net assets from contract transactions	396,927	957,208	759,204	538,054	(417,720)
Increase in net assets	1,345,111	3,284,703	3,146,233	1,775,467	6,713,548
Net assets, beginning of year	5,874,442	7,625,541	6,719,963	5,710,716	23,512,643
Net assets, end of year	$7,219,553	10,910,244	9,866,196	7,486,183	30,226,191
See accompanying notes to financial statements.

12

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2013
	Segregated subaccounts
	Total Bond	VNG	VNG Small	VNG Capital
	Market Index	Balanced	Company	Growth
Increase (decrease) in net assets from operations:
Net investment income (loss)	$94,940	296,234	(213,962)	(19,272)
Net realized gains (losses)	107,606	874,910	1,930,630	79,002
Unrealized appreciation (depreciation) during the year	(569,064)	4,710,388	7,460,182	1,094,218
Net increase (decrease) in net assets from operations	(366,518)	5,881,532	9,176,850	1,153,948
Net increase (decrease) in net assets from contract transactions	1,110,636	4,587,385	2,296,429	2,154,499
Increase in net assets	744,118	10,468,917	11,473,279	3,308,447
Net assets, beginning of year	9,248,031	30,584,066	19,626,149	2,338,191
Net assets, end of year	$9,992,149	41,052,983	31,099,428	5,646,638
See accompanying notes to financial statements.

13

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2012
	Segregated subaccounts
	Socially
	Responsible	Stock	International	Technology
	Growth	Index	Value	Growth
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(155,924)	319,251	109,304	(78,118)
Net realized gains (losses) on investments	218,890	2,951,349	(91,070)	38,388
Unrealized appreciation during the year	2,048,126	3,944,555	847,624	672,433
Net increase in net assets from operations	2,111,092	7,215,155	865,858	632,703
Net increase (decrease) in net assets from contract transactions	(421,092)	734,041	705,539	433,477
Increase in net assets	1,690,000	7,949,196	1,571,397	1,066,180
Net assets, beginning of year	20,432,477	51,091,524	7,532,929	4,474,685
Net assets, end of year	$22,122,477	59,040,720	9,104,326	5,540,865
See accompanying notes to financial statements.

14

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2012
	Segregated subaccounts
	Value		Capital
	Opportunities	Basic	Appreciation
	V.I.	Value V.I.	V.I.
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(288,847)	105,021	(5,382)
Net realized gains (losses) on investments	70,871	42,920	17,818
Unrealized appreciation during the year	3,333,145	2,875,659	81,492
Net increase in net assets from operations	3,115,169	3,023,600	93,928
Net increase (decrease) in net assets from contract transactions	445,748	1,479,914	411,725
Increase in net assets	3,560,917	4,503,514	505,653
Net assets, beginning of year	26,022,280	24,023,713	685,451
Net assets, end of year	$29,583,197	28,527,227	1,191,104
See accompanying notes to financial statements.

15

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2012
	Segregated subaccounts
		VP	VP	VP	Dual
	VP	Capital	Income and	International	Strategy
	Balanced	Appreciation	Growth	Value	Fund
Increase (decrease) in net assets from operations:
Net investment income (loss)	$32,925	(107,185)	40,475	(34,226)	(96,426)
Net realized gains (losses) on investments	51,293	430,294	17,056	6,237	206,122
Unrealized appreciation during the year	461,111	550,370	637,021	908,715	2,905,753
Net increase in net assets from operations	545,329	873,479	694,552	880,726	3,015,449
Net increase (decrease) in net assets from contract transactions	(9,872)	741,363	831,795	576,358	(29,305)
Increase in net assets	535,457	1,614,842	1,526,347	1,457,084	2,986,144
Net assets, beginning of year	5,338,985	6,010,699	5,193,616	4,253,632	20,526,499
Net assets, end of year	$5,874,442	7,625,541	6,719,963	5,710,716	23,512,643
See accompanying notes to financial statements.

16

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2012
	Segregated subaccounts
	Total Bond	VNG	VNG Small	VNG Capital
	Market Index	Balanced	Company	Growth
Increase (decrease) in net assets from operations:
Net investment income (loss)	$88,773	296,799	(227,997)	(11,357)
Net realized gains (losses)	87,002	73,691	417,120	23,766
Unrealized appreciation during the year	24,533	2,365,653	1,895,568	189,220
Net increase in net assets from operations	200,308	2,736,143	2,084,691	201,629
Net increase (decrease) in net assets from contract transactions	1,451,561	4,161,111	2,128,310	1,049,028
Increase in net assets	1,651,869	6,897,254	4,213,001	1,250,657
Net assets, beginning of year	7,596,162	23,686,812	15,413,148	1,087,534
Net assets, end of year	$9,248,031	30,584,066	19,626,149	2,338,191
See accompanying notes to financial statements.

17

AMERICAN FIDELITY SEPARATE ACCOUNT B
Financial Highlights
December 31
	Socially Responsible Growth
	2013	2012	2011	2010	2009
Net assets	$28,961,448	22,122,477	20,432,477	20,747,819	18,213,242
Accumulation unit value	16.762	12.666	11.482	11.551	10.213
Number of accumulation units outstanding	1,727,781	1,746,664	1,779,535	1,796,129	1,783,385
Investment income as a percent of average net assets (1)	1.23%	0.80%	0.88%	0.85%	0.94%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	32.34	10.31	(0.60)	13.10	31.76
			Stock Index
	2013	2012	2011	2010	2009
Net assets	$77,825,162	59,040,720	51,091,524	49,283,117	41,827,236
Accumulation unit value	19.689	15.138	13.277	13.229	11.694
Number of accumulation units outstanding	3,952,820	3,900,250	3,848,174	3,725,336	3,576,886
Investment income as a percent of average net assets (1)	1.87%	2.07%	1.84%	1.86%	2.13%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	30.06	14.02	0.36	13.13	24.46
	Growth and Income
	2013	2012	2011	2010	2009
Net assets	$—	—	—	—	8,576,144
Accumulation unit value	—	—	—	—	10.260
Number of accumulation units outstanding	—	—	—	—	835,868
Investment income as a percent of average net assets (1)	—%	—%	—%	—%	1.34
Expenses as a percent of average net assets (2)	—	—	—	1.50	1.50
Total return (3)	—	—	—	**	26.87
	International Value
	2013	2012	2011	2010	2009
Net assets	$11,787,409	9,104,326	7,532,929	8,396,155	6,920,851
Accumulation unit value	16.060	13.255	11.943	14.872	14.453
Number of accumulation units outstanding	733,939	686,848	630,754	564,565	478,863
Investment income as a percent of average net assets (1)	1.97%	2.84%	2.06%	1.75%	3.80%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	21.16	10.99	(19.69)	2.90	29.02
	Technology Growth
	2013	2012	2011	2010	2009
Net assets	$7,356,156	5,540,865	4,474,685	4,628,754	3,080,443
Accumulation unit value	13.227	10.111	8.877	9.771	7.634
Number of accumulation units outstanding	556,131	548,028	504,100	473,718	403,530
Investment income as a percent of average net assets (1)	—%	—%	—%	—%	0.42%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	30.82	13.90	(9.15)	27.99	55.32
	Value Opportunities V.I.
	2013	2012	2011	2010	2009
Net assets	$41,981,721	29,583,197	26,022,280	25,653,858	18,762,720
Accumulation unit value	36.090	25.726	23.001	23.929	18.875
Number of accumulation units outstanding	1,163,249	1,149,916	1,131,365	1,072,077	994,045
Investment income as a percent of average net assets (1)	0.55%	0.49%	0.41%	0.58%	0.76%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	40.29	11.85	(3.88)	26.78	26.42
	Basic Value V.I.
	2013	2012	2011	2010	2009
Net assets	$39,889,401	28,527,227	24,023,713	22,986,725	18,206,599
Accumulation unit value	21.203	15.588	13.874	14.438	12.992
Number of accumulation units outstanding	1,881,325	1,830,087	1,731,537	1,592,121	1,401,329
Investment income as a percent of average net assets (1)	1.53%	1.90%	1.88%	1.78%	2.37%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	36.02	12.35	(3.91)	11.12	29.18

(Continued)
18

AMERICAN FIDELITY SEPARATE ACCOUNT B
Financial Highlights
December 31

	Global Allocation V.I.
	2013	2012	2011	2010	2009
Net assets	$—	—	—	509,096	—
Accumulation unit value	—	—	—	11.230	—
Number of accumulation units outstanding	—	—	—	45,335	—
Investment income as a percent of average net assets (1)	—%	—%	—%	1.62%	—%
Expenses as a percent of average net assets (2)	—	—	—	1.50	—
Total return (3)	—	—	***	12.29	—
	Capital Appreciation V.I.
	2013	2012	2011	2010	2009
Net assets	$2,208,990	1,191,104	685,451	342,211	—
Accumulation unit value	16.683	12.655	11.284	12.571	—
Number of accumulation units outstanding	132,413	94,124	60,748	27,223	—
Investment income as a percent of average net assets (1)	—%	0.94%	0.45%	0.30%	—%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	—
Total return (3)	31.83	12.15	(10.24)	25.70	—
	Large Cap Growth V.I.
	2013	2012	2011	2010	2009
Net assets	$—	—	—	—	1,368,786
Accumulation unit value	—	—	—	—	7.296
Number of accumulation units outstanding	—	—	—	—	187,605
Investment income as a percent of average net assets (1)	—%	—%	—%	—%	0.77%
Expenses as a percent of average net assets (2)	—	—	—	1.50	1.50
Total return (3)	—	—	—	**	24.93
	VP Balanced
	2013	2012	2011	2010	2009
Net assets	$7,219,553	5,874,442	5,338,985	4,620,392	3,794,435
Accumulation unit value	16.392	14.170	12.866	12.399	11.275
Number of accumulation units outstanding	440,434	414,565	414,974	372,637	336,548
Investment income as a percent of average net assets (1)	1.61%	2.08%	1.92%	1.93%	5.24%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	15.68	10.14	3.77	9.97	13.76
	VP Capital Appreciation
	2013	2012	2011	2010	2009
Net assets	$10,910,244	7,625,541	6,010,699	5,604,854	3,545,357
Accumulation unit value	20.130	15.608	13.658	14.830	11.466
Number of accumulation units outstanding	541,976	488,559	440,073	377,943	309,211
Investment income as a percent of average net assets (1)	—%	—%	—%	—%	0.72%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	28.97	14.28	(7.90)	29.34	35.04
	VP Income and Growth
	2013	2012	2011	2010	2009
Net assets	$9,866,196	6,719,963	5,193,616	4,610,941	3,054,571
Accumulation unit value	15.611	11.667	10.322	10.162	9.037
Number of accumulation units outstanding	632,003	575,962	503,174	453,764	338,022
Investment income as a percent of average net assets (1)	2.26%	2.17%	1.58%	1.60%	4.62%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	33.81	13.03	1.57	12.44	16.37
	VP International
	2013	2012	2011	2010	2009
Net assets	$7,486,183	5,710,716	4,253,632	4,260,490	3,095,624
Accumulation unit value	14.644	12.143	10.174	11.742	10.520
Number of accumulation units outstanding	511,228	470,276	418,098	362,853	294,248
Investment income as a percent of average net assets (1)	1.65%	0.81%	1.32%	2.18%	1.79%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	20.60	19.35	(13.35)	11.61	31.76

  (Continued)
19

AMERICAN FIDELITY SEPARATE ACCOUNT B
Financial Highlights
December 31
	Dual Strategy Fund
	2013	2012	2011	2010	2009
Net assets	$30,226,191	23,512,643	20,526,499	20,443,047	16,925,133
Accumulation unit value	13.976	10.706	9.339	9.474	8.100
Number of accumulation units outstanding	2,162,739	2,196,146	2,198,000	2,157,832	2,089,518
Investment income as a percent of average net assets (1)	1.23%	1.08%	0.98%	1.31%	1.79%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	30.54	14.64	(1.43)	16.96	23.14
	Total Bond Market Index
	2013	2012	2011	2010	2009
Net assets	$9,992,149	9,248,031	7,596,162	5,762,482	3,657,014
Accumulation unit value	12.846	13.346	13.023	12.280	11.705
Number of accumulation units outstanding	777,844	692,963	583,280	469,247	312,433
Investment income as a percent of average net assets (1)	2.49%	2.56%	3.10%	3.03%	3.96%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	(3.75)	2.48	6.05	4.91	4.36
	VNG Balanced
	2013	2012	2011	2010	2009
Net assets	$41,052,983	30,584,066	23,686,812	19,023,542	13,242,182
Accumulation unit value	17.090	14.470	13.050	12.774	11.681
Number of accumulation units outstanding	2,402,214	2,113,556	1,815,123	1,489,182	1,133,690
Investment income as a percent of average net assets (1)	2.34%	2.59%	2.45%	2.71%	4.06%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	18.11	10.88	2.16	9.36	21.07
	VNG Small Company
	2013	2012	2011	2010	2009
Net assets	$31,099,428	19,626,149	15,413,148	13,265,800	8,167,605
Accumulation unit value	21.169	14.664	12.983	13.003	10.015
Number of accumulation units outstanding	1,469,070	1,338,406	1,187,169	1,029,248	815,523
Investment income as a percent of average net assets (1)	0.64%	0.22%	0.17%	0.31%	0.96%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	44.36	12.95	(0.15)	29.84	37.31
	VNG Capital Growth
	2013	2012	2011	2010	2009
Net assets	$5,646,638	2,338,191	1,087,534	518,108	—
Accumulation unit value	18.207	13.346	11.732	12.022	—
Number of accumulation units outstanding	310,136	175,198	92,697	43,098	—
Investment income as a percent of average net assets (1)	1.01%	0.81%	0.71%	—%	—%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	—
Total return (3)	36.42	13.76	(2.41)	20.22	—

*	These segregated subaccounts were added as investment options on May 1, 2010. Investment income and expense ratios are annualized and total return is not annualized.
**	Total return is not presented as these segregated subaccounts were terminated on May 1, 2010.
***	Total return is not presented as this segregated subaccount was terminated on May 1, 2011.
These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund divided by the average net assets.
These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
The total return for the period indicated, including changes in the value of the underlying fund, reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented.
See accompanying notes to financial statements.

20

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2013

(1)	Summary of Significant Accounting Policies

(a)	General

American Fidelity Separate Account B (Account B) is a separate account of American Fidelity Assurance Company (AFA), and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The inception date of Account B was October 27, 1997; however, no purchases occurred until operations commenced in January 1998.

The assets of each of the segregated subaccounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by AFA. Contract owners allocate their variable annuity purchase payments to one or more of the segregated subaccounts. Such payments are then invested in the various funds underlying the subaccounts (collectively referred to as the Funds).

One of Account B’s subaccounts, the American Fidelity Dual Strategy Fund, Inc., is a mutual fund sponsored by AFA.

(b)	Investments

Investments in shares of the Funds are stated at fair value, which is the net asset value per share as determined daily by the Funds. Transactions are recorded on a trade-date basis by the Funds. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined on the average cost basis.

Account B groups its financial assets measured at fair value in three levels, based on inputs and assumptions used to determine the fair value. These levels are as follows:

Level 1 – quoted prices in active markets for identical securities. Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 – significant unobservable inputs (including Account B’s own assumptions used to determine the fair value of investments). There were no transfers of securities from Level 1 to Level 2 or vice versa throughout the year.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  (Continued)
21

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2013

The following table summarizes the inputs used to value Account B’s net assets as of December 31, 2013:

Level 1 – Quoted prices	$363,509,852
Level 2 – Other significant
observable inputs	—
Level 3 – Significant unobservable
inputs	—
Total	$363,509,852

(c)	Income Taxes

Account B is not taxed separately because the operations of Account B are part of the total operations of AFA. AFA files its federal income tax returns, under sections of the Internal Revenue Code (the Code) applicable to life insurance companies, as part of the American Fidelity Corporation and Subsidiaries consolidated federal income tax returns. Account B will not be taxed as a “regulated investment company” under subchapter M of the Code. Based on this, no charge is being made currently to Account B for federal income taxes. AFA will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Account B recognizes and measures unrecognized tax positions in accordance with Financial Accounting Standards Board (FASB), Accounting Standards Codification (ASC) 740, Income Taxes. Account B has no unrecognized tax positions at December 31, 2013.

As of December 31, 2013, Account B has no accrued interest and penalties related to unrecognized tax positions. Account B would recognize interest accrued related to unrecognized tax positions in interest expense and penalties accrued in operating expense, should they occur.

The tax years 2010 through 2013 remain open to examination by the major taxing jurisdictions to which Account B is subject. Account B, as part of AFA, is not currently under examination by any taxing authority and does not expect any material changes to its unrecognized tax positions within the next twelve months.

(d)	Annuity Reserves

Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 0% to 5% as regulated by the laws of the respective states. Charges to annuity reserves for mortality and expense risks experience are reimbursed to AFA if the reserves required are less than originally estimated.

If additional reserves are required, AFA reimburses Account B. At December 31, 2013, there were no contract owners who had elected the variable annuity method of payout. Accordingly, Account B held no annuity reserves at December 31, 2013.

(Continued)
22

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2013

(e)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)	Variable Annuity Contracts

AFA manages the operations of Account B and assumes certain mortality and expense risks under the variable annuity contracts. Administrative fees are equal to 0.0004110% of the Funds’ daily net assets (0.15% per annum). Distribution fees are equal to 0.0002740% (0.10% per annum). Mortality and expense fees are equal to 0.0034247% of the Funds’ daily net assets (1.25% per annum). Policy maintenance charges, which are deducted from contract owners’ accounts, are equal to $15 per policy per year after August 1, 2008. Policy maintenance charges are reflected as withdrawal of funds in the accompanying statements of changes in net assets and were as follows for the years ended December 31:

	2013	2012
Socially Responsible Growth	$27,299	28,354
Stock Index	69,130	69,212
International Value	9,344	9,388
Technology Growth	5,748	5,654
Value Opportunities V.I.	46,532	45,928
Basic Value V.I.	32,302	32,048
Capital Appreciation V.I.	2,933	2,250
VP Balanced	6,037	5,851
VP Capital Appreciation	12,121	10,847
VP Income and Growth	8,307	7,258
VP International Value	5,826	5,583
Dual Strategy Fund	27,221	27,691
Total Bond Market Index	10,279	9,953
VNG Balanced	38,453	35,116
VNG Small Company	27,428	25,037
VNG Capital Growth	7,309	4,112

All such fees were paid to AFA.

During the accumulation period, contract owners may partially or totally withdraw from Account B by surrendering a portion or all of their accumulation units. The Code may limit certain withdrawals based upon age, disability, and other factors. When contract owners withdraw, they receive the current value of their accumulation units, less applicable withdrawal charges. These withdrawal charges, assessed through the redemption of units, range from 8% during policy year one to 0% beginning in policy year nine.

  (Continued)
23

AMERICAN FIDELITY SEPARATE ACCOUNT B
Notes to Financial Statements
December 31, 2013

(3)	Unit Activity from Contract Transactions

Contract transactions for each segregated subaccount for the years ended December 31, 2013 and 2012 were as follows:

	2013 – Segregated subaccounts
	Socially Responsible Growth		Stock Index
	Units	Dollars	Units	Dollars
Payments received	105,118	$1,554,260	376,392	$6,556,243
Withdrawal of funds	(124,001)	(1,845,230)	(323,822)	(5,655,895)
Net change from contract
transactions	(18,883)	$(290,970)	52,570	$900,348

	2013 – Segregated subaccounts
	International Value		Technology Growth
	Units	Dollars	Units	Dollars
Payments received	106,006	$1,547,840	84,278	$942,444
Withdrawal of funds	(58,915)	(853,805)	(76,175)	(833,716)
Net change from contract
transactions	47,091	$694,035	8,103	$108,728

	2013 – Segregated subaccounts
	Value Opportunities V.I.		Basic Value V.I.
	Units	Dollars	Units	Dollars
Payments received	110,474	$3,392,632	211,108	$3,911,233
Withdrawal of funds	(97,141)	(2,989,607)	(159,870)	(2,960,702)
Net change from contract
transactions	13,333	$403,025	51,238	$950,531

	2013 – Segregated subaccounts
	Capital Appreciation V.I.		VP Balanced
	Units	Dollars	Units	Dollars
Payments received	44,467	$632,414	55,879	$854,207
Withdrawal of funds	(6,178)	(86,405)	(30,010)	(457,280)
Net change from contract
transactions	38,289	$546,009	25,869	$396,927

(Continued)
24

AMERICAN FIDELITY SEPARATE ACCOUNT B
Notes to Financial Statements
December 31, 2013

	2013 – Segregated subaccounts
	VP Capital Appreciation		VP Income and Growth
	Units	Dollars	Units	Dollars
Payments received	92,734	$1,654,869	94,841	$1,300,260
Withdrawal of funds	(39,317)	(697,661)	(38,800)	(541,056)
Net change from contract
transactions	53,417)	$957,208	56,041	$759,204

	2013 – Segregated subaccounts
	VP International		Dual Strategy Fund
	Units	Dollars	Units	Dollars
Payments received	75,790	$999,527	155,822	$1,904,492
Withdrawal of funds	(34,838)	(461,473)	(189,229)	(2,322,212)
Net change from contract
transactions	40,952	$538,054	(33,407)	$(417,720)

	2013 – Segregated subaccounts
	Total Bond Market Index		VHG Balanced
	Units	Dollars	Units	Dollars
Payments received	173,855	$2,273,867	461,523	$7,331,740
Withdrawal of funds	(88,974)	(1,163,231)	(172,865)	(2,744,355)
Net change from contract
transactions	84,881	$1,110,636	288,658	$4,587,385

	2013 – Segregated subaccounts
	VNG Small Company		VNG Capital Growth
	Units	Dollars	Units	Dollars
Payments received	240,824	$4,231,310	152,454	$2,434,875
Withdrawal of funds	(110,160)	(1,934,881)	(17,516)	(280,376)
Net change from contract
transactions	130,664	$2,296,429	134,938	$2,154,499

	2012 – Segregated subaccounts
	Socially Responsible Growth		Stock Index
	Units	Dollars	Units	Dollars
Payments received	126,787	$1,589,344	387,471	$5,650,020
Withdrawal of funds	(159,658)	(2,010,436)	(335,395)	(4,915,979)
Net change from contract
transactions	(32,871)	$(421,092)	52,076	$734,041

(Continued)
25

AMERICAN FIDELITY SEPARATE ACCOUNT B
Notes to Financial Statements
December 31, 2013

	2012 – Segregated subaccounts
	International Value		Technology Growth
	Units	Dollars	Units	Dollars
Payments received	116,872	$1,442,950	79,394	$786,195
Withdrawal of funds	(60,778)	(737,411)	(35,466)	(352,718)
Net change from contract
transactions	56,094	$705,539	43,928	$433,477

	2012 – Segregated subaccounts
	Value Opportunities V.I.		Basic Value V.I.
	Units	Dollars	Units	Dollars
Payments received	132,707	$3,297,151	232,450	$3,486,877
Withdrawal of funds	(114,156)	(2,851,403)	(133,900)	(2,006,963))
Net change from contract
transactions	18,551	$445,748	98,550	$1,479,914

	2012 – Segregated subaccounts
	Capital Appreciation V.I.		VP Balanced
	Units	Dollars	Units	Dollars
Payments received	41,328	$510,440	51,582	$710,961
Withdrawal of funds	(7,952)	(98,715)	(51,991)	(720,833)
Net change from contract
transactions	33,376	$411,725	(409)	$(9,872)

	2012 – Segregated subaccounts
	VP Capital Appreciation		VP Income and Growth
	Units	Dollars	Units	Dollars
Payments received	93,412	$1,436,581	107,783	$1,228,152
Withdrawal of funds	(44,926)	(695,218)	(34,995)	(396,357)
Net change from contract
transactions	48,486	$741,363	72,788	$831,795

	2012 – Segregated subaccounts
	VP International Value		VHG Balanced
	Units	Dollars	Units	Dollars
Payments received	85,849	$948,241	191,085	$1,972,408
Withdrawal of funds	(33,671)	(371,883)	(192,939)	(2,001,713)
Net change from contract
transactions	52,178	$576,358	(1,854)	$(29,305)

(Continued)
26

AMERICAN FIDELITY SEPARATE ACCOUNT B
Notes to Financial Statements
December 31, 2013

	2012 – Segregated subaccounts
	Total Bond Market Index		VHG Balanced
	Units	Dollars	Units	Dollars
Payments received	170,930	$2,261,719	446,347	$6,225,957
Withdrawal of funds	(61,247)	(810,158)	(147,914)	(2,064,846)
Net change from contract
transactions	109,683	$1,451,561	298,433	$4,161,111

	2012 – Segregated subaccounts
	VNG Small Company		VNG Capital Growth
	Units	Dollars	Units	Dollars
Payments received	244,806	$3,447,254	94,688	$1,204,728
Withdrawal of funds	(93,569)	(1,318,944)	(12,187)	(155,700)
Net change from contract
transactions	151,237	$2,128,310	82,501	$1,049,028

(4)	Subsequent Events

Account B has evaluated subsequent events through February 11, 2013, the date the financial statements were issued.

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Consolidated Financial Statements

December 31, 2013 and 2012

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors
American Fidelity Assurance Company:

We have audited the accompanying consolidated balance sheets of American Fidelity Assurance Company and subsidiaries (the Company) as of December 31, 2013 and 2012, and the related consolidated statements of income, comprehensive income (loss), stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2013. In connection with our audits of the consolidated financial statements, we have also audited the financial statement schedules III and IV for each of the years in the three-year period ended December 31, 2013. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American Fidelity Assurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

KPMG, LLP

Oklahoma City, Oklahoma
April 18, 2014

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Balance Sheets
December 31, 2013 and 2012
(In thousands)
Assets	2013	2012
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of
$2,669,077 and $2,476,949 in 2013 and 2012, respectively)	$2,679,224	2,690,412
Equity securities available-for-sale, at fair value:
Preferred stocks (cost of $211 and $300 in 2013 and 2012,
respectively)	627	170
Common stocks (cost of $27,374 and $26,691 in
2013 and 2012, respectively)	27,627	26,883
Trading investments	753,563	826,504
Mortgage loans on real estate, net	336,655	339,296
Investment real estate, at cost (less accumulated depreciation of
$2,218 and $924 in 2013 and 2012, respectively)	41,041	42,015
Policy loans	25,628	26,963
Short-term and other investments	542	10,814
	3,864,907	3,963,057
Cash and cash equivalents	122,939	109,485
Accrued investment income	37,615	35,949
Accounts receivable:
Uncollected premiums	69,692	68,967
Reinsurance receivable	1,012,554	1,001,093
Other	15,000	15,278
	1,097,246	1,085,338
Deferred policy acquisition costs	470,666	435,165
Other assets	80,761	83,741
Separate account assets	592,827	448,920
Total assets	$6,266,961	6,161,655

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Balance Sheets
December 31, 2013 and 2012
(In thousands)
Liabilities and Stockholder’s Equity	2013	2012
Policy liabilities:
Reserves for future policy benefits:
Life and annuity	$1,016,261	1,015,587
Accident and health	709,562	675,660
Unearned premiums	5,969	5,206
Benefits payable	170,691	165,671
Funds held under deposit administration contracts	1,317,036	1,219,807
Other policy liabilities	139,623	144,046
	3,359,142	3,225,977
Other liabilities:
Funds withheld under reinsurance contract	729,383	724,579
Derivative in funds withheld under reinsurance contract	51,635	126,184
Deferred income tax liability	84,093	140,476
General expenses, taxes, licenses and fees payable,
and other liabilities	155,236	147,068
	1,020,347	1,138,307
Notes payable	537,148	538,136
Capital lease obligation	62,157	63,040
Separate account liabilities	592,827	448,920
Total liabilities	5,571,621	5,414,380
Stockholder’s equity:
Common stock, par value $10 per share. Authorized, issued,
and outstanding, 250,000 shares	2,500	2,500
Additional paid-in capital	31,538	31,538
Accumulated other comprehensive income	4,991	125,404
Retained earnings	656,311	587,833
Total stockholder’s equity	695,340	747,275
Commitments and contingencies (notes 7, 9, 11, 12 and 14)
Total liabilities and stockholder’s equity	$6,266,961	6,161,655
See accompanying notes to consolidated financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Income
Years ended December 31, 2013, 2012 and 2011
(In thousands, except per share amounts)
	2013	2012	2011
Insurance revenues:
Premiums:
Life and annuity	$75,188	68,087	62,585
Accident and health	660,010	633,347	603,452
	735,198	701,434	666,037
Investment revenues:
Net investment income	120,750	117,334	120,239
Realized investment gains (losses)	(65,352)	51,710	59,548
Impairment losses recognized in earnings	(2,318)	(2,733)	(2,633)
Other revenues, net	12,541	19,587	19,889
Total revenues	800,819	887,332	863,080
Benefits:
Benefits paid or provided:
Life and annuity	28,658	29,781	29,202
Accident and health	331,852	337,100	316,218
Interest credited to funded contracts	49,442	47,375	44,253
Change in reserves for future policy benefits:
Life and annuity (net of increase in reinsurance
reserves ceded of $5,509, $15,300 and $15,331
in 2013, 2012 and 2011, respectively)	(4,835)	24,257	18,943
Accident and health (net of increase in reinsurance
reserves ceded of $7,438, $11,543 and
$22,621 in 2013, 2012 and 2011, respectively)	30,246	51,218	49,943
Change in fair value of derivative in funds withheld
under reinsurance contract	(74,549)	40,377	59,684
	360,814	530,108	518,243
Expenses:
Selling costs	140,941	128,401	120,765
Other operating, administrative, and general expenses	138,830	127,667	107,022
Taxes, other than federal income taxes, and licenses
and fees	20,392	21,105	19,183
Net increase in deferred policy acquisition costs	(18,043)	(22,354)	(22,609)
	282,120	254,819	224,361
Total benefits and expenses	642,934	784,927	742,604
Income before income tax expense	157,885	102,405	120,476
Income tax expense:
Current	40,952	21,741	34,541
Deferred	8,455	10,417	4,020
	49,407	32,158	38,561
Net income	$108,478	70,247	81,915
Basic net income per share	$434	281	328
See accompanying notes to consolidated financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income (Loss)
Years ended December 31, 2013, 2012 and 2011
(In thousands)
	2013	2012	2011
Net income	$108,478	70,247	81,915
Other comprehensive income (loss), before tax:
Unrealized gains (losses) on investments available-for-sale:
Unrealized holding gains (losses) arising during period	(197,543)	81,622	114,678
Less reclassification adjustment for gains included
in net income	(7,484)	(12,586)	(2,176)
Plus other-than-temporary impairment losses
recognized in earnings	2,318	2,733	2,633
Effect on deferred policy acquisition cost	17,458	(6,940)	(13,658)
	(185,251)	64,829	101,477
Income tax benefit (expense) related to items of other
comprehensive income	64,838	(22,690)	(35,517)
Other comprehensive income (loss), net of tax	(120,413)	42,139	65,960
Total comprehensive income (loss)	$(11,935)	112,386	147,875
See accompanying notes to consolidated financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Stockholder’s Equity
Years ended December 31, 2013, 2012 and 2011
(In thousands)
			Accumulated
		Additional	other		Total
	Common	paid-in	comprehensive	Retained	stockholder’s
	stock	capital	income	earnings	equity
Balance, December 31, 2010	$2,500	31,538	17,305	515,774	567,117
Net income	—	—	—	81,915	81,915
Other comprehensive income	—	—	65,960	—	65,960
Dividends paid	—	—	—	(40,100)	(40,100)
Balance, December 31, 2011	2,500	31,538	83,265	557,589	674,892
Net income	—	—	—	70,247	70,247
Other comprehensive income	—	—	42,139	—	42,139
Dividends paid	—	—	—	(40,003)	(40,003)
Balance, December 31, 2012	2,500	31,538	125,404	587,833	747,275
Net income	—	—	—	108,478	108,478
Other comprehensive loss	—	—	(120,413)	—	(120,413)
Dividends paid	—	—	—	(40,000)	(40,000)
Balance, December 31, 2013	$2,500	31,538	4,991	656,311	695,340
See accompanying notes to consolidated financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Cash Flows
Years ended December 31, 2013, 2012 and 2011
(In thousands)
	2013	2012	2011
Cash flows from operating activities:
Net income	$108,478	70,247	81,915
Adjustments to reconcile net income to net cash provided
by operating activities:
Provision for depreciation	3,842	880	7
Accretion of discount on investments	(2,999)	(3,516)	(4,675)
Realized gains on investments	(10,253)	(13,385)	(2,083)
Net purchases, sales, and maturities of trading
investments	1,877	(27,421)	(15,474)
Net increase in deferred policy acquisition costs	(18,043)	(22,354)	(22,609)
Increase in accrued investment income	(1,666)	(2,725)	(368)
Increase in accounts receivable	(11,908)	(41,515)	(43,135)
Decrease (increase) in other assets, net of realized gains	1,340	(62,816)	(1,114)
Increase in policy liabilities	40,359	119,686	121,963
Interest credited on deposit and other investment-type
contracts	49,442	47,375	44,253
Charges on deposit and other investment-type contracts	(14,240)	(12,026)	(12,200)
Increase in general expenses, taxes, licenses
and fees payable, funds withheld under reinsurance
contract and other liabilities	12,089	94,618	20,176
(Decrease) increase in fair value of derivative in funds
withheld under reinsurance contract	(74,549)	40,377	59,684
Net change in fair value of trading investments	75,605	(38,325)	(57,465)
Provision for other than temporarily impaired investments	2,318	2,733	2,633
Deferred income taxes	8,455	10,417	4,020
Total adjustments	61,669	92,003	93,613
Net cash provided by operating activities	170,147	162,250	175,528
Cash flows from investing activities:
Sale, maturity, or repayment of investments:
Fixed maturities available-for-sale	332,941	574,414	355,746
Equity securities available-for-sale	307	392	1
Mortgage loans on real estate	49,656	53,646	34,684
Real estate	206	—	—
Net change in short-term and other investments, net of
realized gains	10,272	13,337	(328)
Purchase of investments:
Fixed maturities available-for-sale	(518,785)	(779,396)	(504,801)
Equity securities available-for-sale	(900)	(825)	(6,533)
Mortgage loans on real estate	(46,988)	(62,948)	(40,667)
Real estate	(470)	(40,436)	—
Net change in policy loans	1,335	1,093	14
Net cash used in investing activities	(172,426)	(240,723)	(161,884)

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Cash Flows
Years ended December 31, 2013, 2012 and 2011
(In thousands)
	2013	2012	2011
Cash flows from financing activities:
Dividends paid to parent	$(40,000)	(40,003)	(40,100)
Proceeds from notes payable	75,000	91,193	80,605
Repayment of notes payable	(75,988)	(25,000)	(91,428)
Repayment of capital lease obligation	(883)	—	—
Deposits to deposit and other investment-type contracts	147,573	149,686	131,314
Withdrawals from deposit and other investment-type contracts	(89,969)	(72,477)	(71,514)
Net cash provided by financing activities	15,733	103,399	8,877
Net change in cash and cash equivalents	13,454	24,926	22,521
Cash and cash equivalents, beginning of year	109,485	84,559	62,038
Cash and cash equivalents, end of year	$122,939	109,485	84,559
Supplemental disclosure of cash flow information:
Cash paid during the year for:
Interest on notes payable	$18,474	19,314	18,810
Federal income taxes, net of refunds received	37,745	21,170	34,794
Supplemental disclosure of noncash investing and
financing activities:
Change in net unrealized holding gains (losses) on investment available-for-sale net of deferred tax benefit (expense)
of $70,948, $(25,119) and $(40,296) in 2013, 2012
and 2011, respectively	$(131,761)	46,650	74,839
Effect on deferred policy acquisition cost from change in
net unrealized holding gains on investments available-
for-sale, net of deferred tax (expense) benefit of
$(6,110) $2,429 and $4,779 in 2013, 2012 and 2011,
respectively	11,348	4,511	8,879
Capital lease asset	—	63,040	—
Capital lease obligation	—	63,040	—
See accompanying notes to consolidated financial statements.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2013 and 2012
(1)	Business Description and Significant Accounting Policies

(a)	Business

American Fidelity Assurance Company and subsidiaries (AFA or the Company) provide a variety of financial services. AFA is a wholly owned subsidiary of American Fidelity Corporation (AFC), a Nevada insurance holding company. The Company is subject to state insurance regulations and periodic examinations by state insurance departments.

AFA is licensed in 49 states, as well as the District of Columbia, American Samoa, Puerto Rico and Guam, with approximately 38% of direct premiums written in Oklahoma, Texas and California. Activities of AFA are largely concentrated in the group disability income, group and individual annuity, supplemental health and individual medical markets. In addition, individual and group life business is also conducted. The main thrust of AFA’s sales is worksite marketing of voluntary products through the use of payroll deduction. The Company sells these voluntary products through a salaried sales force that is broken down into two primary divisions: the Association Worksite Division (AWD) and American Fidelity Educational Services (AFES). AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations whose premiums are funded by employees through payroll deductions. AFES focuses on marketing to public school employees with voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease and accident only. These premiums are also funded by employees through payroll deductions. The expertise gained by the Company in worksite marketing of voluntary products is used by the Strategic Alliances Division in developing products to meet special situations. The Life Division was formed upon the acquisition of a block of life business in 2000. This division is marketing individual life products through independent brokers in the United States and Latin America.

(b)	Basis of Presentation and Principles of Consolidation

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (U.S. GAAP), which vary in some respects from statutory accounting practices prescribed or permitted by state insurance departments (note 2). The consolidated financial statements include the accounts and operations of AFA and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

(c)	Use of Estimates

Management of the Company has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with (U.S. GAAP). Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment. Management believes its estimates and assumptions to be reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the consolidated financial statements in future periods. Principal estimates that could change in the future are the fair value of investments, whether an available-for-sale security is other-than-temporarily impaired, and the actuarial assumptions used in establishing deferred policy acquisition costs and policy liabilities.

(d)	Investments

The investment portfolio includes fixed maturities, equity securities, mortgage loans, real estate, policy loans and short-term and other investments. Management records investments on the trade date and determines the appropriate classification of investments at the time of purchase. Held-to-maturity debt securities are those securities that management has the intent and the Company has the ability at the time of purchase to hold until maturity, and they are carried at amortized cost. Trading securities are bought and held principally for the purpose of selling them in the near term and are carried at fair value. Investments held for indefinite periods of time and not intended to be held to maturity or for trading are classified as available-for-sale and carried at fair value. All of the Company’s investments are classified as available-for-sale or trading.

The effects of unrealized holding gains and losses on trading securities are included in the accompanying consolidated statements of income. The effects of unrealized holding gains and losses on securities available-for-sale are reported in the accompanying consolidated statements of comprehensive income. Transfers of securities between categories are recorded at fair value at the date of transfer.

Short-term investments are reported at amortized cost, which approximates fair value. Equity securities (common and nonredeemable preferred stocks) are reported at fair value. Mortgage loans on real estate are reported at the unpaid balance less an allowance for possible losses. Investments in real estate are carried at cost less accumulated depreciation. Investments in real estate, excluding land, are depreciated on a straight-line basis using an estimated life of no more than 39 years. Policy loans are reported at the unpaid balance.

Realized gains and losses on disposal of investments are determined on a specific-identification basis and are included in the accompanying consolidated statements of income.

Premiums and discounts are amortized or accreted over the life of the related security as an adjustment to yield using the effective-interest method. Such amortization and accretion is included in the net investment income line item in the consolidated statements of income. Investment income from asset-backed, loan-backed, structured securities and mortgage loans is recognized based on the constant effective-yield method, which includes an adjustment for estimated principal prepayments, if any. The effective yield used to determine amortization for securities subject to prepayment risk is recalculated and adjusted periodically based upon actual historical and/or projected future cash flows, which are obtained from a widely accepted securities data provider. Dividend and interest income are recognized when earned. Rental income on real estate is recognized on a straight-line basis over the lease term.

Accrual of income is suspended on fixed maturities or mortgage loans that are in default. Interest income on investments in default is recognized only when payments are received. Investments included in the consolidated balance sheet that were not income producing for the preceding twelve months were not material.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2013 and 2012

To maximize earnings and minimize risk, the Company invests in a diverse portfolio of investments. The portfolio is diversified by geographic region, investment type, underlying collateral, maturity, and industry. Management does not believe the Company has any significant concentrations of credit risk in its investments.

The Company limits its risk by investing in fixed maturities and equity securities of investment-grade rated companies, mortgage loans adequately collateralized by real estate, selective real estate supported by appraisals, and policy loans collateralized by policy cash values. The Company does not purchase fixed maturities that are below investment-grade; however, certain securities have dropped below investment-grade after they were acquired. Certain fixed maturities are guaranteed by the United States government. In addition, the Company performs due diligence procedures prior to making mortgage loans. These procedures include evaluations of the creditworthiness of the mortgagees and/or tenants and independent appraisals.

One of the significant considerations related to available-for-sale securities is the evaluation of impairments on investments. In the assessment to determine if a decline in the estimated fair value of any given security is other-than-temporary, management evaluates the following factors: (1) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; (2) the recoverability of principal and interest for fixed maturity securities, or cost for equity securities; (3) the length of time and extent to which the fair value has been less than amortized cost for fixed maturity securities, or cost for equity securities; and (4) the financial condition of the issuer, including near-term and long-term prospects, the relevant industry conditions and trends, and implications of rating agency actions and offering prices.

If management determines that a decline in the value of an equity security is other-than-temporary, the cost basis is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss in the period such a determination was made. For debt securities, the amount of the other than temporary impairment (OTTI) recognized in earnings depends on whether the Company intends to sell or more likely than not will be required to sell the security before recovery. If either one of these criteria is met, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost and its estimated fair value at the impairment measurement date. If these criteria are not met, the OTTI is bifurcated into two pieces: a credit loss recognized in earnings at an amount equal to the difference between the amortized cost and the present value of anticipated cash flows, and a noncredit loss recognized in other comprehensive income for any difference between the fair value and the net present value of anticipated cash flows. Any subsequent recoveries in value, other than amounts accreted to the expected recovery amount, are recognized at disposition.

The risks inherent in assessing the impairment of an investment include the risk that market factors may differ from the Company’s projections and the risk that facts and circumstances factored into the Company’s assessment may change with time and may lead to a different impairment conclusion in future periods.

(e)	Fair Value Measurements

In accordance with guidance on fair value measurements and disclosures, the Company groups its financial assets and liabilities measured at fair value in three levels, based on the inputs and assumptions used to determine the fair value. An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The levels are as follows:

•	Level 1 inputs are quoted prices in active markets for identical securities
•	Level 2 inputs are other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 inputs are significant unobservable inputs (including the Company’s own assumptions used to determine the fair value of investments).
(f)	Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.

(g)	Recognition of Premium Revenue and Related Costs

Revenues from life, payout annuity (with life contingencies), and long-duration accident and health policies represent premiums recognized when due from policyholders and are included in life and annuity, and accident and health premiums. Premiums related to short-duration accident and health policies are recognized over the applicable premium-paying period. Expenses are associated with earned premiums to result in recognition of profits over the life of the policies. Expenses include benefits paid to policyholders and the change in the reserves for future policy benefits. The Company’s earnings related to annuity products are impacted by conditions in the overall interest rate environment.

Revenues from accumulation policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally surrender charges. Policyholder account balances for accumulation annuities consist of premiums received, plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as funds held under deposit administration contracts. Expenses for accumulation annuities represent interest credited to policyholder account balances.

Revenues from universal life policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally mortality charges, surrender charges and policy service fees. Policyholder account balances consist of premiums received plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as other policy liabilities. Expenses include interest credited to policyholder account balances and benefits in excess of account balances returned to policyholders.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2013 and 2012
(h)	Policy Acquisition Costs

The Company defers acquisition costs that are directly related to the successful acquisition of business. Direct costs deferred consist principally of field sales compensation, commissions, and underwriting and issue costs. Deferred costs associated with life policies are amortized (with interest) over the anticipated premium-paying period of the policies using assumptions that are consistent with the assumptions used to calculate policy reserves. Deferred costs associated with annuities and universal life policies are amortized over the life of the policies at a constant rate based on the present value of the estimated gross profit to be realized. Deferred costs related to accident and health insurance policies are amortized over the anticipated premium-paying period of the policies based on the Company’s experience. Deferred policy acquisition costs (DAC) are subject to recoverability testing at the time of policy issue and at the end of each accounting period, and are written off if determined to be unrecoverable. As part of the required accounting for unrealized gains and losses, the Company also adjusts DAC to recognize the adjustment as if the unrealized gains and losses from securities classified as available-for-sale had been realized.

(i)	Policy Liabilities

Life and annuity and accident and health policy benefit reserves are primarily calculated using the net level reserve method. The net level reserve method includes assumptions as to future investment yields, withdrawal rates, mortality rates, and other assumptions based on the Company’s experience. These assumptions are modified as necessary to reflect anticipated trends and include provisions for possible unfavorable deviation.

Reserves for benefits payable are determined using case-basis evaluations and statistical analyses. These reserves represent the estimate of all benefits incurred but unpaid. The cancer reserves for benefits payable and the group disability reserves for benefits payable are discounted at 4.75% and 5.25% at December 31, 2013 and 2012, respectively. The discount used is based on the yield on assets supporting the blocks of business. The estimates are periodically reviewed and, as adjustments become necessary, they are reflected in current operations. Although such estimates are the Company’s best estimate of the ultimate value, actual results may vary from these estimates.

(j)	Reinsurance

The Company accounts for reinsurance transactions as prescribed by the applicable accounting standards, which require the reporting of reinsurance transactions relating to the consolidated balance sheet on a gross basis and precludes immediate gain recognition on reinsurance contracts.

(k)	Income Taxes

Income taxes are accounted for under the asset-and-liability method as prescribed by the applicable accounting standards. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss, capital loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes and measures unrecognized income tax positions as prescribed by the applicable accounting standards for income taxes. The accounting guidance clarifies the accounting for unrecognized income tax positions in an enterprise’s consolidated financial statements and requires that realization of an unrecognized income tax position must be “more likely than not” (i.e., greater than 50% likelihood of receiving a benefit) before it can be recognized in the consolidated financial statements. Further, the guidance prescribes the benefit to be recorded in the consolidated financial statements as the amount most likely to be realized assuming a review by tax authorities having all relevant information and applying current tax laws. The Company recognizes any interest accrued in interest expense and any penalties accrued in operating expense that relate to unrecognized income tax positions.

(l)	Capital Lease Assets and Equipment

Capital lease assets and equipment, which are included in other assets, are stated at cost less accumulated depreciation and are depreciated on a straight-line basis using estimated lives of three to ten years for equipment and the shorter of the useful life of the capital lease asset or the lease term 25 years. The balance of the capital lease asset and equipment at December 31, 2013 and 2012, was approximately $62,001,000 and $65,260,000, respectively. Additions, renewals, and betterments are capitalized. Expenditures for maintenance and repairs are expensed. Upon retirement or disposal of an asset, the asset and related accumulated depreciation is eliminated and any related gain or loss is included in income.

(m)	Company-Owned Life Insurance

The Company is the owner of three single premium insurance policies for certain current executives of the Company, where the Company is the beneficiary. These policies, accounted for using the investment method, were purchased in 2010 and are recorded in other assets at their net cash surrender values, as reported by the three issuing insurance companies, whose Standard & Poor’s financial strength ratings are AA+. The net cash surrender values totaled approximately $16,419,000 and $15,885,000 as of December 31, 2013 and 2012, respectively, and is included in other assets. The face value (death benefit) of the life insurance policies underlying the contracts was approximately $40,101,000 and $39,983,000 as of December 31, 2013 and 2012, respectively.

(n)	Separate Accounts

The Company maintains separate accounts under Oklahoma insurance law designated as American Fidelity Separate Account A (Account A), American Fidelity Separate Account B (Account B) and American Fidelity Separate Account C (Account C). Account A, Account B and Account C are registered as unit investment trusts under the Investment Company Act of 1940, as amended. Under Oklahoma law, the assets of Account A, Account B, and Account C are segregated from the Company’s assets. The assets are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2013 and 2012

The following table summarizes the inputs used to value the separate accounts’ net assets as of December 31 (in thousands):

	2013	2012
Level 1 – Quoted prices	$592,827	448,920
Level 2 – Other significant observable inputs	—	—
Level 3 – Significant unobservable inputs	—	—
Total	$592,827	448,920

There were no transfers of securities between levels during the years.

(o)	Basic Net Income per Share

Basic net income per share is based on the weighted average number of shares outstanding. During the years ended December 31, 2013, 2012 and 2011, the weighted average number of shares outstanding was 250,000. There are no dilutive shares outstanding.

(p)	Derivative in Funds Withheld under Reinsurance Contract

The Company follows the applicable accounting guidance on embedded derivatives related to modified coinsurance arrangements. The Company’s funds withheld under reinsurance contract contains an embedded derivative, which requires bifurcation and separate accounting under the guidance. At December 31, 2013 and 2012, the balance of the funds withheld under reinsurance contract was approximately $729,383,000 and $724,579,000, respectively. The identified embedded derivative closely resembles a total return swap. A valuation model was developed to arrive at an estimate of the fair value of the embedded derivative that uses various assumptions regarding future cash flows under the affected reinsurance contract. The assumptions for the value of the derivative include the difference between the book and market value of the underlying investment portfolio and the present value of the future Interest Maintenance Reserve (IMR) amortization. The LIBOR/swap curve is used to calculate the present value of the future IMR amortization using rates published by LIBOR and the U.S. Federal Reserve on the last day of each quarter.

The change in the embedded derivative for the years ended December 31, 2013, 2012 and 2011 of approximately $74,549,000, $(40,377,000) and $(59,684,000), respectively, is included in the consolidated statements of income as the change in the fair value of derivative in funds withheld under reinsurance contract.

(q)	Recently Adopted Accounting Pronouncements

In June 2011, the Financial Accounting and Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05, Presentation of Comprehensive Income, which requires entities to present comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Entities will no longer have the option under U.S. GAAP to present components of other comprehensive income (OCI) as part of the consolidated statement of changes in shareholders’ equity. This amended guidance is effective for interim and annual accounting periods, beginning after December 15, 2012. Early adoption is permitted, and retrospective application is required. The Company adopted this guidance effective December 31, 2011 and applied the standard retrospectively, as required. This adoption impacted the Company’s presentation of OCI items in a separate consolidated Statement of Comprehensive Income and is no longer presented in the consolidated Statement of Stockholder’s Equity.

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (Topic 820). ASU 2011-04 provides a consistent definition of fair value and ensures that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This guidance is effective for annual periods beginning after December 15, 2011. The provisions of this update were adopted and are included in the notes to the consolidated financial statements.

(2)	Statutory Financial Information

The Company is required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare statutory financial statements differ from financial statements prepared on the basis of U.S. GAAP. The Company reported statutory net income for the years ended December 31, 2013, 2012 and 2011 of approximately $71,728,000, $58,513,000 and $55,585,000, respectively. The Company reported statutory capital and surplus at December 31, 2013 and 2012 of approximately $342,671,000 and $308,915,000, respectively.

Retained earnings of the Company are restricted as to payment of dividends by statutory limitations applicable to insurance companies. Without prior approval of the state insurance department, dividends that can be paid by the Company are generally limited to the greater of (a) 10% of statutory capital and surplus, or (b) the statutory net gain from operations. These limitations are based on the amounts reported for the previous calendar year. The maximum dividend payout, which may be made without prior approval in 2013, is approximately $72,874,000, which is the statutory net gain from operations at December 31, 2013.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2013 and 2012

(3)	Investments

Investment income for the years ended December 31 is summarized below (in thousands):

	2013	2012	2011
Interest on fixed maturities	$166,198	162,820	159,459
Dividends on equity securities	908	833	6,541
Interest on mortgage loans	22,723	22,401	22,834
Investment real estate income	4,886	3,257	20
Interest on policy loans	2,932	3,058	3,054
Interest on short-term investments	44	68	13
Other	330	464	597
	198,021	192,901	192,518
Less reinsurance allowance for investment
income under funds withheld
arrangement (note 12)	(42,671)	(42,648)	(42,117)
Less investment expenses	(34,600)	(32,919)	(30,162)
Net investment income	$120,750	117,334	120,239

Net realized gains (losses) and the changes in unrealized gains (losses) on investments for the years ended December 31 are as follows (in thousands):

	2013		2012		2011
	Realized	Unrealized	Realized	Unrealized	Realized	Unrealized
Fixed maturities available-for-sale	$7,481	(203,316)	12,586	71,742	2,176	120,793
Equity securities available-for-sale	4	607	—	27	—	(5,658)
Trading securities	2,662	—	891	—	98	—
Trading securities (not recognized)	(75,605)	—	38,325	—	57,465	—
Other-than-temporary impairments	(2,318)	—	(2,733)	—	(2,633)	—
Mortgage loans and real estate	106	—	(93)	—	(164)	—
Short term and other	—	—	1	—	(27)	—
	$(67,670)	(202,709)	48,977	71,769	56,915	115,135

Included in the above realized gains (losses) is the decrease (increase) in the allowance for possible losses on mortgage loans of approximately $27,000, $(93,000) and $(46,000) in 2013, 2012 and 2011, respectively.

The gross unrealized holding gains on equity securities available-for-sale were approximately $669,000, $192,000 and $195,000 in 2013, 2012 and 2011, respectively. The gross unrealized holding losses on equity securities available-for-sale were $0 in 2013 and approximately $130,000 and $159,000 in 2012 and 2011, respectively.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2013 and 2012

The amortized cost and estimated fair value of investments in fixed maturities available-for-sale are as follows (in thousands):

	December 31, 2013
		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Estimated
	cost	gains	losses	fair value
U.S. Treasury securities	$1,000	1	—	1,001
Obligations of U.S. government
agencies	10,469	1,177	—	11,646
States and territories	298,920	15,653	(4,993)	309,580
Special revenue	308,701	8,797	(28,335)	289,163
Foreign government	35,941	662	(36)	36,567
Corporate securities	1,216,730	53,806	(36,539)	1,233,997
Mortgage-backed securities	797,316	24,616	(24,662)	797,270
Total	$2,669,077	104,712	(94,565)	2,679,224

	December 31, 2012
		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Estimated
	cost	gains	losses	fair value
U.S. Treasury securities	$1,000	—	—	1,000
Obligations of U.S. government
agencies	12,109	1,956	—	14,065
States and territories	281,324	38,074	(3)	319,395
Special revenue	248,885	19,757	(216)	268,426
Foreign government	11,952	1,433	—	13,385
Corporate securities	1,064,387	106,201	(3,706)	1,166,882
Mortgage-backed securities	857,292	63,596	(13,629)	907,259
Total	$2,476,949	231,017	(17,554)	2,690,412

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2013 and 2012

The amortized cost and estimated fair value of investments in fixed maturities available-for-sale at December 31, 2013 are shown below (in thousands) by effective maturity. Expected maturities will differ from effective maturities because the issuers of such securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
	cost	fair value
Due in one year or less	$9,413	9,570
Due after one year through five years	310,773	339,824
Due after five years through ten years	781,596	776,821
Due after ten years	769,979	755,739
	1,871,761	1,881,954
Mortgage-backed securities	797,316	797,270
Total	$2,669,077	2,679,224

Proceeds from sales of investments in fixed maturities available-for-sale were approximately $105,698,000, $163,336,000 and $135,439,000 in 2013, 2012 and 2011, respectively. Gross gains of approximately $6,086,000, $10,959,000 and $3,150,000 were realized in 2013, 2012 and 2011, respectively. Gross losses of approximately $593,000, $56,000 and $1,509,000 were realized on those sales in 2013, 2012, and 2011, respectively. In addition, the Company realized net gains of approximately $1,988,000, $1,683,000 and $535,000 during 2013, 2012 and 2011, respectively, on investments in fixed maturities that were called or prepaid. During 2013, 2012 and 2011, the Company had certain securities that were other-than-temporarily impaired related to credit risk which created losses of approximately $2,318,000, $2,733,000 and $2,633,000, respectively.

The Company’s common stock consists primarily of Federal Home Loan Bank common stock.

At December 31, 2013 and 2012, the Company maintained a portfolio of investment securities classified as trading with a fair value of approximately $753,563,000 and $826,504,000, respectively. These investments are subject to price volatility associated with any interest-bearing instrument. Net realized gains on trading securities during the years ended December 31, 2013, 2012 and 2011 were approximately $2,662,000, $891,000 and $98,000, respectively, and are included in net investment income. Net unrealized holding gains (losses) on trading securities held at December 31, 2013, 2012 and 2011 were approximately $25,247,000, $100,852,000 and $62,527,000, respectively.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2013 and 2012

Gross unrealized losses on investment securities available for sale and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows (in thousands):

	December 31, 2013
	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
Foreign government	$11,948	(36)	—	—	11,948	(36)
States and territories	61,662	(4,960)	478	(33)	62,140	(4,993)
Special revenue	160,058	(24,113)	20,711	(4,222)	180,769	(28,335)
Corporate securities	394,613	(22,998)	139,995	(13,541)	534,608	(36,539)
Mortgage-backed securities	244,965	(13,573)	62,964	(11,089)	307,929	(24,662)
Total	$873,246	(65,680)	224,148	(28,885)	1,097,394	(94,565)

	December 31, 2012
	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
States and territories	$515	(3)	—	—	515	(3)
Special revenue	34,700	(216)	—	—	34,700	(216)
Corporate securities	124,121	(1,491)	10,795	(2,215)	134,916	(3,706)
Mortgage-backed securities	25,605	(353)	59,971	(13,276)	85,576	(13,629)
Subtotal, debt
securities	184,941	(2,063)	70,766	(15,491)	255,707	(17,554)
Preferred stocks	—	—	170	(130)	170	(130)
Subtotal, equity
securities	—	—	170	(130)	170	(130)
Total	$184,941	(2,063)	70,936	(15,621)	255,877	(17,684)

There are no unrealized losses in U.S. Treasury securities and obligations of U.S. government-sponsored agencies for which the U.S. government is directly obligated at December 31, 2013.

The investments included in special revenue securities are comprised of general obligations of U.S. government sponsored agencies for which the U.S. government is indirectly obligated. The unrealized loss is due to interest rate fluctuations which result in a decline in market values from original purchase price. Because the securities were acquired during a period of low interest rates, unrealized losses may continue and may become more severe in a rising interest rate environment. The Company expects the unrealized losses to reverse as the securities shorten in duration and mature, and because the Company has the ability to hold these investments and does not intend to sell until a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

The investments included in corporate securities are comprised of corporate bonds. The unrealized loss is due to the current market and economic environment, which is affecting corporate credit ratings and changes in sector spreads. The unrealized loss may continue and may become more severe if the economy continues to trend downward or interest rates rise. Because the decline in fair value is attributable to economic changes and a slight decline in credit quality, and because the Company expects all contractual cash flows will be received and has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2013 and 2012

The investments included in mortgage-backed securities are comprised of mortgage-backed obligations of U.S. government-sponsored agencies for which the U.S. government is indirectly obligated, and private label whole loan collateralized mortgage obligations. The unrealized losses on these securities are a result of the current market and economic conditions that are affecting the mortgage-backed sector. The credit quality on some mortgage-backed bonds has declined due to the large number of defaults on residential mortgage loans. Because the decline in fair value is attributable mainly to changes in market and economic conditions and the Company believes all contractual cash flows will be received and has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other-than-temporarily impaired. When the Company believes it will not receive all contractual cash flows, the securities are considered other-than-temporarily impaired.

At December 31, 2013 and 2012, investments with carrying values of approximately $2,899,000 and $2,898,000, respectively, were on deposit with state insurance departments as required by statute.

(4)	Fair Value Measurements

(a)	Fair Value Hierarchy

The following table presents the assets and liabilities that the Company measured at fair value on a recurring basis at December 31, 2013:

	Level 1	Level 2	Level 3	Total
Asset class:
Available-for-sale:
U.S. Treasury bonds	$1,001	—	—	1,001
U.S. agency bonds	—	11,646	—	11,646
Municipal bonds	—	305,565	4,015	309,580
Special revenue	—	288,483	680	289,163
Foreign government	—	36,567	—	36,567
Corporate bonds	—	987,405	246,592	1,233,997
Mortgage-backed	—	782,685	14,585	797,270
Trading:
U.S. Treasury bonds	706	—	—	706
U.S. agency bonds	—	—	—	—
Municipal bonds	—	101,309	—	101,309
Special revenue	—	33,810	—	33,810
Foreign government	—	5,353	—	5,353
Corporate bonds	—	518,369	21,501	539,870
Mortgage-backed	—	66,976	5,539	72,515

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2013 and 2012

	Level 1	Level 2	Level 3	Total
Preferred stock	$627	—	—	627
FHLB common stock	—	27,275	—	27,275
Common stock – other	352	—	—	352
Total	$2,686	3,165,443	292,912	3,461,041
Liabilities:
Derivative in funds
withheld	$—	51,635	—	51,635
Total	$—	51,635	—	51,635

There were no transfers between Levels 1 and 2 during the year.

The following table presents the change for the year ended December 31, 2013 in the assets measured at fair value using unobservable inputs (Level 3):

	Fixed
	maturities
	available-	Trading
	for-sale	securities	Total
Beginning balance	$246,327	37,291	283,618
Purchases	38,457	450	38,907
Sales	(8,429)	(5,561)	(13,990)
Realized gain (loss)	823	(84)	739
Accretion/amortization	(21)	—	(21)
OTTI	(179)	—	(179)
Change in market value	(11,106)	(2,002)	(13,108)
Transfers in and/or out of Level 3	—	(3,054)	(3,054)
Ending balance	$265,872	27,040	292,912

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2013 and 2012

Significant unobservable inputs used in Level 3 fair value measurements for financial assets measured at fair value on a recurring basis at December 31, 2013 are summarized below:

Fair value		Valuation	Unobservable	Range
at December 31, 2013		techniques	input	(average)
Private placements	$205,043	Spread Matrix	Spreads	57 bps to 400 bps
(175bps avg)
			Ave Life	0.04 yrs – 14.10
yrs (6.77yrs
avg)
Structured notes	$87,869	Discounted
		Cash flow	Discount Rate	6.70% to 14.40%
(10.55% Avg)
			Recovery Rate	0% for Banks
& 10% for
others
			Default	AM Best Ratings
			probability	mapped to their
respective idealized
default probability

The following table presents the assets and liabilities that the Company measured at fair value on a recurring basis at December 31, 2012:

	Level 1	Level 2	Level 3	Total
Asset class:
Available-for-sale:
U.S. Treasury bonds	$1,000	—	—	1,000
U.S. agency bonds	—	14,065	—	14,065
Municipal bonds	—	319,395	—	319,395
Special revenue	—	267,640	786	268,426
Foreign government	—	13,385	—	13,385
Corporate bonds	—	930,542	236,340	1,166,882
Mortgage-backed	—	898,058	9,201	907,259
Trading:
U.S. Treasury bonds	771	—	—	771
U.S. agency bonds	—	5,905	—	5,905
Municipal bonds	—	116,904	—	116,904
Special revenue	—	36,767	—	36,767
Corporate bonds	—	543,920	29,828	573,748
Mortgage-backed	—	84,946	7,463	92,409

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2013 and 2012

	Level 1	Level 2	Level 3	Total
Preferred stock	$170	—	—	170
FHLB common stock	—	26,591	—	26,591
Common stock – other	292	—	—	292
Total	$2,233	3,258,118	283,618	3,543,969
Liabilities:
Derivative in funds
withheld	$—	126,184	—	126,184
Total	$—	126,184	—	126,184
There were no transfers between levels during the year.

The following table presents the change for the year ended December 31, 2012 in the assets measured at fair value using unobservable inputs (Level 3):

	Fixed
	maturities
	available-	Trading
	for-sale	securities	Total
Beginning balance	$97,748	36,047	133,795
Purchases	144,016	2,926	146,942
Sales	(1,940)	(2,171)	(4,111)
Realized gain (loss)	17	(46)	(29)
Accretion/amortization	59	(5)	54
OTTI	(612)	—	(612)
Change in market value	7,039	540	7,579
Transfers in and/or out of Level 3	—	—	—
Ending balance	$246,327	37,291	283,618

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2013 and 2012

Significant unobservable inputs used in Level 3 fair value measurements for financial assets measured at fair value on a recurring basis at December 31, 2012 are summarized below:

Fair value		Valuation	Unobservable	Range
at December 31, 2012		techniques	input	(average)
Private placements	$191,549	Spread Matrix	Spreads	63 bps to 465 bps
(188bps avg)
			Ave Life	0.06 yrs–14.80
yrs (7.71yrs
avg)
Structured notes	$92,069	Discounted
		Cash flow	Discount Rate	7.22% to 24%
(18.50% Avg)
			Recovery Rate	0% for Banks
& 10% for
others
			Default	Issuer specific
			probability	provided by
Credit Edge
Model

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2013 and 2012

(b)	Fair Value of Financial Instruments

A summary of the Company’s financial instruments (in thousands) and the fair value estimates, methods, and assumptions is set forth below:

	Estimated market value as of December 31, 2013
	Carrying
	value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$122,939	122,939	—	—	122,939
Short term and other
investments	542	542	—	—	542
Bonds – Available-for-sale	2,679,224	1,001	2,412,351	265,872	2,679,224
Bonds – Trading	753,563	706	725,817	27,040	753,563
Equity – Available-for-sale	28,254	979	27,275	—	28,254
Accrued investment income	37,615	—	37,615	—	37,615
Mortgage loans	336,655	—	—	365,424	365,424
Financial liabilities:
Certain policy liabilities	1,347,522	—	—	1,346,276	1,346,276
Derivative in funds withheld	51,635	—	51,635	—	51,635
Notes payable	537,148	—	568,410	—	568,410
	Estimated market value as of December 31, 2012
	Carrying
	value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$109,485	109,485	—	—	109,485
Short-term and other
investments	10,814	10,814	—	—	10,814
Bonds – Available-for-sale	2,690,412	1,000	2,443,085	246,327	2,690,412
Bonds – Trading	826,504	771	788,442	37,291	826,504
Equity – Available-for-sale	27,053	462	26,591	—	27,053
Accrued investment income	35,949	—	35,949	—	35,949
Mortgage loans	339,296	—	—	380,226	380,226
Financial liabilities:
Certain policy liabilities	1,253,401	—	—	1,250,264	1,250,264
Derivative in funds withheld	126,184	—	126,184	—	126,184
Notes payable	538,136	—	592,272	—	592,272

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2013 and 2012

Cash and Cash Equivalents, Short-Term and Other Investments, and Accrued Investment Income

The carrying amount of these financial instruments approximates fair value because they mature within a relatively short period of time and do not present unanticipated credit concerns.

Policy Loans

Policy loans have average interest yields of approximately 6.73% and 6.97% as of December 31, 2013 and 2012, respectively, and have no specified maturity dates. These loans typically carry an interest rate that is tied to the crediting rate applied to the related policy and contract reserves. Policy loans are an integral part of the life insurance policies that the Company has in force and cannot be valued separately.

Fixed Maturities and Trading Investments

For fixed maturities and marketable equity securities, as well as trading securities, for which market quotations generally are available, the Company primarily uses independent pricing services to assist in determining fair value measurements. When the fair value of certain securities is not readily available, the fair value estimates are based on quoted market prices of similar instruments adjusted for the differences between the quoted instruments and the instruments being valued, or fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with comparable maturities as the investments being valued. The Company’s investments also include certain less liquid or private fixed maturity debt securities and other trading investments. Valuations are estimated based on nonbinding broker prices or valuation models, discounted cash flow models and other similar techniques that use observable or unobservable inputs.

Equity Securities

The fair value of equity securities investments of the Company is based on quotations from independent pricing services, bid prices published in financial newspapers or bid quotations received from securities dealers.

Mortgage Loans

Fair values are estimated for portfolios of loans with similar characteristics. Commercial mortgage loans have average net yield rates of 5.93% and 6.16% for December 31, 2013 and 2012, respectively. The fair value of mortgage loans was calculated by discounting scheduled cash flows to maturity using estimated market discount rates of 4.36% and 3.72% for December 31, 2013 and 2012, respectively. These rates reflect the credit and interest rate risk inherent in the loans. Assumptions regarding credit risk, cash flows, and discount rates are judgmentally determined using available market information and specific borrower information. The fair value of certain residential loans is based on the approximate fair value of the underlying real estate securing the mortgages.

Certain Policy Liabilities

Certain policies sold by the Company are investment-type contracts. These liabilities are segregated into two categories: deposit administration funds and immediate annuities that do not have life contingencies. The fair value of the deposit administration funds is determined using estimated projected future cash flows discounted at the rate that would be required to transfer the liability in an orderly transaction. The fair value of the immediate annuities without life contingencies is estimated as the discounted cash flows of expected future benefits less the discounted cash flows of expected future premiums, using the current pricing assumptions. The carrying amount of all other policy liabilities approximates fair value.

	2013		2012
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value
	(In thousands)
Funds held under deposit
administration contracts	$1,317,036	1,313,551	1,219,807	1,216,424
Annuities	30,486	32,725	33,594	33,840

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2013 and 2012

Derivative in Funds Withheld under Reinsurance Contract

The fair value of the Company’s derivative in funds withheld under reinsurance contract is estimated as the difference between the present value of the return on the underlying investment securities and the present value of the financing leg of the total return swap. The present value is determined using the LIBOR/swap curve.

Notes Payable

The fair value of the Company’s notes payable is estimated by the present value of a stream of future expected cash flows using an appropriate discount rate. Discount factors are based on the LIBOR/swap curve.

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These fair value estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they reflect income taxes on differences between fair value and tax basis of the assets. Because no established exchange exists for a significant portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These fair value estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the fair value estimates.

(5)	Deferred Policy Acquisition Costs

DAC principally represents field sales compensation, direct response costs, underwriting and issue costs, and related expenses. This asset is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. Information relating to the change in DAC is summarized as follows (in thousands):

	Life and	Accident and
	annuity	health	Total
Balance December 31, 2010	$92,746	318,054	410,800
Deferred costs	12,865	62,432	75,297
Amortization	(9,146)	(43,542)	(52,688)
Net increase	3,719	18,890	22,609
Change in DAC due to unrealized
investment gains	(13,658)	—	(13,658)
Balance December 31, 2011	82,807	336,944	419,751
Deferred costs	12,258	62,299	74,557
Amortization	(9,907)	(42,296)	(52,203)
Net increase	2,351	20,003	22,354
Change in DAC due to unrealized
investment gains	(6,940)	—	(6,940)
Balance December 31, 2012	78,218	356,947	435,165
Deferred costs	12,560	68,534	81,094
Amortization	(7,071)	(55,980)	(63,051)
Net increase	5,489	12,554	18,043
Change in DAC due to unrealized
investment gains	17,458	—	17,458
Balance December 31, 2013	$101,165	369,501	470,666

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2013 and 2012

(6)	Reserves for Life and Annuity Future Policy Benefits

Reserves for life and annuity future policy benefits as of December 31 are principally based on the interest assumptions set forth below (in thousands):

			Interest
	2013	2012	assumptions
Life and annuity reserves:
Issued prior to 1970	$2,383	2,552	4.75%
Issued 1970 through 1980	24,647	26,121	6.75% to 5.25%
Issued after 1982 (indeterminate
premium products)	746	750	10.00% to 8.50%
Issued through 1987 (acquired business)	961	989	11.00%
Issued 1981 through 1994 (all other)	35,121	36,750	8.50% to 7.00%
Issued after 1994 (all other)	159,924	152,491	Various
Life contingent annuities	27,302	28,497	Various*
Group term life waiver of premium
disabled lives	9,892	9,898	6.00%
Reserves acquired through assumption
reinsurance agreement (note 12)	755,285	757,539	5.50% to 2.25%
	$1,016,261	1,015,587

*
These reserves are revalued as limited-pay contracts. As a result, the reserve is somewhat greater than the present value of future benefits and expenses at the assumed interest rates, i.e., the actual interest rates required to support the reserves are somewhat lower than the rates assumed.

Assumptions as to mortality are based on the Company’s prior experience. This experience approximates the 1955-60 Select and Ultimate Table (individual life issued prior to 1981), the 1965-70 Select and Ultimate Table (individual life issued in 1981 and after), and the 1960 Basic Group Table (all group issues). Assumptions for withdrawals are based on the Company’s prior experience. All assumptions used are adjusted to provide for possible adverse deviations.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2013 and 2012

(7)	Liability for Benefits Payable

Life and Accident and Health Claim Reserve Activity for the years ended December 31, 2013, 2012, and 2011 was as follows (in thousands):

	2013	2012	2011
Liability, beginning of year, net of
reinsurance	$159,431	137,375	125,390
Incurred related to:
Current year	394,117	389,529	363,974
Prior years	(33,607)	(22,648)	(18,554)
Total incurred	360,510	366,881	345,420
Paid related to:
Current year	212,359	207,703	199,679
Prior years	140,498	137,122	133,756
Total paid	352,857	344,825	333,435
Liability, end of year, net of reinsurance	$167,084	159,431	137,375

Reinsurance recoverables on paid losses were approximately $3,607,000 and $6,240,000 at December 31, 2013 and 2012, respectively.

The provision for benefits pertaining to prior years decreased approximately $33,607,000 in 2013 from the prior year estimate. This decrease overall includes better than expected experience of $31,660,000 for group medical and disability, $5,235,000 for life, and worse than expected experience of $3,288,000 for cancer business. The decrease in group medical and disability, and life is due to conservative estimates in prior year reserves followed by subsequent better than expected claims experience. The increase for cancer is due to a lengthening of the tail in the claim runoff.

The provision for benefits pertaining to prior years decreased approximately $22,648,000 in 2012 from the prior year estimate. This decrease overall includes better than expected experience of $23,421,000 for group medical and disability, $4,119,000 for life, and worse than expected experience of $4,892,000 for cancer business. The decrease in group medical and disability, and life is due to conservative estimates in prior year reserves followed by subsequent better than expected claims experience. The increase for cancer is due to a lengthening of the tail in the claim runoff.

The provision for benefits pertaining to prior years decreased approximately $18,554,000 in 2011 from the prior year estimate. This decrease overall includes better than expected experience of $10,466,000 for group medical and disability, $2,963,000 for life, and $5,125,000 for cancer business. The decrease in group medical and disability, life, and cancer is due to conservative estimates in prior year reserves followed by subsequent better than expected claims experience.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2013 and 2012

The Company discounts cancer reserves and group disability reserves for benefits payable. The discounted amount of these benefits payable, net of reinsurance at December 31, 2013 and 2012, is approximately $78,849,000 and $76,757,000, respectively.

(8)	Notes Payable

Notes payable as of December 31 are summarized as follows (in thousands):

	2013	2012
Lines of credit with Federal Home Loan Bank, maturities
ranging from 2014 to 2023, interest due monthly, rates
ranging from 0.03% to 5.87%, some of which are subject
to conversion to an adjustable rate	$521,500	496,500
4.99% structured note, due in 2013, interest due
quarterly, counterparty is Merrill Lynch	—	25,443
4.32% promissory note due in monthly installments of
approximately $103,000 (including interest) to 2022	15,648	16,193
	$537,148	538,136

AFA has a line of credit with the Federal Home Loan Bank of Topeka in the amount of $521,500,000 and $496,500,000 at December 31, 2013 and 2012, respectively. The line of credit is secured by investment securities pledged as collateral by AFA with a carrying value of approximately $575,600,000 and $514,100,000 at December 31, 2013 and 2012, respectively, which exceeds the collateral required for this line of credit. The pledged securities are held in the Company’s name in a custodial account at United Missouri Bank, N.A. to secure current and future borrowings. To participate in this available credit, AFA has acquired 272,748 shares of Federal Home Loan Bank of Topeka common stock with a total carrying value of approximately $27,274,800 at December 31, 2013.

The Federal Home Loan Bank of Topeka has the option to convert the initial rate of interest to an adjustable rate of interest on many of these lines of credit on the dates listed in the table above. At any time after the Federal Home Loan Bank of Topeka exercises its conversion option, the Company may prepay the advance in full or in part without a fee.

The Company has no unused lines of credit at December 31, 2013.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2013 and 2012

Interest expense for the years ended December 31, 2013, 2012 and 2011 totaled approximately $18,353,000, $19,330,000 and $18,865,000, respectively, and is included in net investment income as an investment expense in the accompanying consolidated statements of income.

Scheduled maturities (excluding interest) of the above indebtedness at December 31, 2013 are as follows (in thousands):

2014	$118,068
2015	50,594
2016	70,620
2017	90,647
2018	97,176
Thereafter	110,043
$537,148

(9)	Income Taxes

Total 2013, 2012 and 2011 income tax expense in the accompanying consolidated statements of income differs from the federal statutory income tax rate of 35% of income before income taxes, principally due to management fees paid to AFC treated as dividends for financial reporting purposes, the dividends received deduction, nondeductible meals and entertainment expenses, and school construction bond credits and interest income.

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31 are presented below (in thousands):

	2013	2012
Deferred tax assets:
Other investments	$1,270	1,347
Life and health reserves	33,375	40,150
Other liabilities and assets	11,741	11,299
Litigation accruals	228	265
Compensation and retirement	8,144	7,269
Real estate and equipment	1,363	1,076
Derivative in funds withheld under reinsurance contract	18,072	44,164
Capital lease	574	—
Total deferred tax assets	74,767	105,570
Deferred tax liabilities:
Fixed maturities	(7,773)	(105,676)
Equity securities	(3,055)	(2,553)
Deferred policy acquisition costs	(119,987)	(110,762)
Due and deferred premiums	(28,045)	(27,055)
Total deferred tax liabilities	(158,860)	(246,046)
Net deferred tax liability	$(84,093)	(140,476)

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2013 and 2012

At December 31, 2013 and 2012, the Company has no capital loss carryforward since its capital losses carrying forward from 2011 were fully utilized during 2012.

Management periodically reviews whether a valuation allowance is needed on its total deferred tax assets reported on the consolidated balance sheet based on factors such as past history and trends, projected taxable income, and expiration dates of capital loss carryforwards. Management believes that in 2013 and 2012 it is more likely than not that the results of operations will generate sufficient taxable income to realize its deferred tax assets on the consolidated balance sheet.

The Company and its subsidiaries are included in AFC’s consolidated federal income tax return. Income taxes are reflected in the accompanying consolidated financial statements as if the Company and its subsidiaries were separate tax-paying entities. As of December 31, 2013 and 2012, other accounts payable includes current income taxes payable of approximately $5,362,000 and $2,154,000, respectively.

The Company has no liability for unrecognized income tax benefits or accrued interest related to unrecognized income tax benefits as of December 31, 2013 and 2012. As of December 31, 2013 and 2012, there were no penalties recorded on unrecognized income tax benefits. The Company has no unrecognized income tax benefits as of December 31, 2013 and 2012, which would affect the effective tax rate, if recognized.

The Company files income tax returns in the U.S. federal jurisdiction and various states. The Company is no longer subject to U.S. federal income tax examinations for years prior to 2010 and state and local income tax examinations for years prior to 2009. The Company is not currently under examination by any taxing authority.

(10)	Other Comprehensive Income (Loss)

The changes in the components of other comprehensive income (loss) are reported net of income taxes for the years indicated, as follows (in thousands):

	Year ended December 31, 2013
	Pretax	Tax	Net
	amount	effect	amount
Unrealized holding gains (losses) on
available-for-sale investments:
Unrealized holding gains (losses), net,
arising during the period	$(197,543)	69,140	(128,403)
Less realized investment gains, net,
excluding impairment losses	(7,484)	2,619	(4,865)
Plus other-than-temporary
impairment losses recognized in
earnings	2,318	(811)	1,507
Plus effect on DAC	17,458	(6,110)	11,348
Other comprehensive loss	$(185,251)	64,838	(120,413)

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2013 and 2012

	Year ended December 31, 2012
	Pretax	Tax	Net
	amount	effect	amount
Unrealized holding gains on available-for-
sale investments:
Unrealized holding gains, net,
arising during the period	$81,622	(28,567)	53,055
Less realized investment gains, net,
excluding impairment losses	(12,586)	4,405	(8,181)
Plus other-than-temporary
impairment losses recognized in
earnings	2,733	(957)	1,776
Plus effect on DAC	(6,940)	2,429	(4,511)
Other comprehensive income	$64,829	(22,690)	42,139

	Year ended December 31, 2011
	Pretax	Tax	Net
	amount	effect	amount
Unrealized holding gains on available-for-
sale investments:
Unrealized holding gains, net,
arising during the period	$114,678	(40,135)	74,543
Less realized investment gains, net,
excluding impairment losses	(2,176)	761	(1,415)
Plus other-than-temporary
impairment losses recognized in
earnings	2,633	(922)	1,711
Plus effect on DAC	(13,658)	4,779	(8,879)
Other comprehensive income	$101,477	(35,517)	65,960

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2013 and 2012

At December 31, 2013, 2012 and 2011, the component of accumulated other comprehensive income (loss) is as follows (in thousands):

	2013	2012	2011
Unrealized holding income (loss), net of
deferred tax (expense) benefit
of $(2,686), $(67,524) and $(44,834) in
2013, 2012 and 2011 respectively,
including the effect on DAC of
$2,041, $13,389 and $8,879, net of deferred tax
benefit of $1,099, $7,209 and $4,779 in 2013,
2012, and 2011 respectively.	$4,991	125,404	83,265
	$4,991	125,404	83,265

(11)	Reinsurance

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that all reinsurers presently used are financially sound and will be able to meet their contractual obligations; therefore, no significant allowance for uncollectible amounts has been included in the consolidated financial statements. At December 31, 2013 and 2012, reinsurance receivables with a carrying value of approximately $193,630,000 and $171,767,000, were associated with three reinsurers, respectively. In addition, reinsurance receivables of approximately $741,295,000 and $733,046,000 in 2013 and 2012, respectively, were associated with one reinsurer (note 12).

Reinsurance agreements in effect for life insurance policies vary according to the age of the insured and the type of risk. Retention amounts for life insurance range from $250,000 on domestic individual life coverages to $500,000 on group life and Latin American individual life coverages, with slightly lower limits on accidental death benefits. At December 31, 2013 and 2012, the face amounts of life insurance in force that are reinsured amounted to approximately $9,781,000,000 (approximately 41.8% of total life insurance in force) and $10,195,000,000 (approximately 44.8% of total life insurance in force), respectively.

Reinsurance agreements in effect for accident and health insurance policies vary with the type of coverage.

The effects of reinsurance agreements on earned and written premiums, prior to deductions for benefits and commission allowances, were approximately $181,212,000, $170,486,000 and $165,818,000 for life and accident and health reinsurance ceded, and $55,905,000, $49,601,000 and $53,891,000 for life and accident and health reinsurance assumed for the years ended December 31, 2013, 2012 and 2011, respectively.

Reinsurance agreements reduced incurred benefits for life and accident and health policies by approximately $203,227,000, $210,054,000 and $195,595,000 for the years ended December 31, 2013, 2012 and 2011, respectively.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2013 and 2012

(12)	Acquired Business – Mid-Continent Life Insurance Company

Effective December 31, 2000, the Company entered into an assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, in his capacity as receiver of Mid-Continent Life Insurance Company (MCL) of Oklahoma City, Oklahoma. Under this agreement, the Company assumed MCL’s policies in force, with the exception of a small block of annuity policies that was assumed effective January 1, 2001. In a concurrent reinsurance agreement, the Company ceded 100% of the MCL policies assumed to Hannover Life Reassurance Company of America. In 2002, this agreement was then transferred to Hannover Life Reassurance Company of Ireland (HLR). The agreement with HLR is a funds withheld arrangement, with the Company ceding net policy assets and liabilities of approximately $729,383,000 and $724,579,000 to HLR and maintaining a funds withheld liability at December 31, 2013 and 2012, respectively.

Under the terms of the agreement with the receiver, the Company has guaranteed that the amount of premiums charged under the assumed “Extra-Life” contracts will not increase during the 17-year period beginning December 31, 2000. The Company had also guaranteed that the current dividend scale on the assumed “Extra-Life” contracts shall not be reduced or eliminated during the five-year period beginning December 31, 2000. Beginning January 1, 2006, the dividends on the assumed “Extra-Life” contracts are no longer guaranteed pursuant to the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma. Certain funds were being held by the receiver for the purpose of paying the reasonable costs of MCL’s operations after December 31, 2000 and winding up the receivership proceedings. The majority of these funds were remitted to the Company in 2003, and the remainder was received in 2007.

As required by the terms of the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, the Company and HLR agreed that a Supplemental Policyholder Reserve (SPR) would be established. The initial SPR is equal to the net of the assets and liabilities received from MCL under the assumption agreement, less amounts ceded to other reinsurance carriers. The SPR is 100% ceded to HLR.

The purpose of the SPR is to provide additional protection to the MCL policyholders against premium increases and to ensure that profits are recognized over the lives of the underlying policies, rather than being recognized up front. The method for calculation of initial SPR was specified precisely in the agreement with the receiver. The method for calculating the SPR for periods beyond the purchase date was developed by the Company, as this reserve is not otherwise required statutorily or under existing actuarial valuation guidance. The SPR is divided into two parts: (a) an additional reserve for future benefits, which is an estimate of the amount needed, in addition to the policy reserves and liability for future dividends, to fund benefits assuming there are no future premium rate increases, and (b) an additional reserve for future estimated profit, which represents the profit the Company expects to earn on this business over the lives of the underlying policies. The SPR is reprojected each year to recognize current and future profits as a level percentage of future projected required capital amounts each year, resulting in a level return on investment. Any remaining SPR will not automatically be released after the premium guarantee period of 17 years, because the SPR is to be held until there is an actuarial certainty that premium rate increases will not be needed. The calculation of the SPR is subject to significant volatility, as it is highly dependent upon assumptions regarding mortality, lapse experience, and investment return. Small shifts in any of these underlying assumptions could have a material impact on the value of the SPR. The SPR was approximately $371,825,000 and $365,367,000 for 2013 and 2012, respectively.

Under the terms of the agreement with HLR, HLR has agreed to share future profits on a 50/50 basis with the Company through an experience refund account. The experience refund account is calculated as premium income plus investment income less reserve increases (including the SPR), benefits paid, and administrative expense allowances paid to the Company and is settled on a quarterly basis. Losses are not shared on a 50/50 basis, except to the extent that a net loss in the experience account at the end of a quarter carries forward to future quarters. DAC taxes are excluded from the experience refund and loss carryforward calculations and are settled quarterly. There was no experience refund earned by the Company in 2013 and 2012. Due to the nature of a funds withheld reinsurance arrangement, the components of the experience refund calculation are reported as separate components in the accompanying consolidated statements of income. Premium income, reserve increases, and benefits paid related to this block are reported as reductions of premium income, changes in reserves, and benefits for reinsurance ceded, as required by the terms of the agreement. Investment income on the funds withheld is included in AFA’s investment income, and administrative expense allowances paid to AFA are reported as a reduction of AFA’s expense. The impact of ceding investment income on funds withheld is reported as a reduction of net investment income in the accompanying consolidated statements of income.

(13)	Employee Benefit Plans

The Company participates in a pension plan (the Plan), sponsored by AFC, covering all employees who have satisfied longevity and age requirements. The Company’s funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date, but also for those expected to be earned in the future. The Company contributed approximately $7,398,000, $9,780,000 and $6,608,000 to the Plan during the years ended December 31, 2013, 2012 and 2011, respectively.

The Company participates in a defined-contribution thrift and profit sharing plan as provided under Section 401(a) of the Internal Revenue Code (the Code), which includes the tax deferral feature for employee contributions provided by Section 401(k) of the Code. The Company contributed approximately $2,837,000, $2,735,000 and $2,699,000 to this plan during the years ended December 31, 2013, 2012 and 2011, respectively.

(14)	Commitments and Contingencies

Rent expense for office space and equipment for the years ended December 31, 2013, 2012 and 2011 was approximately $21,893,000, $17,432,000 and $15,439,000, respectively. A portion of rent expense relates to leases that expire or are cancelable within one year. The aggregate minimum annual rental commitments as of December 31, 2013 under noncancelable long-term leases are as follows (in thousands):

2014	$9,642
2015	10,158
2016	9,538
2017	9,480
2018	8,765
Thereafter	13,272

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2013 and 2012

The Company has outstanding mortgage loan commitments of approximately $13,640,000 and $15,114,000 at December 31, 2013 and 2012, respectively.

The Company is subject to state guaranty association assessments in all states in which it is licensed to do business. These associations generally guarantee certain levels of benefits payable to resident policyholders of insolvent insurance companies. Many states allow premium tax credits for all or a portion of such assessments, thereby allowing potential recovery of these payments over a period of years. However, several states do not allow such credits. The Company estimates its liabilities for guaranty association assessments by using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company monitors and revises its estimates for assessments as additional information becomes available which could result in changes to the estimated liabilities. As of December 31, 2013 and 2012, liabilities for guaranty association assessments totaled approximately $5,045,000 and $5,200,000, respectively. Other operating expenses related to state guaranty association assessments were minimal for the years ended December 31, 2013, 2012 and 2011.

During 2010, the Company was in the process of arbitration to recover amounts related to a contract with another insurance carrier. Although arbitration was ongoing, the potential settlement was neither certain nor quantified at the time the 2010 consolidated financial statements were issued, and as such did not warrant disclosure as a gain contingency. In April of 2011, the arbitration panel rendered a final award, and the Company received the cash award of approximately $8.0 million ($5.2 million after tax) from the carrier in May 2011. The impact of the award has been recorded as an offset to General Expenses. The impact of the transaction is an increase of $5.2 million to stockholder’s equity and net income for 2011.

American Fidelity Assurance Company entered into a 25-year agreement with 9000 Broadway LLC, a related party, on December 31, 2013. This lease is being recorded and accounted for as a capital lease. The capital lease asset of $60,519,000 and $63,040,000 as of December 31, 2013 and 2012, respectively, and the corresponding capital lease obligation of $62,157,000 and $63,040,000 as of December 31, 2013 and 2012, respectively, are included on the consolidated balance sheet. The capital lease asset is being depreciated over the shorter of the useful life of the asset or the lease term 25 years. The capital lease obligation will be repaid monthly over the 25-year term.

In the normal course of business, there are various legal actions and proceedings pending against the Company and its subsidiaries. The Company expects that the ultimate liability, if any, with respect to other lawsuits, after consideration of the reserves maintained, will not be material to the Company’s financial position.

(15)	Related-Party Transactions

The Company and its subsidiaries lease automobiles, furniture, and equipment from a partnership that owns a controlling interest in AFC. These operating leases are cancelable upon one month’s notice. During the years ended December 31, 2013, 2012, and 2011, rentals paid under these leases were approximately $7,388,000, $7,066,000 and $6,087,000, respectively.

During the years ended December 31, 2013, 2012 and 2011, the Company paid investment advisory fees to a partnership that owns a controlling interest in AFC totaling approximately $8,963,000, $8,375,000 and $9,081,000, respectively.

During the years ended December 31, 2013, 2012 and 2011, the Company paid management fees to AFC totaling approximately $6,322,000, $5,792,000 and $5,786,000, respectively.

The Company leases office space from a subsidiary of AFC. The rent payments associated with the lease were approximately $11,143,000, $6,655,000 and $6,503,000 in 2013, 2012 and 2011, respectively.

During 2013, 2012 and 2011, the Company paid cash dividends to AFC of approximately $40,000,000, $40,003,000 and $40,100,000, respectively.

During 2013, 2012, and 2011, the Company entered into three-year software lease agreements with AFC. Lease expense related to the agreements was approximately $4,411,000, $3,383,000 and $3,271,000 for the years ended December 31, 2013, 2012 and 2011, respectively, and is included in selling costs and other operating, administrative, and general expenses.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2013 and 2012

(16)	Subsequent Events

The Company has evaluated events through April 18, 2014, the date the consolidated financial statements were issued.

(17)	Segment Information

The Company’s reportable segments are its strategic business units. AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations. AFES specializes in voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease and accident only policies, which are marketed to public school employees. The Strategic Alliances Division focuses on marketing to a broad range of employers through independent broker agencies and agents interested in getting into or enhancing their payroll deduction capability. The Life Division markets individual life products through the internet and through independent brokers. All segments consist of business primarily sold throughout the United States of America. The American Public Life OKC Division (APL – OKC) was formed in 2009 to focus on the brokerage business that was previously a part of AWD. This effort is being managed in conjunction with the American Public Life (APL) brokerage business.

Assets and related investment income are allocated based upon related insurance reserves that are backed by such assets. Other operating expenses are allocated in relation to the mix of related revenues.

The following summary represents revenues and pretax income from continuing operations and identifiable assets for the Company’s reportable segments as of and for the years ended December 31, 2013, 2012, and 2011 (in thousands):

	Year ended December 31
	2013	2012	2011
Revenue:
American Fidelity Education Services
Division	$607,397	590,748	554,007
Association Worksite Division	126,423	118,857	113,075
American Public Life OKC Division	19,783	24,089	27,331
Strategic Alliances Division	101,577	94,255	89,518
Life Division	(56,106)	57,712	77,284
Noninsurance operations	1,740	1,671	1,865
Total consolidated revenue	$800,814	887,332	863,080
Premiums and annuity and universal
life considerations:
American Fidelity Education Services
Division	$490,006	467,853	441,870
Association Worksite Division	112,170	104,658	98,977
American Public Life OKC Division	21,634	24,835	25,459
Strategic Alliances Division	104,436	96,950	92,280
Life Division	6,952	7,138	7,451
Noninsurance operations	—	—	—
Total consolidated premiums
and annuity and universal
life considerations	$735,198	701,434	666,037

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2013 and 2012

	Year ended December 31
	2013	2012	2011
Net investment income and net
realized investment gains:
American Fidelity Education Services
Division	$107,228	105,951	99,788
Association Worksite Division	8,733	9,524	9,032
American Public Life OKC Division	1,061	1,285	1,213
Strategic Alliances Division	3,116	4,560	3,685
Life Division	(67,058)	44,991	63,436
Noninsurance operations	—	—	—
Total consolidated net
investment income	$53,080	166,311	177,154
Amortization of deferred policy
acquisition costs:
American Fidelity Education Services
Division	$54,827	45,158	45,549
Association Worksite Division	5,796	4,858	4,616
American Public Life OKC Division	1,057	1,074	1,192
Strategic Alliances Division	—	—	—
Life Division	1,371	1,113	1,331
Noninsurance operations	—	—	—
Total consolidated
amortization of deferred
policy acquisition costs	$63,051	52,203	52,688
Pretax earnings (loss):
American Fidelity Education Services
Division	$117,135	82,645	89,969
Association Worksite Division	21,259	9,776	13,973
American Public Life OKC Division	(3,835)	(2,707)	3,366
Strategic Alliances Division	13,454	12,442	14,163
Life Division	10,215	285	(1,256)
Noninsurance operations	(343)	(36)	261
Total consolidated pretax
earnings	$157,885	102,405	120,476

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Notes to Consolidated Financial Statements

December 31, 2013 and 2012

	December 31
	2013	2012
Total assets:
American Fidelity Education Services Division	$3,865,391	3,731,966
Association Worksite Division	337,205	338,250
American Public Life OKC Division	40,790	43,573
Strategic Alliances Division	226,265	236,646
Life Division	1,797,190	1,811,034
Noninsurance operations	120	186
Total consolidated assets	$6,266,961	6,161,655

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Schedule III – Supplementary Insurance Information

Years ended December 31, 2013 and 2012

	2013	2012
Deferred policy acquisition costs:
American Fidelity Education Services Division	$409,278	376,430
Association Worksite Division	43,263	40,498
American Public Life OKC Division	7,888	8,957
Strategic Alliances Division	—	—
Life Division	10,237	9,280
Noninsurance operations	—	—
	$470,666	435,165
Reserves for future policy benefits:
American Fidelity Education Services Division	$720,225	593,840
Association Worksite Division	141,665	140,709
American Public Life OKC Division	16,395	17,357
Strategic Alliances Division	106,572	118,753
Life Division	740,966	820,588
Noninsurance operations	—	—
	$1,725,823	1,691,247
Unearned premiums:
American Fidelity Education Services Division	$5,891	5,091
Association Worksite Division	65	91
American Public Life OKC Division	13	24
Strategic Alliances Division	—	—
Life Division	—	—
Noninsurance operations	—	—
	$5,969	5,206
Benefits payable:
American Fidelity Education Services Division	$133,549	128,379
Association Worksite Division	24,050	23,028
American Public Life OKC Division	4,933	5,152
Strategic Alliances Division	6,281	7,124
Life Division	1,878	1,988
Noninsurance operations	—	—
	$170,691	165,671

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Schedule III – Supplementary Insurance Information

Years ended December 31, 2013 and 2012

	2013	2012	2011
Premium revenue and annuity and
universal life considerations:
American Fidelity Education Services
Division	$490,006	467,853	441,870
Association Worksite Division	112,170	104,658	98,977
American Public Life OKC Division	21,634	24,835	25,459
Strategic Alliances Division	104,436	96,950	92,280
Life Division	6,952	7,138	7,451
Noninsurance operations	—	—	—
	$735,198	701,434	666,037
Net investment income:
American Fidelity Education Services
Division	$107,228	105,951	99,788
Association Worksite Division	8,733	9,524	9,032
American Public Life OKC Division	1,061	1,285	1,213
Strategic Alliances Division	3,116	4,560	3,685
Life Division	(67,058)	44,991	63,436
Noninsurance operations	—	—	—
	$53,080	166,311	177,154
Benefits, claims, losses, and
settlement expenses:
American Fidelity Education Services
Division	$317,962	349,217	322,277
Association Worksite Division	44,989	53,901	44,678
American Public Life OKC Division	9,676	11,808	10,597
Strategic Alliances Division	52,616	60,792	66,641
Life Division	(64,429)	54,390	74,050
Noninsurance operations	—	—	—
	$360,814	530,108	518,243
Amortization of deferred policy
acquisition costs:
American Fidelity Education Services
Division	$54,827	45,158	45,549
Association Worksite Division	5,796	4,858	4,616
American Public Life OKC Division	1,057	1,074	1,192
Strategic Alliances Division	—	—	—
Life Division	1,371	1,113	1,331
Noninsurance operations	—	—	—
	$63,051	52,203	52,688

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

AND SUBSIDIARIES

Schedule III – Supplementary Insurance Information

Years ended December 31, 2013 and 2012

	2013	2012	2011
Other operating expenses:
American Fidelity Education Services
Division	$99,804	89,681	78,317
Association Worksite Division	23,893	22,840	21,426
American Public Life OKC Division	5,466	5,322	4,961
Strategic Alliances Division	4,041	4,073	(2,850)
Life Division	3,795	4,200	3,694
Noninsurance operations	1,831	1,551	1,474
	$138,830	127,667	107,022

See accompanying report of independent registered public accounting firm.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Schedule IV – Reinsurance
Years ended December 31, 2013, 2012 and 2011
(In thousands)
					Percentage
		Ceded	Assumed		of amount
	Gross	to other	from other	Net	assumed
	amount	companies	companies	amount	to net
Year ended December 31, 2013:
Life insurance in force	$23,391,025	9,780,628	29,771	13,640,168	0.22%
Premiums:
Life insurance	$140,361	65,220	47	75,188	0.06%
Accident and health insurance	720,144	115,992	55,858	660,010	8.46
Total premiums	$860,505	181,212	55,905	735,198	7.60%
Year ended December 31, 2012:
Life insurance in force	$22,740,398	10,195,420	30,457	12,575,435	0.24%
Premiums:
Life insurance	$125,644	57,606	49	68,087	0.07%
Accident and health insurance	696,675	112,880	49,552	633,347	7.82
Total premiums	$822,319	170,486	49,601	701,434	7.07%
Year ended December 31, 2011:
Life insurance in force	$21,837,215	10,627,176	66,105	11,276,144	0.59%
Premiums:
Life insurance	$122,511	60,030	104	62,585	0.17%
Accident and health insurance	655,453	105,788	53,787	603,452	8.91
Total premiums	$777,964	165,818	53,891	666,037	8.09%
See accompanying report of independent registered public accounting firm.

PART C

OTHER INFORMATION

ITEM 24 - FINANCIAL STATEMENTS AND EXHIBITS

(a)           FINANCIAL STATEMENTS

The following financial statements are included in Part B hereof:

American Fidelity Separate Account B

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2013
Statements of Operations for the Year Ended December 31, 2013
Statements of Changes in Net Assets for the Years Ended December 31, 2013 and 2012
Financial Highlights
Notes to Financial Statements

American Fidelity Assurance Company

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2013 and 2012
Consolidated Statements of Income for the Years Ended December 31, 2013, 2012 and 2011
Consolidated Statements of Stockholder’s Equity for the Years Ended December 31, 2013, 2012 and 2011
Consolidated Statements of Cash Flows for the Years Ended December 31, 2013, 2012 and 2011
Notes to Consolidated Financial Statements
Schedule III – Supplementary Insurance Information
Schedule IV – Reinsurance

(b)           EXHIBITS

1
Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account B.   Incorporated by reference to Exhibit 99.B1 to Registrant’s registration statement on Form N-4 filed on April 23, 1997.

3
Amended and Restated Principal Underwriter’s Agreement dated July 10, 2006 between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc.  Incorporated by reference to Exhibit 3 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007.

3.1
Second Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc., dated April 20, 2012.  Incorporated by reference to Exhibit 3.1 to Post-Effective Amendment No. 20 to Registrant’s registration statement on Form N-4 filed on April 30, 2012.

4.1	Flexible Premium Variable and Fixed Deferred Annuity. Incorporated by reference to Exhibit 99.B4(i) to Registrant’s registration statement on Form N-4 filed on April 23, 1997.

4.2	Loan Rider. Incorporated by reference to Exhibit 99.B4(ii) to Registrant’s registration statement on Form N-4 filed on April 23, 1997.

4.3	403(b) Annuity Rider. Incorporated by reference to Exhibit 99B.4(iii) to Registrant’s registration statement on Form N-4 filed on April 23, 1997.

4.4	Individual Retirement Annuity Rider. Incorporated by reference to Exhibit 99.B4(iv) to Registrant’s registration statement on Form N-4 filed on April 23, 1997.

4.5
Flexible Premium Variable and Fixed Deferred Annuity (variable guaranteed minimum interest rate).  Incorporated by reference to Exhibit 4.6 to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-4 filed on April 26, 2004.

4.6	403(b) Plan Loan Rider. Incorporated by reference to Exhibit 4.7 to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-4 filed on April 26, 2004.

4.7	403(b) Annuity Rider. Incorporated by reference to Exhibit 4.8 to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-4 filed on April 26, 2004.

5	Application Form. Incorporated herein by reference to Exhibit 99.B5 to Registrant’s registration statement on Form N-4 filed on April 23, 1997.

6.1
Articles of Incorporation of American Fidelity Assurance Company.   Incorporated by reference to Exhibit 99.B6(i) to Pre-Effective Amendment No. 1 to Registrant’s registration statement on Form N-4 filed on October 10, 1997.

6.2
Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997.  Incorporated by reference to Exhibit 99.B6(ii) to Post-Effective Amendment No. 1 to Registrant’s registration statement on Form N-4 filed on April 24, 1998.

8.1
Shareholder Services Agreement dated January 16, 2001 between American Fidelity Assurance Company and American Century Investment Services, Inc.  Incorporated by reference to Exhibit 8.6 to Post-Effective Amendment No. 5 to Registrant’s registration statement on Form N-4 filed on April 30, 2001.

8.1.1
Amendment No. 1 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Services, Inc. dated April 6, 2001.  Incorporated by reference to Exhibit 8.7 to Post-Effective Amendment No. 5 to Registrant’s registration statement on Form N-4 filed on April 30, 2001.

8.1.2
Amendment No. 2 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated June 27, 2002.  Incorporated by reference to Exhibit 8.11 to Post-Effective Amendment No. 7 to Registrant’s registration statement on Form N-4 filed April 7, 2003.

8.1.3
Amendment No. 3 to the Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated March 22, 2005.  Incorporated by reference to Exhibit 8.22 to Post-Effective Amendment No. 11 to Registrant’s registration statement on Form N-4 filed April 27, 2005.

8.1.4
Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between American Century Investment Services, Inc. and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.1.4 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007.

8.2
Second Amended and Restated Fund Participation Agreement dated April 26, 2010, between American Fidelity Assurance Company, BlackRock Investments, LLC and BlackRock Variable Series Funds, Inc.  Incorporated by reference to Exhibit 8.2 to Registrant’s Registration Statement on Post-Effective Amendment No. 17 to Form N-4 filed on April 29, 2010.

8.2.1
Administrative Services Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P.  Incorporated by reference to Exhibit 8.17 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed March 31, 2005.

8.2.2
Amendment to the Administrative Services Agreement between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P. dated February 28, 2005.  Incorporated by reference to Exhibit 8.25 to Post-Effective Amendment No. 11 to Registrant’s registration statement on Form N-4 filed April 27, 2005.

8.2.3
Second Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC effective May 1, 2007.  Incorporated by reference to Exhibit 8.2.6 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007.

8.2.4
Third Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC dated as of February 1, 2011.  Incorporated by reference to Exhibit 8.2.7 to Post-Effective Amendment No. 18 to Registrant’s registration statement on Form N-4 filed on April 29, 2011.

8.2.5
Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between BlackRock Distributors, Inc. and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.2.7 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007.

8.3
Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment thereto effective January 1, 1999.  Incorporated by reference to Exhibit 8.2 to Post-Effective Amendment No. 2 to Registrant’s registration statement on Form N-4 on April 30, 1999.

8.3.1
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), dated March 1, 2001.  Incorporated by reference to Exhibit 8.3 to Post-Effective Amendment No. 5 to Registrant’s registration statement on Form N-4 filed on April 30, 2001.

8.3.2
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002.  Incorporated by reference to Exhibit 8.5 to Post-Effective Amendment No. 7 to Registrant’s registration statement on Form N-4 filed April 7, 2003.

8.3.3
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a “The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)”) dated November 1, 2010.  Incorporated by reference to Exhibit 8.3.3 to Post-Effective Amendment No. 18 to Registrant’s registration statement on Form N-4 filed on April 29, 2011.

8.3.4
Amendment No. 5 to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a “The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)”) dated April 15, 2011.  Incorporated by reference to Exhibit 8.3.9 to Post-Effective Amendment No. 18 to Registrant’s registration statement on Form N-4 filed on April 29, 2011.

8.3.5
Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation.  Incorporated by reference to Exhibit 8.18 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed March 31, 2005.

8.3.6
Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999.  Incorporated by reference to Exhibit 8.19 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed March 31, 2005.

8.3.7
Amendment No. 2 to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated March 15, 2005.  Incorporated by reference to Exhibit 8.23 to Post-Effective Amendment No. 11 to Registrant’s registration statement on Form N-4 filed April 27, 2005.

8.3.8
Amendment to Agreement by and between The Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated November 1, 2010.  Incorporated by reference to Exhibit 8.3.7 to Post-Effective Amendment No. 18 to Registrant’s registration statement on Form N-4 filed on April 29, 2011.

8.3.9
2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.3.6 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007.

8.4
Fund Participation Agreement and December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.4 to Post-Effective Amendment No. 5 to Registrant’s registration statement on Form N-4 filed on April 30, 2001.

8.4.1
First Amendment to Fund Participation Agreement, amending Fund Participation Agreement dated December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.5 to Post-Effective Amendment No. 5 to Registrant’s registration statement on Form N-4 filed on April 30, 2001.

8.4.2
Second Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company dated July 16, 2002, amending Fund Participation Agreement dated December 22, 1998.  Incorporated by reference to Exhibit 8.8 to Post-Effective Amendment No. 7 to Registrant’s registration statement on Form N-4 filed April 7, 2003.

8.4.3
Shareholder Information Agreement (22c-2 Agreement) dated April 9, 2007 by and between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.4.3 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007.

8.5
Participation Agreement among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005.  Incorporated by reference to Exhibit 8.22 to Post-Effective Amendment No. 11 to Registrant’s registration statement on Form N-4 filed April 27, 2005.

8.5.1
Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.5.1 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007.

8.5.2
Second Amendment to Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated April 13, 2010.  Incorporated by reference to Exhibit 8.5.2 to Post-Effective Amendment No. 17 to Registrant’s registration statement on Form N-4 filed on April 29, 2010.

8.6
Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated May 4, 2011.  Incorporated by reference to Exhibit 8.6 to Post-Effective Amendment No. 20 to Registrant’s registration statement on Form N-4 filed on April 30, 2012.

9*	Opinion and Consent of Counsel.

10*	Consent of Independent Registered Public Accounting Firm.

99*	Relationship chart.

____________________
*	Filed herewith.

ITEM 25.                      DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the executive officers and directors of American Fidelity Assurance Company:

Name and Principal Business Address	Positions and Offices with Depositor
Gregory S. Allen 1515 London Road Charlottesville, Virginia 22901	Director
John M. Bendheim, Jr. 361 Canon Drive Beverly Hills, California 90210	Director
Robert D. Brearton 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Executive Vice President, Chief Financial Officer, Treasurer
Lynda L. Cameron 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Director
William M. Cameron 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Chairman of the Board, Chief Executive Officer, Director
David R. Carpenter 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	President, Chief Operations Officer
William E. Durrett 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Senior Chairman of the Board, Director
Charles R. Eitel 2513 Spice Bush Lane Naples, Florida 34105	Director
Theodore M. Elam 10th Floor, Two Leadership Square 211 North Robinson Oklahoma City, Oklahoma 73102	Director
Christopher T. Kenney 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Vice President, General Counsel, Secretary
Alfred L. Litchenburg 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106	Executive Vice President
Paula Marshall 2727 East 11th Street Tulsa, Oklahoma 74104	Director
Tom J. McDaniel 2000 N. Classen Boulevard Oklahoma City, OK 73106	Director
Stephen M. Prescott, M.D. 825 N.E. 13th St. Oklahoma City, OK 73104	Director
Gary E. Tredway 2000 N. Classen Boulevard Oklahoma City, OK 73106	Executive Vice President

ITEM 26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A relationship included as Exhibit 99.  The subsidiaries of American Fidelity Assurance Company reflected in the chart are included in the consolidated financial statements of American Fidelity Assurance Company in accordance with generally accepted accounting principles.

ITEM 27.                      NUMBER OF CONTRACT OWNERS

     As of March 31, 2014, there were 119 owners of non-qualified contracts offered by Separate Account B and 26,787 owners of qualified contracts offered by Separate Account B.

ITEM 28.                      INDEMNIFICATION

The Bylaws of American Fidelity Assurance Company (Article VIII, Section 3) provide, in part, that:

(a)           American Fidelity Assurance Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of American Fidelity Assurance Company) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys' fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was not unlawful.

(b)           American Fidelity Assurance Company shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of American Fidelity Assurance Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of American Fidelity Assurance Company, or is or was serving at the request of American Fidelity Assurance Company as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to American Fidelity Assurance Company, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.

(c)           To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with such defense.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.                      PRINCIPAL UNDERWRITERS

(a)           American Fidelity Securities, Inc. is the principal underwriter for the Registrant, American Fidelity Separate Account A, American Fidelity Separate Account C and American Fidelity Dual Strategy Fund, Inc. ®

(b)           The following persons are the officers and directors of American Fidelity Securities, Inc.  The principal business address for each of the following officers and directors is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Name and Principal Business Address	Positions and Offices with Underwriter
David R. Carpenter	Director, Chairman and Chief Executive Officer; Investment Company and Variable Contract Products Principal
Cherie L. Horsfall	Assistant Vice President and Operations Officer; Investment Company and Variable Contract Products Principal
Christopher T. Kenney	Director, President, Chief Operating Officer and Secretary; Investment Company and Variable Contract Products Principal
David M. Robinson	Assistant Vice President and Chief Compliance Officer; Investment Company and Variable Contract Products Principal
Shirley K. Williams	Assistant Vice President, Chief Financial Officer and Treasurer; and Financial and Operations Principal

(c)           The commissions received by American Fidelity Securities, Inc. in connection with Separate Account B in 2013 were $776,230, representing the 0.10% Distribution Fee, withdrawal charges and policy maintenance charge to the Registrant.  It received no other compensation from or on behalf of the Registrant during the year.

ITEM 30.                      LOCATION OF ACCOUNTS AND RECORDS

David R. Carpenter, President and Chief Operations Officer of American Fidelity Assurance Company, whose address is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.                      MANAGEMENT SERVICES

Not Applicable.

ITEM 32.                      UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

REPRESENTATIONS

American Fidelity Assurance Company hereby represents that the fees and charges deducted under the policies described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Fidelity Assurance Company.

American Fidelity Assurance Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) of the Securities Act and has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on April 8, 2014.

AMERICAN FIDELITY SEPARATE ACCOUNT B (Registrant) By: American Fidelity Assurance Company (Depositor)
By:	/S/ David R. Carpenter___________________________
David R. Carpenter, President

AMERICAN FIDELITY ASSURANCE COMPANY (Depositor)
By:	/S/ David R. Carpenter__________________________
David R. Carpenter, President

Each of the undersigned hereby appoints David R. Carpenter and Robert D. Brearton, individually, as his/her true and lawful attorney-in-fact with full power to sign for him/her, in his/her name as officer or director, or both, of American Fidelity Assurance Company, a post-effective amendment to registration statement (and any and all amendments thereto, including additional post-effective amendments) on Form N-4 to be filed with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent, full power and authority to do and to perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

Signature	Date	Title
/S/Robert D. Brearton__________________________ Robert D. Brearton	April 8, 2014 Date	Executive Vice President, Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)
/S/ William M. Cameron_________________________ William M. Cameron	April 8, 2014 Date	Chairman, Chief Executive Officer and Director (Principal Executive Officer)
/S/David R. Carpenter_________________________ David R. Carpenter	April 8, 2014 Date	President and Chief Operations Officer (Principal Financial and Accounting Officer)
/S/William E. Durrett___________________________ William E. Durrett	April 8, 2014 Date	Senior Chairman of the Board and Director
/S/Gregory S. Allen________________________________ Gregory S. Allen	April 8, 2014 Date	Director
/S/John M. Bendheim, Jr.____________________________ John M. Bendheim, Jr.	April 9, 2014 Date	Director
/S/Lynda L. Cameron________________________________ Lynda L. Cameron	April 8, 2014 Date	Director
/S/Charles R. Eitel__________________________________ Charles R. Eitel	April 8, 2014 Date	Director
/S/Theodore M. Elam________________________________ Theodore M. Elam	April 8, 2014 Date	Director
/S/Paula Marshall___________________________________ Paula Marshall	April 14, 2014 Date	Director
/S/Tom J. McDaniel__________________________________ Tom J. McDaniel	April 8, 2014 Date	Director
/S/Stephen M. Prescott________________________________ Stephen M. Prescott	April 8, 2014 Date	Director

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION	METHOD OF FILING
1	Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of the Separate Account.	Incorporated by reference
3	Amended and Restated Principal Underwriter’s Agreement dated July 10, 2006 between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc.	Incorporated by reference
3.1
Second Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc., dated April 20, 2012.

Incorporated by reference
4.1	Flexible Premium Variable and Fixed Deferred Annuity.	Incorporated by reference
4.2	Loan Rider.	Incorporated by reference
4.3	403(b) Annuity Rider.	Incorporated by reference
4.4	Individual Retirement Annuity Rider.	Incorporated by reference
4.5	Flexible Premium Variable and Fixed Deferred Annuity (variable guaranteed minimum interest rate).	Incorporated by reference
4.6	403(b) Plan Loan Rider.	Incorporated by reference
4.7	403(b) Annuity Rider.	Incorporated by reference
5	Application Form.	Incorporated by reference
6.1	Articles of Incorporation of American Fidelity Assurance Company.	Incorporated by reference
6.2	Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997.	Incorporated by reference
8.1	Shareholder Services Agreement dated January 16, 2001 between American Fidelity Assurance Company and American Century Investment Services, Inc.	Incorporated by reference
8.1.1	Amendment No. 1 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Services, Inc. dated April 6, 2001.	Incorporated by reference
8.1.2	Amendment No. 2 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated June 27, 2002.	Incorporated by reference
8.1.3	Amendment No. 3 to the Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated March 22, 2005.	Incorporated by reference
8.1.4	Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between American Century Investment Services, Inc. and American Fidelity Assurance Company.	Incorporated by reference
8.2	Second Amended and Restated Fund Participation Agreement dated April 26, 2010, between American Fidelity Assurance Company, BlackRock Investments, LLC and BlackRock Variable Series Funds, Inc.	Incorporated by reference
8.2.1	Administrative Services Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P.	Incorporated by reference
8.2.2	Amendment to the Administrative Services Agreement between American Fidelity Assurance Company and Merrill Lynch Management, L.P. dated February 28, 2005.	Incorporated by reference
8.2.3	Second Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC effective May 1, 2007.	Incorporated by reference
8.2.4	Third Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC dated February 1, 2011.	Incorporated by reference
8.2.5	Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between BlackRock Distributors, Inc. and American Fidelity Assurance Company.	Incorporated by reference
8.3
Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment thereto effective January 1, 1999.

Incorporated by reference
8.3.1
Amendment to Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), dated March 1, 2001.

Incorporated by reference
8.3.2
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002.

Incorporated by reference

8.3.3
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investments Fund, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a/ “The Dreyfus Life and Annuity Index Fund (d/b/a Dreyfus  Stock Index Fund)”) dated November 1, 2010.

Incorporated by reference

8.3.4
Amendment No. 5 to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a “The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)”) dated April 15, 2011.

Incorporated by reference
8.3.5	Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation.	Incorporated by reference
8.3.6	Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999.	Incorporated by reference
8.3.7	Amendment No. 2 to the Agreement between the Dreyfus Corporation and American Fidelity Assurance Company Dated March 15, 2005.	Incorporated by reference
8.3.8	Amendment to Agreement by and between the Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated November 1, 2010.	Incorporated by reference
8.3.9	2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company.	Incorporated by reference

8.4	Fund Participation Agreement and December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company.	Incorporated by reference
8.4.1	First Amendment to Fund Participation Agreement dated December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company.	Incorporated by reference
8.4.2	Second Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company dated July 16, 2002.	Incorporated by reference
8.4.3	Shareholder Information Agreement (22c-2 Agreement) dated April 9, 2007 by and between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company.	Incorporated by reference
8.5	Participation Agreement among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005.	Incorporated by reference
8.5.1
Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.

Incorporated by reference
8.5.2
Second Amendment to Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated April 13, 2010.

Incorporated by reference
8.6	Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated May 4, 2011.	Incorporated by reference
9	Opinion and Consent of Counsel.	Incorporated by reference
10	Consent of Independent Registered Public Accounting Firm.	Filed herewith
99	Relationship chart.	Filed herewith